MassMutual Short-Duration Bond Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.9%

CORPORATE DEBT — 52.9%
Agriculture — 1.5%
BAT Capital Corp.
4.700% 4/02/27	$1,750,000	$1,978,450
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	1,393,000	1,466,425
3.500% 2/11/23 (a)	579,000	598,633
Wens Foodstuffs Group Co. Ltd.
2.349% 10/29/25 (a)	1,750,000	1,610,404
		5,653,912
Airlines — 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (a)	408,000	438,581
Auto Manufacturers — 2.6%
Ford Motor Credit Co. LLC
3 mo. USD LIBOR + 1.235% 1.391% FRN 2/15/23	1,130,000	1,125,762
3.087% 1/09/23	625,000	637,500
3.350% 11/01/22	2,155,000	2,208,659
General Motors Co.
6.125% 10/01/25	282,000	333,953
General Motors Financial Co., Inc.
3.250% 1/05/23	1,136,000	1,178,754
Harley-Davidson Financial Services, Inc.
3.350% 6/08/25 (a)	977,000	1,044,693
Hyundai Capital America
1.500% 6/15/26 (a)	1,805,000	1,791,926
Kia Corp.
1.000% 4/16/24 (a)	985,000	990,110
Nissan Motor Acceptance Corp.
1.900% 9/14/21 (a)	485,000	486,331
		9,797,688
Auto Parts & Equipment — 0.3%
Metalsa SA de CV
4.900% 4/24/23 (a)	950,000	992,759
Banks — 11.5%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	1,755,000	1,967,243
Arab National Bank 5 year CMT + 2.974%
3.326% VRN 10/28/30 (a)	1,350,000	1,392,862
Banco Santander SA
1.849% 3/25/26	1,400,000	1,416,268
Bank of America Corp.
3.950% 4/21/25	385,000	422,629
4.000% 1/22/25	1,396,000	1,532,393

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.250% 10/22/26	$700,000	$790,765
The Bank of Nova Scotia
4.500% 12/16/25	2,166,000	2,454,452
Barclays PLC
5.200% 5/12/26	840,000	959,398
BPCE SA
4.625% 7/11/24 (a)	350,000	384,792
5.700% 10/22/23 (a)	2,315,000	2,562,527
Citigroup, Inc.
4.400% 6/10/25	2,800,000	3,128,408
Credit Suisse AG
6.500% 8/08/23 (a)	1,750,000	1,933,120
Danske Bank A/S
5.000% 1/12/22 (a)	1,080,000	1,105,038
Deutsche Bank AG SOFR + 2.159%
2.222% VRN 9/18/24	935,000	960,142
The Goldman Sachs Group, Inc.
4.250% 10/21/25	4,755,000	5,319,703
HSBC Holdings PLC
4.250% 3/14/24	934,000	1,011,696
4.250% 8/18/25	1,051,000	1,165,105
4.375% 11/23/26	154,000	173,896
ING Groep NV SOFR + 1.005%
1.726% VRN 4/01/27	868,000	875,794
JP Morgan Chase & Co. SOFR + .540%
0.824% VRN 6/01/25	1,960,000	1,956,394
Lloyds Banking Group PLC
4.050% 8/16/23	1,840,000	1,972,862
Macquarie Group Ltd. SOFR + 1.069%
1.340% VRN 1/12/27 (a)	1,120,000	1,111,062
Morgan Stanley
3.700% 10/23/24	930,000	1,014,715
4.350% 9/08/26	1,750,000	1,982,533
Natwest Group PLC 1 year CMT + .900%
1.642% VRN 6/14/27	725,000	725,387
Sberbank of Russia Via SB Capital SA
5.250% 5/23/23 (a)	1,350,000	1,429,312
Societe Generale SA 1 year CMT + 1.100%
1.488% VRN 12/14/26 (a)	1,469,000	1,455,697
UBS Group AG
4.125% 9/24/25 (a)	1,770,000	1,971,780
Wells Fargo & Co.
SOFR + .510% 0.805% VRN 5/19/25	409,000	408,319
4.100% 6/03/26	197,000	221,341
		43,805,633
Beverages — 0.3%
Bacardi Ltd.
4.450% 5/15/25 (a)	1,186,000	1,318,601
Chemicals — 1.0%
DuPont de Nemours, Inc.
4.493% 11/15/25	480,000	546,038
MEGlobal Canada ULC
5.000% 5/18/25 (a)	950,000	1,065,045
RPM International, Inc.
3.450% 11/15/22	43,000	44,342
Syngenta Finance NV

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.441% 4/24/23 (a)	$1,460,000	$1,541,160
4.892% 4/24/25 (a)	565,000	626,266
		3,822,851
Commercial Services — 1.5%
Adani Ports & Special Economic Zone Ltd.
3.375% 7/24/24 (a)	3,129,000	3,251,532
Element Fleet Management
1.600% 4/06/24 (a)	510,000	518,333
Triton Container International Ltd.
2.050% 4/15/26 (a)	2,015,000	2,022,270
		5,792,135
Computers — 0.7%
Dell International LLC/EMC Corp.
4.000% 7/15/24	763,000	829,733
5.850% 7/15/25	836,000	981,364
Genpact Luxembourg Sarl
3.700% STEP 4/01/22	780,000	794,887
		2,605,984
Distribution & Wholesale — 0.8%
Li & Fung Ltd.
4.500% 8/18/25 (a)	2,850,000	2,952,486
Diversified Financial Services — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875% 8/14/24	1,830,000	1,914,278
4.500% 9/15/23	440,000	471,745
Aircastle Ltd.
5.000% 4/01/23	1,790,000	1,914,616
Antares Holdings LP
3.950% 7/15/26 (a)	910,000	947,375
6.000% 8/15/23 (a)	1,172,000	1,269,317
Aviation Capital Group LLC
1.950% 1/30/26 (a)	990,000	990,676
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	2,130,000	2,193,759
BGC Partners, Inc.
4.375% 12/15/25	1,075,000	1,163,664
Brookfield Finance, Inc.
4.000% 4/01/24	710,000	767,282
Lazard Group LLC
3.750% 2/13/25	1,840,000	2,007,809
LeasePlan Corp. NV
2.875% 10/24/24 (a)	520,000	546,159
Park Aerospace Holdings Ltd.
5.250% 8/15/22 (a)	650,000	680,127
SPARC EM SPC Panama Metro Line 2 SP
0.000% 12/05/22 (a)	512,162	500,608
Synchrony Financial
2.850% 7/25/22	1,140,000	1,166,872
		16,534,287

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 1.5%
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	$545,000	$537,081
CenterPoint Energy, Inc.
1.450% 6/01/26	540,000	540,626
National Central Cooling Co. PJSC
2.500% 10/21/27 (a)	1,341,000	1,331,055
OGE Energy Corp.
0.703% 5/26/23	480,000	479,576
Pacific Gas and Electric Co.
1.750% 6/16/22	2,165,000	2,163,740
Puget Energy, Inc.
6.000% 9/01/21	740,000	747,052
		5,799,130
Gas — 0.7%
Atmos Energy Corp.
0.625% 3/09/23	775,000	775,230
ONE Gas, Inc.
1.100% 3/11/24	2,045,000	2,046,421
		2,821,651
Housewares — 0.4%
Newell Brands, Inc.
4.350% STEP 4/01/23	1,585,000	1,660,287
Insurance — 2.9%
AmTrust Financial Services, Inc.
6.125% 8/15/23	1,565,000	1,579,426
Athene Global Funding
2.750% 6/25/24 (a)	1,840,000	1,928,817
Brighthouse Financial Global Funding
1.000% 4/12/24 (a)	605,000	606,210
1.550% 5/24/26 (a)	1,036,000	1,045,453
CNO Financial Group, Inc.
5.250% 5/30/25	1,740,000	1,973,869
Enstar Group Ltd.
4.500% 3/10/22	1,800,000	1,836,761
GA Global Funding Trust
1.625% 1/15/26 (a)	530,000	536,761
Trinity Acquisition PLC
3.500% 9/15/21	295,000	296,114
Unum Group
3.875% 11/05/25	995,000	1,089,423
		10,892,834
Internet — 0.3%
Weibo Corp.
3.500% 7/05/24	950,000	1,001,433
Investment Companies — 2.5%
Ares Capital Corp.
3.875% 1/15/26	1,160,000	1,243,130
4.200% 6/10/24	1,159,000	1,245,249
BlackRock TCP Capital Corp.
3.900% 8/23/24	835,000	888,008

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.125% 8/11/22	$1,805,000	$1,864,940
Golub Capital BDC, Inc.
2.500% 8/24/26	600,000	604,493
3.375% 4/15/24	536,000	559,251
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.750% 9/15/24	960,000	1,003,200
Sixth Street Specialty Lending, Inc.
2.500% 8/01/26	240,000	243,368
3.875% 11/01/24	1,665,000	1,767,434
		9,419,073
Iron & Steel — 1.4%
Severstal OAO Via Steel Capital SA
3.150% 9/16/24 (a)	2,000,000	2,085,496
Steel Dynamics, Inc.
2.400% 6/15/25	375,000	392,276
Vale Overseas Ltd.
6.250% 8/10/26	2,235,000	2,691,164
		5,168,936
Leisure Time — 0.2%
Harley-Davidson, Inc.
3.500% 7/28/25 (b)	540,000	582,193
Lodging — 0.6%
Las Vegas Sands Corp.
3.200% 8/08/24	1,665,000	1,747,602
Marriott International, Inc.
5.750% 5/01/25	389,000	449,170
		2,196,772
Machinery – Construction & Mining — 0.3%
The Weir Group PLC
2.200% 5/13/26 (a)	1,070,000	1,074,838
Machinery – Diversified — 0.3%
CNH Industrial Capital LLC
3.875% 10/15/21	1,015,000	1,024,485
Media — 1.2%
Cable Onda SA
4.500% 1/30/30 (a) (b)	1,330,000	1,402,352
Sirius XM Radio, Inc.
3.875% 8/01/22 (a)	2,200,000	2,203,960
ViacomCBS, Inc.
4.750% 5/15/25	865,000	979,203
		4,585,515
Mining — 0.6%
Glencore Funding LLC
1.625% 4/27/26 (a)	975,000	978,739
4.125% 5/30/23 (a)	1,050,000	1,116,819
		2,095,558

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Multi-National — 0.6%
Africa Finance Corp.
3.125% 6/16/25 (a)	$2,075,000	$2,153,601
Oil & Gas — 3.1%
Cenovus Energy, Inc.
3.000% 8/15/22	1,065,000	1,086,611
Diamondback Energy, Inc.
0.900% 3/24/23	1,315,000	1,315,447
EQT Corp.
3.000% 10/01/22 (b)	1,305,000	1,332,731
7.625% STEP 2/01/25	790,000	921,527
Occidental Petroleum Corp.
5.500% 12/01/25	2,725,000	3,008,904
Ovintiv Exploration, Inc.
5.625% 7/01/24	1,220,000	1,358,472
Petroleos Mexicanos
4.625% 9/21/23	2,635,000	2,750,387
		11,774,079
Packaging & Containers — 0.5%
Berry Global, Inc.
1.650% 1/15/27 (a)	1,415,000	1,402,746
Sealed Air Corp.
5.500% 9/15/25 (a)	284,000	316,305
		1,719,051
Pharmaceuticals — 0.7%
AbbVie, Inc.
3.800% 3/15/25	745,000	815,171
Mylan, Inc.
3.125% 1/15/23 (a)	875,000	906,456
Teva Pharmaceutical Finance Netherlands III BV
2.200% 7/21/21	654,000	651,606
Viatris, Inc.
1.650% 6/22/25 (a)	355,000	359,637
		2,732,870
Pipelines — 1.9%
Energy Transfer LP
4.200% 9/15/23	1,670,000	1,786,020
EnLink Midstream Partners LP
4.400% 4/01/24	1,920,000	2,016,000
EQM Midstream Partners LP
4.750% 7/15/23	1,305,000	1,362,094
Plains All American Pipeline LP/PAA Finance Corp.
4.500% 12/15/26	235,000	263,910
4.650% 10/15/25	1,630,000	1,823,902
		7,251,926
Real Estate — 1.5%
Country Garden Holdings Co. Ltd.
8.000% 1/27/24 (a)	2,930,000	3,080,137
MAF Sukuk Ltd.
4.500% 11/03/25 (a)	1,375,000	1,520,901

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Shimao Group Holdings Ltd.
6.125% 2/21/24 (a)	$1,200,000	$1,236,600
		5,837,638
Real Estate Investment Trusts (REITS) — 1.8%
Host Hotels & Resorts LP
3.750% 10/15/23	1,805,000	1,902,747
Service Properties Trust
4.350% 10/01/24	2,000,000	2,014,000
Tanger Properties LP
3.875% 12/01/23	530,000	560,314
Trust Fibra Uno
5.250% 1/30/26 (a)	1,475,000	1,659,375
Vornado Realty LP
2.150% 6/01/26	665,000	674,229
		6,810,665
Retail — 0.6%
Nordstrom, Inc.
2.300% 4/08/24 (a)	480,000	481,514
QVC, Inc.
4.375% 3/15/23	1,850,000	1,950,807
		2,432,321
Semiconductors — 0.4%
Marvell Technology, Inc.
1.650% 4/15/26 (a)	890,000	889,879
Skyworks Solutions, Inc.
0.900% 6/01/23	670,000	671,956
		1,561,835
Storage & Warehousing — 0.4%
GLP China Holdings Ltd.
4.974% 2/26/24 (a)	1,584,000	1,704,161
Telecommunications — 2.6%
AT&T, Inc.
1.700% 3/25/26	980,000	990,518
NBN Co. Ltd.
1.450% 5/05/26 (a)	1,115,000	1,118,001
Qwest Corp
6.750% 12/01/21	1,255,000	1,284,806
Sprint Communications, Inc.
9.250% 4/15/22	800,000	850,000
Telecom Italia SpA
5.303% 5/30/24 (a)	920,000	1,007,124
Telefonaktiebolaget LM Ericsson
4.125% 5/15/22	1,406,000	1,444,665
Tower Bersama Infrastructure Tbk PT
4.250% 1/21/25 (a)	3,070,000	3,235,134
		9,930,248
Toys, Games & Hobbies — 0.5%
Mattel, Inc.
3.375% 4/01/26 (a)	1,900,000	1,971,250

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% 6/15/26 (a)	$1,235,000	$1,242,099
Venture Capital — 0.4%
Hercules Capital, Inc.
4.625% 10/23/22	1,495,000	1,518,907

TOTAL CORPORATE DEBT (Cost $196,882,492)		200,678,273

MUNICIPAL OBLIGATIONS — 0.1%
Louisiana State Public Facilities Authority, Revenue Bonds, Series 2011-A, Class A2, 3 mo. USD LIBOR
1.076% FRN 4/26/27	3,448	3,452
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Series 2006-2, Class B,
1.430% FRN 10/25/42 (c)	450,000	447,806

TOTAL MUNICIPAL OBLIGATIONS (Cost $447,261)		451,258

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 44.7%
Automobile Asset-Backed Securities — 6.0%
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.020% 8/20/26 (a)	5,143,000	5,340,681
Series 2019-3A, Class C, 3.150% 3/20/26 (a)	2,764,000	2,875,133
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	633,000	643,236
Series 2018-1A, Class C, 4.730% 9/20/24 (a)	1,270,000	1,348,775
Carmax Auto Owner Trust
Series 2021-2, Class D, 1.550% 10/15/27	1,227,000	1,235,222
Series 2019-4, Class D, 2.800% 4/15/26	1,399,000	1,446,482
Carvana Auto Receivables Trust
Series 2021-N1, Class D, 1.500% 1/10/28	2,646,000	2,644,293
Series 2021-P2, 1.880% 5/10/28 (a)	1,331,000	1,331,340
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	1,720,000	1,785,402
Westlake Automobile Receivables Trust
Series 2021-1A, Class D, 1.230% 4/15/26 (a)	1,220,000	1,221,308
Series 2021-1A, Class E, 2.330% 8/17/26 (a)	1,505,000	1,501,986
Series 2019-3A, Class E, 3.590% 3/17/25 (a)	1,395,000	1,435,729
		22,809,587
Commercial Mortgage-Backed Securities — 5.9%
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 1.423% FRN 9/15/34 (a)	300,000	299,629
Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (a) (c)	800,000	777,721
Series 2019-BPR, Class DMP, 4.024% VRN 11/05/32 (a) (c)	1,110,000	1,021,200
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM,
5.513% VRN 1/12/45 (c)	164,616	162,947
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.573% FRN 7/15/35 (a)	500,000	500,001
BX Commercial Mortgage Trust
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.673% FRN 12/15/36 (a)	1,827,429	1,827,428

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.773% FRN 11/15/35 (a)	$1,855,000	$1,855,579
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.873% FRN 10/15/36 (a)	707,918	708,580
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.073% FRN 10/15/36 (a)	2,758,344	2,760,068
BX Trust, Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800%
1.900% FRN 6/15/38 (a)	700,000	700,874
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class C, 1 mo. USD LIBOR + 1.450% 1.523% FRN 12/15/37 (a)	2,000,000	2,002,504
Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150% 2.223% FRN 12/15/37 (a)	1,335,725	1,338,232
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
1.673% FRN 5/15/36 (a)	820,000	821,282
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.873% FRN 5/15/36 (a)	739,000	739,232
Life 2021-BMR Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
1.823% FRN 3/15/38 (a)	796,000	798,488
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101%
2.174% FRN 4/15/38 (a)	1,710,000	1,712,139
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B
3.769% 2/15/46	1,000,000	1,013,309
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D,
4.057% VRN 8/05/34 (a) (c)	1,000,000	992,185
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD LIBOR + 2.200% 2.273% FRN 1/15/26 (a)	1,319,000	1,332,185
Series 2020-1NYP, Class D, 1 mo. USD LIBOR + 2.750% 2.823% FRN 1/15/26 (a)	886,000	895,964
		22,259,547
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%
0.332% FRN 10/25/34 (a)	129,102	128,079
Other Asset-Backed Securities — 20.0%
321 Henderson Receivables LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 0.273% FRN 3/15/41 (a)	67,635	67,091
Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 0.273% FRN 6/15/41 (a)	160,120	156,731
AASET Trust, Series 2020-1A, Class B
4.335% 1/16/40 (a)	489,753	343,673
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	769,949	825,374
Affirm Asset Securitization Trust, Series 2021-Z1, Class A
1.070% 8/15/25 (a)	1,358,390	1,357,934
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150%
1.223% FRN 6/15/28 (a)	880,000	880,279

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bain Capital Credit CLO Ltd., Series 2020-2A, Class A, 3 mo. USD LIBOR + 1.850%
2.040% FRN 7/21/31 (a)	$1,000,000	$1,000,000
BlueMountain CLO Ltd., Series 2013-1A, Class A1R2, 3 mo. USD LIBOR + 1.230%
1.418% FRN 1/20/29 (a)	697,895	697,943
BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 3 mo. USD LIBOR + .980%
1.168% FRN 7/20/29 (a)	1,100,000	1,098,562
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	183,533	184,009
Series 2019-A, Class B, 3.780% 9/26/33 (a)	532,661	535,672
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	1,939,976	1,955,635
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	456,249	464,595
Capital Automotive REIT, Series 2017-1A, Class A1
3.870% 4/15/47 (a)	567,074	568,303
CARS-DB4 LP, Series 2020-1A, Class B1
4.170% 2/15/50 (a)	1,100,000	1,156,603
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	603,872	601,706
Cbam CLO Management Cbam, Series 2018-6A, Class A1R, 3 mo. USD LIBOR + 1.270%
1.454% FRN 1/15/31 (a)	1,500,000	1,500,104
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
1.168% FRN 4/20/31 (a)	300,000	299,628
CF Hippolyta LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	212,826	216,395
CIFC Funding 2017-II Ltd., Series 2017-2A, Class BR, 3 mo. USD LIBOR + 1.500%
1.628% FRN 4/20/30 (a)	500,000	500,013
CIFC Funding 2017-IV Ltd., Series 2017-4A, Class A2R, 3 mo. USD LIBOR + 1.550%
1.638% FRN 10/24/30 (a)	800,000	800,202
DataBank Issuer, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	2,170,000	2,198,203
Diamond Resorts Owner Trust 2021-1, Series 2021-1A, Class B
2.050% 11/21/33 (a)	1,719,498	1,717,385
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.690% 3/25/30 (a)	210,031	216,055
Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (c)	40,246	40,547
Series 2019-A, Class C, 3.450% 1/25/34 (a)	1,253,899	1,225,490
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	116,760	118,195
Firstkey Homes 2020 Trust, Series 2021, Class E2
2.489% 8/17/28 (a) (g)	760,000	759,984
Flatiron CLO 17 Ltd., Series 2017-1A, Class AR, 3 mo. USD LIBOR + .980%
1.136% FRN 5/15/30 (a)	2,000,000	2,001,086
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	4,234,372	4,229,828
GCI Funding I LLC, Series 2021-1, Class A
2.380% 6/18/46 (a) (d)	506,000	505,870
Goldentree Loan Management US CLO 4 Ltd., Series 2019-4A, Class AR, 3 mo. USD LIBOR + 1.110%
1.248% FRN 4/24/31 (a)	1,750,000	1,750,044
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	1,233,220	1,263,923

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	$599,501	$627,230
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	520,114	551,886
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (c)	1,044,645	1,108,865
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	607,494	622,954
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	141,512	147,361
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	346,931	358,060
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	116,597	121,081
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	678,060	734,192
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	447,997	454,557
Horizon Aircraft Finance III Ltd.
Series 2019-2, Class A, 3.425% 11/15/39 (a)	373,272	366,932
Series 2019-2, Class B, 4.458% 11/15/39 (a)	1,757,143	1,704,409
HPS Loan Management Ltd., Series 15A-19, Class A1, 3 mo. USD LIBOR + 1.320%
1.504% FRN 7/22/32 (a)	500,000	500,307
Kayne CLO, 3 mo. USD LIBOR + 1.400%
1.584% FRN 7/15/31 (a)	800,000	799,580
KKR CLO Ltd., Series 28A, Class A, 3 mo. USD LIBOR + 1.140%
1.259% FRN 3/15/31 (a)	400,000	400,012
KREF Ltd., Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350%
1.432% FRN 6/15/36 (a)	2,600,000	2,600,819
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	810,828	810,764
Milos CLO Ltd., Series 2017-1A, Class AR, 3 mo. USD LIBOR + 1.070%
1.258% FRN 10/20/30 (a)	1,150,000	1,147,329
Mosaic Solar Loans LLC
Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	536,704	583,777
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	118,673	129,404
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, 3 mo. USD LIBOR + 1.350%
1.540% FRN 10/18/29 (a)	2,150,000	2,144,982
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD LIBOR + 1.400%
1.576% FRN 7/25/30 (a)	375,000	373,980
NP SPE II LLC, Series 2017-1A, Class A1
3.372% 10/21/47 (a)	344,543	353,650
NRZ Advance Receivables Trust, Series 2020-T3, Class DT3
2.458% 10/15/52 (a)	899,000	900,367
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A3, 2.260% 11/20/50 (a)	853,000	859,329
Series 2021-1A, Class A3, 2.800% 1/20/51 (a)	2,000,000	2,039,719
Orange Lake Timeshare Trust, Series 2016-A, Class B
2.910% 3/08/29 (a)	288,419	291,092
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	698,000	712,205
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	659,306	657,616
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.942% FRN 2/25/23 (a)	670,000	671,246
RAMP Trust, Series 2005-EFC1, Class M5, 1 mo. USD LIBOR + .650%
1.067% FRN 5/25/35	2,500,000	2,477,346
Rockford Tower CLO Ltd., Series 2017-2A, Class BR, 3 mo. USD LIBOR + 1.500%
1.684% FRN 10/15/29 (a)	1,000,000	1,000,026

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
1.274% FRN 1/15/30 (a)	$1,250,000	$1,250,008
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (a)	1,030,000	1,082,308
Sierra Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	182,456	187,627
SoFi Consumer Loan Program Trust, Series 2019-3, Class D
3.890% 5/25/28 (a)	2,981,000	3,054,751
Store Master Funding I-VII, Series 2018-1A, Class A3
4.400% 10/20/48 (a)	1,229,167	1,270,552
Structured Asset Investment Loan Trust 2004-11, Series 2004-11, Class M1, 1 mo. USD LIBOR + .930%
1.022% FRN 1/25/35	1,574,856	1,544,876
TAL Advantage VII LLC, Series 2020-1A, Class B
3.290% 9/20/45 (a)	737,000	750,996
Thrust Engine Leasing, Series 2021-1A, Class A
4.163% 7/15/40 (a) (d)	1,200,000	1,199,954
TICP CLO XI Ltd., Series 2018-11A, Class A, 3 mo. USD LIBOR + 1.180%
1.368% FRN 10/20/31 (a)	850,000	850,017
Trafigura Securitisation Finance PLC, Series 2018-1A, Class B
4.290% 3/15/22 (a)	1,870,000	1,871,027
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3 mo. USD LIBOR + 1.070%
1.258% FRN 10/20/28 (a)	822,604	822,909
Trinity Rail Leasing LP, Series 2019-1A, Class A
3.820% 4/17/49 (a)	1,504,690	1,566,676
Vantage Data Centers LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (a)	1,425,000	1,429,374
VSE VOI Mortgage LLC, Series 2016-A, Class B
2.740% 7/20/33 (a)	267,884	268,471
Welk Resorts LLC, Series 2017-AA, Class B
3.410% 6/15/33 (a)	468,056	463,285
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	586,605	582,670
		75,683,640
Student Loans Asset-Backed Securities — 6.8%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
1.592% FRN 7/25/58 (a)	530,000	492,662
College Ave Student Loans 2021-A LLC, Series 2021-A, Class B
2.320% 7/25/51 (a)	3,419,000	3,409,152
College Avenue Student Loans LLC
Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 1.292% FRN 12/26/47 (a)	1,012,162	1,018,741
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,038,000	1,068,202
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
0.674% FRN 1/15/37	449,176	400,677
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	118,303	117,910
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	87,539	88,378
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	36,194	36,578
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	147,512	155,779
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (a)	152,259	152,673
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%
2.142% FRN 2/26/35 (a)	114,337	108,826

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (a)	$922,786	$934,042
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	312,876	320,067
Laurel Road Prime Student Loan Trust
Series 2017-C, Class B, 2.950% 11/25/42 (a)	418,373	410,576
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	522,946	517,841
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	452,896	427,703
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	546,147	546,558
Navient Private Education Refi Loan Trust, Series 2020-BA, Class B
2.770% 1/15/69 (a)	1,800,000	1,855,158
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
1.842% FRN 12/26/40 (a)	89,332	89,653
Nelnet Student Loan Trust
Series 2007-2A, Class A4A2, 1.497% FRN 6/25/35 (a) (c)	2,800,000	2,773,573
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 1.542% FRN 2/25/67 (a)	1,000,000	957,698
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.592% FRN 6/25/54 (a)	395,000	396,110
SLC Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .250%
0.369% FRN 6/15/55	1,131,253	1,032,170
SLM Student Loan Trust
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 0.376% FRN 1/27/42	2,660,143	2,422,290
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 0.466% FRN 1/25/44	1,153,606	1,062,940
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 0.476% FRN 1/25/41	861,493	803,070
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.486% FRN 1/25/55	417,285	389,698
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 0.769% FRN 12/15/38	327,122	299,462
Series 2006-2, Class R, 1.000% 1/25/41	339,100	1,797,230
SoFi Alternative Trust, Series 2019-C, Class PT,
4.558% VRN 1/25/45 (a) (c)	1,516,913	1,616,156
		25,701,573
Whole Loan Collateral Collateralized Mortgage Obligations — 6.0%
Angel Oak Mortgage Trust
Series 2020-5, Class A2, 1.579% VRN 5/25/65 (a) (c)	630,261	632,451
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (a) (c)	573,480	576,173
Series 2021-1, Class M1, 2.215% VRN 1/25/66 (a) (c)	670,000	674,111
Series 2018-3, Class A3, 3.238% VRN 5/25/59 (a) (c)	926,906	926,239
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.063% VRN 8/25/34 (c)	17,822	17,547
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A3, 3.030% VRN 7/25/49 (a) (c)	593,519	599,790
Series 2019-IMC1, Class M1, 3.170% VRN 7/25/49 (a) (c)	1,798,000	1,824,816
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM4, Class M1
1.000% 5/25/66 (a) (d)	1,072,000	1,071,995
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3,
1.538% VRN 2/25/66 (a) (c)	2,126,111	2,135,678
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (c)	921,266	918,269
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2,
2.300% VRN 2/25/34 (c)	51,205	50,177
MFA Trust, Series 2020-NQM1, Class A3,
2.300% VRN 8/25/49 (a) (c)	1,216,541	1,222,998
NewRez Warehouse Securitization Trust Series 2021-1, Class C, 1 mo. USD LIBOR + 1.050%
1.142% FRN 5/25/55 (a)	1,957,000	1,957,000
OBX Series 2021-NQM1, Class M1,
2.219% VRN 2/25/66 (a) (c)	703,000	705,939

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Onslow Bay Financial LLC, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (c)	$774,808	$790,230
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (c)	3,077,110	3,073,822
Starwood Mortgage Residential Trust, Series 2021-3, Class A3,
1.518% VRN 6/25/56 (a) (c) (d)	830,000	829,996
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (c)	1,372,537	1,389,631
Verus Securitization Trust
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (c)	1,505,169	1,525,808
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (c)	667,000	684,585
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (c)	1,254,000	1,288,325
		22,895,580

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $168,024,677)		169,478,006

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.7%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.204% 2.328% 3/01/37	97,816	102,771
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.641% 1.891% 5/01/34	15,634	16,207
Government National Mortgage Association Pool #507545 7.500% 8/15/29	22,659	26,227
		145,205
Whole Loans — 0.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA2, Class M2, SOFR30A + 2.300%
2.318% FRN 8/25/33 (a)	2,024,000	2,074,347
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300%
2.392% FRN 8/25/31 (a)	313,524	315,643
		2,389,990

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,477,566)		2,535,195

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bonds & Notes — 0.5%
U.S. Treasury Note
8.000% 11/15/21 (e)	1,720,000	1,770,896

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,962,681)		1,770,896

TOTAL BONDS & NOTES (Cost $369,794,677)		374,913,628

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $609,046)		479,102

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.3%

Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	1,252,240	$1,252,240

TOTAL MUTUAL FUNDS (Cost $1,252,240)		1,252,240

TOTAL LONG-TERM INVESTMENTS (Cost $371,655,963)		376,644,970

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Commercial Paper — 1.3%
American Honda Finance Corp.
0.183% 9/21/21	$2,000,000	1,999,078
BAT International Finance
0.183% 7/19/21 (a)	1,000,000	999,925
Eaton Corp.
0.142% 7/02/21 (a)	1,000,000	999,993
VW Credit, Inc.
0.203% 9/08/21 (a)	1,000,000	999,636
		4,998,632
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (h)	2,629,035	2,629,035

TOTAL SHORT-TERM INVESTMENTS (Cost $7,627,738)		7,627,667

TOTAL INVESTMENTS — 101.3% (Cost $379,283,701) (i)		384,272,637

Other Assets/(Liabilities) — (1.3)%		(4,915,804)

NET ASSETS — 100.0%		$379,356,833

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $240,357,324 or 63.36% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $1,227,015 or 0.32% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2021.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $3,607,815 or 0.95% of net assets.
(e)	A portion of this security is pledged/held as collateral for open derivatives.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	Maturity value of $2,629,035. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $2,681,664.
(i)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	800,000	$66,272	$39,994	$26,278
Put
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	11,880,000	$412,830	$569,052	$(156,222)
									$479,102	$609,046	$(129,944)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	9/21/21	337	$44,516,695	$135,805
Short
90 Day Eurodollar	9/13/21	8	$(1,951,273)	$(45,927)
U.S. Treasury Ultra 10 Year	9/21/21	122	(17,715,337)	(243,444)
U.S. Treasury Note 2 Year	9/30/21	178	(39,286,582)	69,566
U.S. Treasury Note 5 Year	9/30/21	1,345	(166,607,678)	594,748
90 Day Eurodollar	3/14/22	7	(1,706,839)	(39,661)
90 Day Eurodollar	9/19/22	6	(1,462,405)	(32,120)
90 Day Eurodollar	3/13/23	5	(1,217,921)	(24,142)
90 Day Eurodollar	12/18/23	7	(1,703,515)	(26,798)
90 Day Eurodollar	12/16/24	19	(4,618,125)	(58,488)
				$193,734

Currency Legend

USD	U.S. Dollar

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 75.6%

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 51.3%
Automobile Asset-Backed Securities — 0.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (a)	$322,000	$327,207
Carvana Auto Receivables Trust, Series 2021-P2
1.880% 5/10/28 (a)	1,331,000	1,331,340
Exeter Automobile Receivables Trust, Series 2020-2A, Class A
1.130% 8/15/23 (a)	112,527	112,611
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A
3.430% 12/16/24 (a)	224,875	225,870
OSCAR US Funding Trust, Series 2018-2A, Class A3
3.390% 9/12/22 (a)	385,510	386,725
OSCAR US Funding XI LLC, Series 2019-2A, Class A2
2.490% 8/10/22 (a)	212,674	213,141
Santander Drive Auto Receivables Trust, Series 2020-2, Class A2A
0.620% 5/15/23	388,151	388,218
World Omni Auto Receivables Trust, Series 2019-C, Class A2B, 1 mo. USD LIBOR + .230%
0.303% FRN 2/15/23	377,571	377,595
		3,362,707
Commercial Mortgage-Backed Securities — 3.6%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.573% FRN 7/15/35 (a)	1,150,000	1,150,003
BX Commercial Mortgage Trust
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.673% FRN 12/15/36 (a)	1,164,586	1,164,585
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.773% FRN 11/15/35 (a)	1,449,000	1,449,452
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.073% FRN 10/15/36 (a)	2,217,901	2,219,287

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
1.823% FRN 12/15/37 (a)	$250,836	$251,229
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
1.673% FRN 5/15/36 (a)	6,000,000	6,009,380
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 1 mo. USD LIBOR + 1.000%
1.073% FRN 6/15/32 (a)	397,263	397,512
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.873% FRN 5/15/36 (a)	389,000	389,122
		13,030,570
Home Equity Asset-Backed Securities — 3.0%
ABFC Trust, Series 2005-WF1, Class M1, 1 mo. USD LIBOR + .540%
0.632% FRN 11/25/34	1,534,987	1,530,057
Centex Home Equity Loan Trust
Series 2006-A, Class M1, 1 mo. USD LIBOR + .300% 0.392% FRN 6/25/36	1,175,278	1,164,118
Series 2005-D, Class M3, 1 mo. USD LIBOR + .720% 0.812% FRN 10/25/35	1,814,751	1,811,634
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD LIBOR + .615%
0.707% FRN 4/25/36	3,216,635	3,188,136
JP Morgan Mortgage Acquisition Trust, Series 2006-CW1, Class A5, 1 mo. USD LIBOR + .480%
0.572% FRN 5/25/36	761,960	760,911
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-5, Class M1, 1 mo. USD LIBOR + .585%
0.677% FRN 12/25/35	2,437,293	2,422,489
		10,877,345
Other Asset-Backed Securities — 29.6%
321 Henderson Receivables LLC
Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 0.273% FRN 6/15/41 (a)	620,386	607,255
Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 0.273% FRN 9/15/41 (a)	70,308	68,885
Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 0.273% FRN 3/15/42 (a)	385,997	373,192

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Affirm Asset Securitization Trust
Series 2021-Z1, Class A, 1.070% 8/15/25 (a)	$3,036,400	$3,035,382
Series 2020-Z2, Class A, 1.900% 1/15/25 (a)	4,211,552	4,245,675
Series 2020-A, Class A, 2.100% 2/18/25 (a)	7,757,000	7,829,983
Series 2020-Z1, Class A, 3.460% 10/15/24 (a)	1,622,899	1,644,312
AIMCO CLO, Series 2015-AA, Class AR, 3 mo. USD LIBOR + .850%
1.034% FRN 1/15/28 (a)	1,011,112	1,011,161
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150%
1.223% FRN 6/15/28 (a)	920,000	920,292
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class AR, 3 mo. USD LIBOR + .890%
1.080% FRN 1/18/29 (a)	1,600,043	1,600,040
Citigroup Mortgage Loan Trust, Series 2006-WFH2, Class M1, 1 mo. USD LIBOR + .405%
0.497% FRN 8/25/36	3,787,267	3,760,969
Crossroads Asset Trust, Series 2021-A, Class A2
0.820% 3/20/24 (a)	810,000	810,900
FCI Funding LLC
Series 2021-1A, Class A, 1.130% 4/15/33 (a)	4,158,904	4,159,127
Series 2021-1A, Class B, 1.530% 4/15/33 (a)	2,772,312	2,772,566
First Franklin Mortgage Loan Trust
Series 2006-FF15, Class A5, 1 mo. USD LIBOR + .160% 0.252% FRN 11/25/36	1,002,946	983,572
Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720% 0.812% FRN 10/25/35	1,094,986	1,090,054
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	5,222,853	5,217,249
FREED ABS Trust
Series 2021-2, Class A, 0.680% 6/19/28 (a)	2,954,071	2,954,431
Series 2021-2, Class B, 1.030% 6/19/28 (a)	2,652,000	2,649,812
Gracie Point International Funding, Series 2021-1A, Class A, 1 mo. USD LIBOR + .750%
0.860% FRN 11/01/23 (a)	4,267,000	4,267,000
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD LIBOR + .260%
0.352% FRN 3/25/37	515,478	507,722
KREF Ltd.
Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.100% 1.182% FRN 6/15/36 (a)	3,959,171	3,960,413
Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350% 1.432% FRN 6/15/36 (a)	1,520,000	1,520,479

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.550% 2.632% FRN 6/15/36 (a)	$2,110,000	$2,112,648
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
1.424% FRN 7/15/27 (a)	779,904	780,014
Lendmark Funding Trust
Series 2019-2A, Class A, 2.780% 4/20/28 (a)	3,655,000	3,755,566
Series 2018-2A, Class A, 4.230% 4/20/27 (a)	1,200,000	1,213,926
Long Beach Mortgage Loan Trust, Series 2006-WL1, Class 2A4, 1 mo. USD LIBOR + .680%
0.772% FRN 1/25/46	450,472	446,288
Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3 mo. USD LIBOR + 1.080%
1.236% FRN 11/15/28 (a)	3,000,000	3,000,030
Marlette Funding Trust
Series 2020-1A, Class B, 2.380% 3/15/30 (a)	6,800,000	6,869,786
Series 2019-4A, Class A, 2.390% 12/17/29 (a)	1,565,082	1,573,054
Series 2019-3A, Class A, 2.690% 9/17/29 (a)	661,654	663,824
Series 2019-4A, Class B, 2.950% 12/17/29 (a)	2,250,000	2,288,957
Series 2019-2A, Class A, 3.130% 7/16/29 (a)	793,296	796,138
Series 2019-1A, Class A, 3.440% 4/16/29 (a)	625,724	626,898
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	2,015,000	2,043,391
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2020-T1, Class BT1, 1.823% 8/15/53 (a)	1,000,000	1,000,358
Series 2020-T1, Class DT1, 3.011% 8/15/53 (a)	1,510,000	1,516,583
NP SPE II LLC, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	265,296	266,772
NRZ Advance Receivables Trust, Series 2020-T3, Class CT3
1.814% 10/15/52 (a)	965,000	968,670
OCP CLO Ltd., Series 2015-10A, Class A1R, 3 mo. USD LIBOR + .820%
0.996% FRN 10/26/27 (a)	470,843	470,863
Onemain Financial Issuance Trust, Series 2018-1A, Class A
3.300% 3/14/29 (a)	2,685,803	2,695,363
Orange Lake Timeshare Trust, Series 2016-A, Class A
2.610% 3/08/29 (a)	503,846	509,347
PFS Financing Corp., Series 2019-B, Class B, 1 mo. USD LIBOR + .800%
0.873% FRN 9/15/23 (a)	1,100,000	1,100,795
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I
4.262% 9/05/48 (a)	2,528,500	2,536,864
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.942% FRN 2/25/23 (a)	270,000	270,502
RAMP Series Trust, Series 2006-RZ4, Class A3, 1 mo. USD LIBOR + .270%
0.362% FRN 10/25/36	2,269,611	2,254,708

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sierra Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	$1,457,655	$1,487,801
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	404,412	414,412
Series 2018-1A, Class B, 4.036% 4/20/35	426,409	437,541
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	365,657	371,656
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	259,498	265,775
SoFi Consumer Loan Program LLC
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	563,747	563,747
Series 2016-2A, Class B, 4.770% VRN 10/27/25 (a) (b)	639,729	639,729
Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .735%
0.827% FRN 3/25/35	1,645,794	1,638,983
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD LIBOR + .170% 0.262% FRN 1/25/37	451,258	443,112
Series 2006-WF1, Class M4, 1 mo. USD LIBOR + .645% 0.737% FRN 2/25/36	613,000	604,709
Trafigura Securitisation Finance PLC
Series 2018-1A, Class A1, 1 mo. USD LIBOR + .730% 0.803% FRN 3/15/22 (a)	1,340,000	1,339,839
Series 2018-1A, Class A2, 3.730% 3/15/22 (a)	1,000,000	1,005,976
Upstart Securitization Trust
Series 2020-3, Class A, 1.702% 11/20/30 (a)	2,665,647	2,681,303
Series 2018-2, Class C, 5.494% 12/22/25 (a)	302,276	303,727
		107,950,126
Student Loans Asset-Backed Securities — 7.5%
Brazos Higher Education Authority, Inc., Series 2006-2, Class B2
1.596% 6/25/42	1,050,000	1,032,417
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100%
0.246% FRN 3/28/68	2,057,876	2,027,001
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
0.674% FRN 1/15/37	287,473	256,433
Commonbond Student Loan Trust
Series 2019-AGS, Class A2, 1 mo. USD LIBOR + .900% 0.992% FRN 1/25/47 (a)	832,374	833,304
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	587,000	584,526
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	18,097	18,289
DRB Prime Student Loan Trust

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-A, Class A1, 1 mo. USD LIBOR + .850% 0.942% FRN 5/27/42 (a)	$836,759	$837,099
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 2.092% FRN 4/25/40 (a)	150,955	149,634
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (a)	288,371	291,888
Edsouth Indenture, No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500%
1.592% FRN 12/25/58 (a)	750,000	747,680
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750%
0.842% FRN 8/25/42 (a)	1,015,405	1,008,712
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%
0.847% FRN 8/25/48 (a)	170,885	170,623
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%
0.534% FRN 6/28/39 (a)	265,346	245,361
KeyCorp Student Loan Trust, Series 2005-A, Class 2B, 3 mo. USD LIBOR + .730%
0.876% FRN 9/27/38	984,944	985,593
Laurel Road Prime Student Loan Trust
Series 2017-C, Class A1, 1 mo. USD LIBOR + .550% 0.642% FRN 11/25/42 (a)	79,023	76,603
Series 2019-A, Class A1FX, 2.340% 10/25/48 (a)	303,145	305,224
Series 2018-B, Class A2FX, 3.540% 5/26/43 (a)	1,681,083	1,713,291
Navient Student Loan Trust
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 1.242% FRN 3/25/66 (a)	1,418,791	1,457,451
Series 2019-3A, Class B, 1 mo. USD LIBOR + 1.550% 1.642% FRN 7/25/68 (a)	2,550,000	2,552,649
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
1.842% FRN 12/26/40 (a)	78,753	79,036
Nelnet Student Loan Trust
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 0.305% FRN 3/23/37	523,365	455,881
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 0.376% FRN 1/25/38	368,702	322,062
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.397% FRN 6/25/41	238,463	216,866
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 0.526% FRN 10/25/40	585,937	544,916
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.592% FRN 6/25/41 (a)	295,000	293,929
SLC Student Loan Trust

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 0.349% FRN 12/15/39	$292,354	$262,738
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 0.399% FRN 3/15/40	977,082	896,259
SLM Student Loan Trust
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 0.316% FRN 10/25/28	1,053,462	1,048,221
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 0.376% FRN 1/25/70	192,647	175,722
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.386% FRN 10/25/40	236,584	219,361
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 0.396% FRN 1/25/41	281,155	254,081
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.486% FRN 1/25/55	250,371	233,819
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 0.646% FRN 10/25/64	193,445	183,180
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 0.769% FRN 12/15/38	223,038	204,179
SMB Private Education Loan Trust
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 0.971% FRN 7/15/36 (a)	1,457,931	1,467,729
Series 2014-A, Class A2B, 1 mo. USD LIBOR + 1.150% 1.223% FRN 5/15/26 (a)	123,884	123,928
SoFi Alternative Trust, Series 2019-C, Class PT,
4.558% VRN 1/25/45 (a) (b)	879,370	936,902
SoFi Professional Loan Program LLC
Series 2019-C, Class A1FX, 2.130% 11/16/48 (a)	107,254	107,346
Series 2016-B, Class A2B, 2.740% 10/25/32 (a)	2,053,585	2,076,030
Series 2018-D, Class A2FX, 3.600% 2/25/48 (a)	1,744,243	1,789,016
		27,184,979
Whole Loan Collateral Collateralized Mortgage Obligations — 6.7%
Angel Oak Mortgage Trust, Series 2018-3, Class A3,
3.238% VRN 5/25/59 (a) (b)	398,570	398,283
BRAVO Residential Funding Trust, Series 2019-NQM1, Class A1,
2.666% VRN 7/25/59 (a) (b)	4,044,623	4,073,690
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
1.042% FRN 8/25/49 (a)	1,565,321	1,567,916
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A3,
3.030% VRN 7/25/49 (a) (b)	529,430	535,024
Deephaven Residential Mortgage Trust, Series 2019-4A, Class A3,
3.047% VRN 10/25/59 (a) (b)	2,115,108	2,123,706
HomeBanc Mortgage Trust, Series 2005-3, Class A1, 1 mo. USD LIBOR + .480%
0.572% FRN 7/25/35	899,885	897,924
NewRez Warehouse Securitization Trust 2021-1, Series 2021-1, Class A, 1 mo. USD LIBOR + .750%
0.842% FRN 5/25/55 (a)	5,333,000	5,340,741

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Onslow Bay Financial LLC
Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + .950% 1.042% FRN 2/25/60 (a)	$1,002,981	$1,007,213
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b) (c)	1,000,000	999,983
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1APT, 1 mo. USD LIBOR + .620%
0.712% FRN 11/25/35	386,668	383,519
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b)	4,677,207	4,672,210
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (b)	1,043,657	1,056,655
Verus Securitization Trust, Series 2019-INV2, Class A3,
3.219% VRN 7/25/59 (a) (b)	1,220,407	1,237,141
		24,294,005

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $185,847,787)		186,699,732

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 8.9%
Whole Loans — 8.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA1, Class M1, SOFR30A + .650% 0.668% FRN 1/25/51 (a)	1,551,310	1,551,310
Series 2020-DNA6, Class M1, SOFR30A + .900% 0.918% FRN 12/25/50 (a)	1,227,203	1,227,844
Series 2018-DNA2, Class M2AS, 1 mo. USD LIBOR + .950% 1.042% FRN 12/25/30 (a)	1,800,000	1,797,003
Series 2020-DNA5, Class M1, SOFR30A + 1.300% 1.318% FRN 10/25/50 (a)	321,938	322,086
Series 2020-DNA1, Class M2, 1 mo. USD LIBOR + 1.700% 1.792% FRN 1/25/50 (a)	4,742,986	4,760,934
Series 2018-DNA3, Class M2A, 1 mo. USD LIBOR + 2.100% 2.192% FRN 9/25/48 (a)	1,800,000	1,811,508
Series 2018-DNA2, Class M2A, 1 mo. USD LIBOR + 2.150% 2.242% FRN 12/25/30 (a)	4,710,500	4,741,638
Series 2020-DNA5, Class M2, SOFR30A + 2.800% 2.818% FRN 10/25/50 (a)	1,525,000	1,546,610
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R05, Class 1M2, 1 mo. USD LIBOR + 2.000% 2.092% FRN 7/25/39 (a)	4,683,980	4,703,150

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.242% FRN 9/25/31 (a)	$6,296,732	$6,336,922
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.392% FRN 8/25/31 (a)	3,523,693	3,547,508
		32,346,513

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $32,298,276)		32,346,513

U.S. TREASURY OBLIGATIONS — 15.4%
U.S. Treasury Bonds & Notes — 15.4%
U.S. Treasury Inflation Index
0.125% 10/15/24	2,913,680	3,139,946
0.125% 4/15/25	1,033,610	1,115,599
0.125% 10/15/25	514,475	559,900
0.125% 4/15/26	3,410,896	3,710,948
0.125% 7/15/26	2,751,111	3,012,681
0.125% 1/15/30	3,113,070	3,418,864
0.125% 7/15/30	468,585	517,280
0.125% 1/15/31	614,660	676,870
0.125% 2/15/51	410,188	451,367
0.250% 1/15/25	2,705,280	2,927,972
0.250% 7/15/29	2,635,444	2,933,201
0.250% 2/15/50	1,453,830	1,648,280
0.375% 7/15/23	1,147,230	1,220,635
0.375% 7/15/25 (d)	2,195,349	2,410,539
0.500% 4/15/24	1,111,499	1,198,001
0.500% 1/15/28	1,515,304	1,699,469
0.625% 4/15/23	558,917	591,218
0.625% 1/15/26	2,584,303	2,870,124
0.625% 2/15/43	116,124	138,900
0.750% 7/15/28	2,520,732	2,893,525
0.750% 2/15/42	236,308	288,139
0.750% 2/15/45	2,142,980	2,646,525
0.875% 1/15/29	633,534	733,365
0.875% 2/15/47	1,050,710	1,353,459
1.000% 2/15/46	563,385	737,330
1.000% 2/15/49	429,697	579,364
1.375% 2/15/44	1,202,828	1,662,110
2.000% 1/15/26	1,479,665	1,740,976
2.125% 2/15/40	617,615	921,686
2.125% 2/15/41	987,503	1,489,664

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.375% 1/15/25	$991,459	$1,152,184
3.625% 4/15/28	1,526,879	2,059,617
3.875% 4/15/29	2,517,262	3,541,112
		56,040,850

TOTAL U.S. TREASURY OBLIGATIONS (Cost $53,351,182)		56,040,850

TOTAL BONDS & NOTES (Cost $271,497,245)		275,087,095

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $1,137,772)		912,614

TOTAL LONG-TERM INVESTMENTS (Cost $272,635,017)		275,999,709

SHORT-TERM INVESTMENTS — 23.6%
Commercial Paper — 22.4%
Agilent Tech, Inc.
0.122% 7/01/21 (a)	4,000,000	3,999,986
American Electric Power Co., Inc.
0.203% 7/21/21 (a)	5,000,000	4,999,580
AT&T, Inc.
0.407% 12/15/21 (a)	5,000,000	4,995,660
Commonwealth Edison Co.
0.101% 7/02/21	5,000,000	4,999,986
Dentsply International, Inc.
0.254% 9/30/21 (a)	5,000,000	4,997,432
El Dupont
0.325% 12/08/21 (a)	1,000,000	999,088
0.325% 12/08/21 (a)	2,500,000	2,497,719
Enbridge (us), Inc.
0.356% 9/15/21 (a)	5,000,000	4,997,957
Evergy Kansas
0.132% 7/01/21 (a)	4,000,000	3,999,986
PPG Industries, Inc.
0.427% 8/02/21	5,000,000	4,999,303
Public Service Enterprise Group, Inc.
0.203% 8/20/21 (a)	5,000,000	4,998,810

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Rogers Communications, Inc.
0.458% 8/25/21 (a)	$4,000,000	$3,998,911
Schlumberger Holdings
0.407% 7/29/21 (a)	2,000,000	1,999,776
Southern Co. Gas Capital
0.152% 7/23/21 (a)	5,000,000	4,999,537
Suncor Energy, Inc.
0.244% 8/24/21 (a)	5,000,000	4,998,679
VW Credit, Inc.
0.233% 9/08/21 (a)	5,000,000	4,998,182
Walgreens Boots Alliance, Inc.
0.172% 7/14/21 (a)	5,000,000	4,999,671
Walt Disney Co.
0.305% 9/24/21 (a)	2,000,000	1,999,288
0.356% 7/16/21 (a)	2,000,000	1,999,913
Waste Management, Inc.
0.458% 9/15/21 (a)	5,000,000	4,998,064
		81,477,528
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (e)	4,517,613	4,517,613

TOTAL SHORT-TERM INVESTMENTS (Cost $85,978,113)		85,995,141

TOTAL INVESTMENTS — 99.4% (Cost $358,613,130) (f)		361,994,850

Other Assets/(Liabilities) — 0.6%		2,107,900

NET ASSETS — 100.0%		$364,102,750

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $256,113,496 or 70.34% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2021.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $999,983 or 0.27% of net assets.
(d)	A portion of this security is pledged/held as collateral for open derivatives.
(e)	Maturity value of $4,517,613. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $4,608,004.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	1,219,750	$101,044	$60,978	$40,066
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	14,190,000	$545,038	$709,401	$(164,363)
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	7,670,000	266,532	367,393	(100,861)
									811,570	1,076,794	(265,224)
									$912,614	$1,137,772	$(225,158)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	9/21/21	16	$2,540,357	$31,643
U.S. Treasury Note 2 Year	9/30/21	108	23,806,887	(12,293)
				$19,350
Short
U.S. Treasury Ultra 10 Year	9/21/21	2	$(293,931)	$(475)
U.S. Treasury Ultra Bond	9/21/21	10	(1,931,871)	4,996
U.S. Treasury Note 5 Year	9/30/21	15	(1,848,937)	(2,508)
				$2,013

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1.978%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	12/24/22	USD	2,000,000	$64,374	$—	$64,374
1.833%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	8/28/23	USD	1,500,000	71,405	—	71,405
2.000%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.	12/24/23	USD	4,500,000	166,328	—	166,328
								$302,107	$—	$302,107

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
0.21%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Barclays Bank PLC	11/30/21	61,108,709	$369,421	$—	$369,421
0.24%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	7/30/21	43,111,313	600,386	—	600,386
0.24%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	8/31/21	20,095,298	613,456	—	613,456
0.21%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	10/29/21	49,984,125	911,211	—	911,211
0.21%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs & Co.	10/29/21	49,713,717	906,281	—	906,281
0.24%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	7/30/21	28,111,313	391,490	—	391,490
0.24%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	8/31/21	41,122,701	1,255,367	—	1,255,367
							$5,047,612	$—	$5,047,612

Currency Legend

USD	U.S. Dollar

MassMutual Core Bond Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.3%

CORPORATE DEBT — 37.8%
Aerospace & Defense — 0.4%
The Boeing Co.
1.433% 2/04/24	$4,745,000	$4,760,780
Agriculture — 1.1%
BAT Capital Corp.
2.259% 3/25/28	930,000	923,826
4.700% 4/02/27	2,855,000	3,227,698
4.758% 9/06/49	805,000	872,877
Imperial Brands Finance PLC
3.500% 7/26/26 (a)	1,675,000	1,793,886
3.875% 7/26/29 (a)	1,842,000	1,997,298
Reynolds American, Inc.
5.850% 8/15/45	1,025,000	1,255,826
Viterra Finance BV
3.200% 4/21/31 (a)	3,140,000	3,168,012
		13,239,423
Airlines — 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (a)	1,258,000	1,352,290
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 10/01/29	1,179,810	1,233,213
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	422,810	436,591
		3,022,094
Auto Manufacturers — 0.4%
General Motors Co.
4.200% 10/01/27	1,290,000	1,438,231
5.150% 4/01/38	785,000	957,940
6.800% 10/01/27	1,995,000	2,514,083
		4,910,254
Banks — 5.5%
Associated Banc-Corp.
4.250% 1/15/25	2,580,000	2,807,409
Bank of America Corp.
SOFR + 2.150% 2.592% VRN 4/29/31	1,730,000	1,785,504
4.183% 11/25/27	1,380,000	1,546,873
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,125,000	1,337,767
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	615,000	707,096
6.110% 1/29/37	1,275,000	1,746,861
7.750% 5/14/38	1,055,000	1,669,517
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
4.650% VRN (b)	3,550,000	3,638,750

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Barclays PLC
4.337% 1/10/28	$1,600,000	$1,789,857
BPCE SA SOFR + 1.520%
1.652% VRN 10/06/26 (a)	2,860,000	2,873,755
Citigroup, Inc.
4.450% 9/29/27	1,075,000	1,228,079
6.000% 10/31/33	510,000	678,205
6.625% 6/15/32	500,000	680,631
8.125% 7/15/39	225,000	388,988
Credit Suisse AG
6.500% 8/08/23 (a)	3,806,000	4,204,260
Discover Bank 5 year USD Swap + 1.730%
4.682% VRN 8/09/28	3,275,000	3,478,541
First Republic Bank
4.375% 8/01/46	2,620,000	3,213,721
Fulton Financial Corp.
3.600% 3/16/22	215,000	219,146
The Goldman Sachs Group, Inc.
4.250% 10/21/25	375,000	419,535
5.950% 1/15/27	1,333,000	1,623,208
6.250% 2/01/41	440,000	653,959
6.750% 10/01/37	1,065,000	1,550,877
HSBC Holdings PLC
4.250% 3/14/24	1,659,000	1,797,006
4.250% 8/18/25	1,938,000	2,148,404
4.375% 11/23/26	1,341,000	1,514,254
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	1,350,000	1,419,635
5.600% 7/15/41	1,225,000	1,718,492
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (a)	3,585,000	3,620,850
Morgan Stanley
SOFR + 1.485% 3.217% VRN 4/22/42	1,775,000	1,883,397
4.350% 9/08/26	3,925,000	4,446,539
Nordea Bank Abp 5 year CMT + 4.110%
6.625% VRN (a) (b)	2,892,000	3,316,777
SVB Financial Group
2.100% 5/15/28	1,960,000	1,989,653
Valley National Bancorp
5.125% 9/27/23	1,710,000	1,862,471
Wells Fargo & Co.
5.375% 11/02/43	851,000	1,134,421
5.606% 1/15/44	620,000	846,936
		65,941,374
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	4,425,000	5,584,457
Molson Coors Beverage Co.
4.200% 7/15/46	1,689,000	1,883,298
5.000% 5/01/42	350,000	429,797
		7,897,552
Chemicals — 0.4%
DuPont de Nemours, Inc.
5.319% 11/15/38	2,075,000	2,734,230

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Syngenta Finance NV
4.441% 4/24/23 (a)	$2,400,000	$2,533,413
		5,267,643
Commercial Services — 0.3%
Triton Container International Ltd.
2.050% 4/15/26 (a)	3,225,000	3,236,636
Computers — 0.3%
Apple, Inc.
2.650% 5/11/50	955,000	938,474
Dell International LLC / EMC Corp.
8.100% 7/15/36	450,000	688,714
Leidos, Inc.
2.300% 2/15/31	1,575,000	1,536,602
4.375% 5/15/30	785,000	891,391
		4,055,181
Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.500% 9/15/23	1,840,000	1,972,750
6.500% 7/15/25	885,000	1,038,550
Aircastle Ltd.
4.400% 9/25/23	3,835,000	4,104,802
Antares Holdings LP
3.950% 7/15/26 (a)	1,215,000	1,264,902
6.000% 8/15/23 (a)	3,935,000	4,261,743
8.500% 5/18/25 (a)	1,185,000	1,412,838
Ares Finance Co. III LLC 5 year CMT + 3.237%
4.125% VRN 6/30/51 (a)	1,875,000	1,877,344
Ares Finance Co. LLC
4.000% 10/08/24 (a)	2,380,000	2,545,476
Aviation Capital Group LLC
1.950% 1/30/26 (a)	1,625,000	1,626,110
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (a)	1,945,000	2,006,279
4.250% 4/15/26 (a)	3,091,000	3,351,021
5.500% 1/15/26 (a)	205,000	232,345
Blue Owl Finance LLC
3.125% 6/10/31 (a)	2,530,000	2,518,791
Brookfield Finance, Inc.
4.350% 4/15/30	2,145,000	2,478,718
4.850% 3/29/29	2,168,000	2,554,953
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	790,000	948,209
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,852,328	1,862,303
Lazard Group LLC
3.625% 3/01/27	1,209,000	1,319,178
4.500% 9/19/28	2,055,000	2,369,829
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (a)	2,225,000	2,338,620
5.250% 8/15/22 (a)	1,300,000	1,360,255
		43,445,016

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 1.2%
Appalachian Power Co.
4.500% 3/01/49	$1,500,000	$1,833,893
The Cleveland Electric Illuminating Co.
5.950% 12/15/36	589,000	749,842
CMS Energy Corp.
4.700% 3/31/43	655,000	798,225
4.875% 3/01/44	700,000	894,861
Entergy Arkansas LLC
2.650% 6/15/51	2,290,000	2,168,803
FirstEnergy Transmission LLC
4.550% 4/01/49 (a)	1,180,000	1,383,147
ITC Holdings Corp.
2.950% 5/14/30 (a)	1,220,000	1,285,330
Nevada Power Co.
6.650% 4/01/36	1,000,000	1,453,399
Pacific Gas and Electric Co.
2.500% 2/01/31	1,035,000	971,120
PPL Capital Funding, Inc.
4.000% 9/15/47 (c)	1,050,000	1,240,020
Puget Energy, Inc.
2.379% 6/15/28 (a)	1,030,000	1,041,443
		13,820,083
Electronics — 0.2%
Avnet, Inc.
3.000% 5/15/31	2,690,000	2,683,280
Food — 0.7%
JBS Finance Luxembourg Sarl
3.625% 1/15/32 (a)	6,550,000	6,547,969
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (a)	928,000	1,037,857
Smithfield Foods, Inc.
3.000% 10/15/30 (a)	1,208,000	1,219,234
		8,805,060
Gas — 0.3%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,500,000	2,093,644
NiSource, Inc.
4.800% 2/15/44	1,350,000	1,657,642
		3,751,286
Health Care – Services — 0.4%
City of Hope
4.378% 8/15/48	1,275,000	1,595,777
HCA, Inc.
3.500% 7/15/51	3,015,000	3,016,055
		4,611,832
Insurance — 6.0%
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	4,970,000	5,411,087

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48	$4,174,000	$4,787,944
AmTrust Financial Services, Inc.
6.125% 8/15/23	4,330,000	4,369,914
Athene Global Funding
2.673% 6/07/31 (a)	3,080,000	3,123,239
Athene Holding Ltd.
6.150% 4/03/30	3,900,000	4,935,500
AXIS Specialty Finance LLC
3.900% 7/15/29	1,505,000	1,643,952
5 year CMT + 3.186% 4.900% VRN 1/15/40	1,670,000	1,770,868
AXIS Specialty Finance PLC
4.000% 12/06/27	2,760,000	3,058,081
Brighthouse Financial, Inc.
3.700% 6/22/27 (c)	1,069,000	1,162,922
4.700% 6/22/47	1,525,000	1,695,605
5.625% 5/15/30	3,207,000	3,905,788
CNO Financial Group, Inc.
5.250% 5/30/29	2,801,000	3,331,831
Enstar Finance LLC 5 year CMT + 5.468%
5.750% VRN 9/01/40	2,700,000	2,865,375
Enstar Group Ltd.
4.950% 6/01/29	2,050,000	2,355,992
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	2,060,000	2,073,840
5 year CMT + 3.796% 4.700% VRN 10/15/51 (a) (d)	3,580,000	3,590,561
Markel Corp. 5 year CMT + 5.662%
6.000% VRN (b)	1,230,000	1,374,525
MetLife Capital Trust IV
7.875% 12/15/67 (a)	925,000	1,288,063
New York Life Insurance Co.
3.750% 5/15/50 (a)	695,000	776,705
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	1,300,000	1,395,268
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48 (c)	3,380,000	3,964,893
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	650,000	687,178
RenaissanceRe Finance, Inc.
3.450% 7/01/27	2,450,000	2,679,247
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	4,980,000	5,131,180
Teachers Insurance & Annuity Association of America
4.270% 5/15/47 (a)	1,025,000	1,226,290
USF&G Capital I
8.500% 12/15/45 (a)	1,015,000	1,598,337
Voya Financial, Inc. 3 mo. USD LIBOR + 2.084%
4.700% VRN 1/23/48	1,010,000	1,064,664
		71,268,849
Internet — 0.3%
Amazon.com, Inc.
4.050% 8/22/47	1,055,000	1,287,887
Expedia Group, Inc.
4.625% 8/01/27	1,745,000	1,973,083
		3,260,970
Investment Companies — 1.8%
Ares Capital Corp.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.150% 7/15/26	$2,275,000	$2,263,344
4.200% 6/10/24	2,100,000	2,256,274
BlackRock TCP Capital Corp.
3.900% 8/23/24	4,215,000	4,482,578
4.125% 8/11/22	2,810,000	2,903,314
Golub Capital BDC, Inc.
2.500% 8/24/26	1,165,000	1,173,723
3.375% 4/15/24	2,390,000	2,493,677
Sixth Street Specialty Lending, Inc.
2.500% 8/01/26	1,305,000	1,323,316
3.875% 11/01/24	4,505,000	4,782,157
		21,678,383
Iron & Steel — 0.2%
Vale Overseas Ltd.
6.250% 8/10/26	1,550,000	1,866,355
6.875% 11/21/36	825,000	1,130,836
		2,997,191
Lodging — 0.1%
Marriott International, Inc. /MD
2.850% 4/15/31	1,470,000	1,494,451
Machinery – Construction & Mining — 0.3%
The Weir Group PLC
2.200% 5/13/26 (a)	3,415,000	3,430,442
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	750,000	764,251
6.484% 10/23/45	1,905,000	2,625,120
Comcast Corp.
3.450% 2/01/50	675,000	730,493
3.969% 11/01/47	660,000	769,057
4.750% 3/01/44	925,000	1,180,061
Discovery Communications LLC
4.000% 9/15/55	1,186,000	1,256,307
4.650% 5/15/50	705,000	830,983
Time Warner Cable, Inc.
6.750% 6/15/39	655,000	912,529
ViacomCBS, Inc.
4.200% 5/19/32 (c)	1,131,000	1,306,825
4.950% 1/15/31 (c)	1,324,000	1,597,564
The Walt Disney Co.
3.600% 1/13/51	1,990,000	2,257,524
		14,230,714
Metal Fabricate & Hardware — 0.3%
The Timken Co.
4.500% 12/15/28	2,730,000	3,052,408
Mining — 0.5%
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (a)	857,000	1,106,721
Glencore Funding LLC
3.875% 10/27/27 (a)	950,000	1,044,810
4.625% 4/29/24 (a)	2,585,000	2,833,621

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Teck Resources Ltd.
6.000% 8/15/40	$1,075,000	$1,374,549
		6,359,701
Miscellaneous - Manufacturing — 0.1%
General Electric Co.
6.875% 1/10/39	429,000	643,608
Oil & Gas — 2.2%
BP Capital Markets PLC 5 year CMT + 4.036%
4.375% VRN (b)	3,775,000	4,020,375
Cenovus Energy, Inc.
6.750% 11/15/39	1,176,000	1,597,456
Devon Energy Corp.
5.600% 7/15/41	1,075,000	1,332,971
EQT Corp.
3.900% 10/01/27	2,770,000	2,967,363
Marathon Petroleum Corp.
4.500% 4/01/48	495,000	565,434
6.500% 3/01/41	1,060,000	1,472,415
Occidental Petroleum Corp.
6.600% 3/15/46	1,228,000	1,459,724
Ovintiv Exploration, Inc.
5.375% 1/01/26	1,875,000	2,113,803
5.625% 7/01/24	1,200,000	1,336,201
Ovintiv, Inc.
6.500% 2/01/38	530,000	704,688
Patterson-UTI Energy, Inc.
3.950% 2/01/28	2,060,000	2,086,367
Petroleos Mexicanos
5.350% 2/12/28	1,925,000	1,893,141
6.375% 1/23/45	640,000	550,400
6.500% 3/13/27	295,000	311,057
6.625% 6/15/38	202,000	186,879
Santos Finance Ltd.
3.649% 4/29/31 (a)	1,910,000	1,957,098
Saudi Arabian Oil Co.
4.250% 4/16/39 (a)	1,080,000	1,208,064
		25,763,436
Oil & Gas Services — 0.5%
Halliburton Co.
5.000% 11/15/45	1,300,000	1,584,892
NOV, Inc.
3.600% 12/01/29	2,155,000	2,252,989
3.950% 12/01/42	1,778,000	1,760,164
		5,598,045
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.690% 5/25/31	1,959,000	2,000,304
Pharmaceuticals — 0.9%
AbbVie, Inc.
4.700% 5/14/45	1,465,000	1,830,434
Bristol-Myers Squibb Co.
4.350% 11/15/47	1,150,000	1,453,832

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cigna Corp.
4.800% 7/15/46	$1,105,000	$1,402,216
CVS Health Corp.
5.050% 3/25/48	370,000	480,732
6.125% 9/15/39	895,000	1,249,391
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,730,171	2,093,550
Utah Acquisition Sub, Inc.
5.250% 6/15/46	1,750,000	2,136,590
		10,646,745
Pipelines — 1.9%
Energy Transfer LP
4.200% 4/15/27	1,150,000	1,270,705
6.125% 12/15/45	1,235,000	1,574,712
3 mo. USD LIBOR + 4.028% 6.250% VRN (b)	2,635,000	2,325,388
EnLink Midstream Partners LP
4.150% 6/01/25	2,972,000	3,112,694
4.850% 7/15/26	996,000	1,030,860
Enterprise Products Operating LLC
3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	2,550,000	2,675,498
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	1,120,000	1,155,900
MPLX LP 3 mo. USD LIBOR + 4.652%
6.875% VRN (b)	3,550,000	3,616,030
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
6.125% VRN (b)	2,590,000	2,287,488
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	1,570,000	1,680,947
4.700% 6/15/44	1,525,000	1,617,899
6.650% 1/15/37	475,000	622,422
		22,970,543
Private Equity — 0.6%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,970,000	2,046,337
Carlyle Finance Subsidiary LLC
3.500% 9/19/29 (a)	1,345,000	1,445,942
Hercules Capital, Inc.
4.625% 10/23/22	3,220,000	3,271,492
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	920,000	963,365
		7,727,136
Real Estate Investment Trusts (REITS) — 2.3%
American Tower Trust #1
3.652% 3/15/48 (a)	1,810,000	1,984,028
Highwoods Realty LP
4.125% 3/15/28	625,000	700,653
Host Hotels & Resorts LP
3.500% 9/15/30	2,756,000	2,895,073
Kimco Realty Corp.
4.125% 12/01/46	855,000	969,807
4.450% 9/01/47	1,055,000	1,264,793
SBA Tower Trust
1.884% 7/15/50 (a)	1,936,000	1,960,904
Service Properties Trust

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.500% 6/15/23	$953,000	$976,825
4.950% 10/01/29	1,445,000	1,425,131
Spirit Realty LP
2.700% 2/15/32	715,000	709,630
3.200% 1/15/27	425,000	452,189
3.400% 1/15/30	490,000	522,777
4.000% 7/15/29	2,405,000	2,667,394
4.450% 9/15/26	298,000	332,477
STORE Capital Corp.
2.750% 11/18/30	565,000	569,355
4.625% 3/15/29	2,177,000	2,478,240
Tanger Properties LP
3.875% 12/01/23	711,000	751,666
VEREIT Operating Partnership LP
3.100% 12/15/29	3,615,000	3,862,799
3.400% 1/15/28	710,000	772,755
WEA Finance LLC
2.875% 1/15/27 (a)	1,949,000	2,012,632
		27,309,128
Retail — 0.4%
El Puerto de Liverpool SAB de CV
3.950% 10/02/24 (a)	3,375,000	3,607,031
O'Reilly Automotive, Inc.
4.200% 4/01/30	1,205,000	1,388,650
		4,995,681
Software — 0.5%
Microsoft Corp.
2.921% 3/17/52	2,560,000	2,717,212
MSCI, Inc.
3.625% 11/01/31 (a)	2,095,000	2,148,842
Oracle Corp.
3.600% 4/01/50	1,215,000	1,250,382
		6,116,436
Telecommunications — 1.3%
AT&T, Inc.
3.500% 9/15/53 (a)	333,000	334,835
3.550% 9/15/55 (a)	6,775,000	6,810,637
Crown Castle Towers LLC
4.241% 7/15/48 (a)	1,750,000	1,976,856
NBN Co., Ltd.
2.625% 5/05/31 (a)	1,885,000	1,933,086
Qwest Corp
6.750% 12/01/21	908,000	929,565
Telefonica Emisiones SAU
4.665% 3/06/38	1,040,000	1,222,180
Verizon Communications, Inc.
2.875% 11/20/50	1,000,000	955,019
2.987% 10/30/56	1,414,000	1,330,450
		15,492,628
Transportation — 0.3%
Canadian Pacific Railway Co.
2.050% 3/05/30	852,000	848,891

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CSX Corp.
4.750% 11/15/48	$820,000	$1,061,430
Norfolk Southern Corp.
4.050% 8/15/52	1,180,000	1,396,290
		3,306,611
Trucking & Leasing — 0.1%
GATX Corp.
1.900% 6/01/31	845,000	805,474

TOTAL CORPORATE DEBT (Cost $421,274,919)		450,596,378

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.1%
Automobile Asset-Backed Securities — 1.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (a)	1,577,000	1,602,501
Carvana Auto Receivables Trust, Series 2021-P1, Class D
1.820% 12/10/27	2,302,000	2,298,857
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B
3.950% 11/14/28 (a)	2,383,000	2,540,884
Santander Drive Auto Receivables Trust, Series 2021-2, Class D
1.350% 7/15/27	5,000,000	5,005,103
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	1,408,000	1,461,539
		12,908,884
Commercial Mortgage-Backed Securities — 10.3%
Aventura Mall Trust, Series 2018-AVM, Class C,
4.249% VRN 7/05/40 (a) (e)	4,140,000	4,376,639
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350%
1.423% FRN 9/15/34 (a)	760,000	759,061
BANK, Series 2020-BN30, Class MCDF,
3.016% VRN 12/15/53 (e)	3,165,000	2,970,164
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (a) (e)	2,200,000	2,385,762
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (a) (e)	1,590,000	1,652,679
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (a) (e)	1,220,000	1,204,977
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.852% VRN 2/15/54 (a) (e)	3,150,000	3,185,451
Series 2021-B23, Class 360B, 2.852% VRN 2/15/54 (a) (e)	4,800,000	4,721,807
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (e)	3,100,000	2,990,260
BGME Trust
Series 2021-VR, Class D, 3.094% VRN 1/10/43 (a) (e)	3,790,000	3,698,574
Series 2021-VR, Class C, 3.094% VRN 1/10/43 (a) (e)	16,248,000	16,166,916
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.573% FRN 7/15/35 (a)	1,850,000	1,850,005
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.773% FRN 11/15/35 (a)	2,142,000	2,142,669
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.873% FRN 10/15/36 (a)	1,946,321	1,948,143
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.073% FRN 10/15/36 (a)	2,366,364	2,367,843

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BX Trust, Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800%
1.900% FRN 6/15/38 (a)	$2,300,000	$2,302,871
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
1.823% FRN 12/15/37 (a)	1,104,426	1,106,155
Century Plaza Towers
Series 2019-CPT, Class E, 3.097% VRN 11/13/39 (a) (e)	1,961,000	1,926,795
Series 2019-CPT, Class D, 3.097% VRN 11/13/39 (a) (e)	1,256,000	1,287,434
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	1,259,000	1,324,008
Cold Storage Trust, Series 2020-ICE5, Class D, 1 mo. USD LIBOR + 2.100%
2.173% FRN 11/15/37 (a)	4,423,457	4,440,047
Commercial Mortgage Pass-Through Certificates
Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (e)	1,200,000	1,288,329
Series 2015-CR23, Class C, 4.433% VRN 5/10/48 (e)	1,050,000	1,129,057
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150%
2.223% FRN 5/15/36 (a)	750,000	751,405
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD LIBOR + 2.250% 2.320% FRN 4/15/26 (a)	3,365,000	3,375,520
Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750% 2.820% FRN 4/15/26 (a)	1,162,000	1,167,085
Extended Stay America Trust
Series 2021-ESH, Class C, 1 mo. USD LIBOR + 1.700% 1.775% FRN 7/15/38 (a) (d)	5,100,000	5,120,709
Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250% 2.325% FRN 7/15/38 (a) (d)	2,400,000	2,417,243
GS Mortgage Securities Trust
Series 2019-GC39, Class C, 4.005% VRN 5/10/52 (e)	1,357,000	1,473,703
Series 2012-GC6, Class AS, 4.948% 1/10/45 (a)	800,000	809,235
Jackson Park Trust, Series 2019-LIC, Class C
3.131% 10/14/39 (a)	2,900,000	2,932,512
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class B
3.898% 2/15/48	2,800,000	2,985,277
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class C,
4.302% VRN 10/15/50 (e)	2,900,000	3,129,009
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.873% FRN 5/15/36 (a)	1,730,000	1,730,543
Life 2021-BMR Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
1.823% FRN 3/15/38 (a)	2,549,000	2,556,967
Manhattan West Mortgage Trust, Series 2020-1MW, Class B,
2.413% VRN 9/10/39 (a) (e)	2,799,000	2,863,163
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	1,185,000	1,249,642
Series 2020-ABC, Class B, 3.593% VRN 2/10/42 (a) (e)	1,278,000	1,339,781
MHC Commercial Mortgage Trust
Series 2021-MHC, Class D, 1 mo. USD LIBOR + 1.601% 1.674% FRN 4/15/38 (a)	2,100,000	2,101,971
Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101% 2.174% FRN 4/15/38 (a)	5,140,000	5,146,429
MKT Mortgage Trust
Series 2020-525M, Class D, 3.039% VRN 2/12/40 (a) (e)	595,000	603,282
Series 2020-525M, Class E, 3.039% VRN 2/12/40 (a) (e)	1,220,000	1,187,045
Morgan Stanley Capital I Trust, Series 2018-H3, Class B,
4.620% VRN 7/15/51 (e)	740,000	849,359

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SLG Office Trust, Series 2021-OVA, Class E
2.851% 7/15/41 (a)	$4,113,000	$4,039,149
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
2.173% FRN 7/15/39 (a)	4,879,000	4,880,463
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	390,000	439,402
Wells Fargo Commercial Mortgage Trust 2021-FCMT, Series 2021-FCMT, Class B, 1 mo. USD LIBOR + 1.850%
1.923% FRN 5/15/31 (a)	3,000,000	3,007,507
		123,382,047
Other Asset-Backed Securities — 13.9%
321 Henderson Receivables LLC, Series 2015-1A, Class A
3.260% 9/15/72 (a)	2,656,759	2,873,908
AASET Trust, Series 2020-1A, Class A
3.351% 1/16/40 (a)	1,840,399	1,818,347
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	2,253,510	2,415,730
AGL CLO 7 Ltd., Series 2020-7A, Class A1, 3 mo. USD LIBOR + 1.800%
1.984% FRN 7/15/31 (a)	500,000	500,000
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class CR, 3 mo. USD LIBOR + 2.850%
3.034% FRN 7/15/32 (a)	1,000,000	1,000,172
Apidos CLO XXV, Series 2016-25A, Class A2R, 3 mo. USD LIBOR + 1.700%
1.888% FRN 10/20/31 (a)	2,610,000	2,610,133
ASSURANT CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
2.151% FRN 10/20/31 (a)	1,250,000	1,250,000
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600%
3.784% FRN 1/15/28 (a)	1,000,000	1,000,255
Ballyrock CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 3.150%
3.305% FRN 11/20/30 (a)	800,000	795,461
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3 mo. USD LIBOR + 1.090%
1.278% FRN 4/20/31 (a)	1,920,000	1,916,922
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class B, 3 mo. USD LIBOR + 1.950%
2.134% FRN 10/15/32 (a)	750,000	750,663
BlueMountain CLO XXV Ltd., Series 2019-25A, Class B, 3 mo. USD LIBOR + 1.800%
1.984% FRN 7/15/32 (a)	2,750,000	2,750,000
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	381,404	382,395
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	4,367,334	4,402,587
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	804,439	819,155
Series 2021-1A, Class C, 5.067% 4/15/36 (a)	1,519,715	1,524,564
Canyon Capital CLO Ltd.
Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.370% 1.554% FRN 10/15/32 (a)	600,000	601,277
Series 2019-2A, Class C, 3 mo. USD LIBOR + 2.750% 2.934% FRN 10/15/32 (a)	400,000	400,588
Capital Automotive REIT
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	572,912	603,789
Series 2014-1A, Class A, 3.660% 10/15/44 (a)	1,006,598	1,014,339
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	492,178	514,949

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	$878,051	$929,118
Carlyle Global Market Strategies CLO Ltd.
Series 2018-4A, Class A2, 3 mo. USD LIBOR + 1.800% 1.988% FRN 1/20/31 (a)	1,080,000	1,080,060
Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.850% 3.034% FRN 7/28/28 (a)	310,000	309,996
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	1,674,906	1,672,612
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	2,607,629	2,598,278
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. USD LIBOR + 2.100%
2.284% FRN 1/15/31 (a)	1,200,000	1,200,245
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
1.168% FRN 4/20/31 (a)	1,000,000	998,759
CF Hippolyta LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	670,928	682,177
CIFC Funding Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180%
1.370% FRN 11/16/30 (a)	2,100,000	2,100,575
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200%
1.388% FRN 10/20/30 (a)	2,120,000	2,120,373
Crestline Denali CLO XIV Ltd., Series 2016-1A, Class A1R, 3 mo. USD LIBOR + 1.280%
1.453% FRN 10/23/31 (a)	1,298,592	1,298,646
Eaton Vance CLO Ltd.
Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 1.934% FRN 10/15/30 (a)	1,700,000	1,700,107
Series 2020-1A, Class C, 3 mo. USD LIBOR + 2.800% 2.984% FRN 10/15/30 (a)	400,000	401,202
Elmwood CLO II Ltd., Series 2019-2A, Class AR, 3 mo. USD LIBOR + 1.150%
1.338% FRN 4/20/34 (a)	3,500,000	3,503,150
Elmwood CLO III Ltd., Series 2019-3A, Class B, 3 mo. USD LIBOR + 1.950%
2.134% FRN 10/15/32 (a)	1,300,000	1,300,995
Elmwood CLO IV Ltd., Series 2020-1A, Class A, 3 mo. USD LIBOR + 1.240%
1.424% FRN 4/15/33 (a)	1,000,000	1,003,739
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	160,653	162,627
Flatiron CLO Ltd.
Series 2019-1A, Class B, 3 mo. USD LIBOR + 1.900% 2.056% FRN 11/16/32 (a)	1,300,000	1,301,739
Series 2019-1A, Class C, 3 mo. USD LIBOR + 2.700% 2.856% FRN 11/16/32 (a)	250,000	250,717
GCI Funding I LLC, Series 2021-1, Class A
2.380% 6/18/46 (a) (f)	1,611,000	1,610,585
Global Container Assets Ltd., Series 2015-1A, Class A2
3.450% 2/05/30 (a)	352,105	352,463
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class C, 3 mo. USD LIBOR + 2.700%
2.888% FRN 10/20/32 (a)	500,000	501,234
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	3,279,404	3,361,052
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	1,279,218	1,338,386
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	618,863	654,534
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,322,597	1,403,389

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (e)	$1,635,334	$1,735,866
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	669,151	691,910
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	693,631	711,284
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	212,267	221,042
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	673,652	695,263
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	170,731	177,298
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	1,220,508	1,321,546
Highbridge Loan Management Ltd., Series 13A-18, Class C, 3 mo. USD LIBOR + 2.150%
2.334% FRN 10/15/30 (a)	1,000,000	1,000,028
Horizon Aircraft Finance I Ltd.
Series 2019-1, Class A, 3.721% 7/15/39 (a)	1,453,162	1,428,820
Series 2018-1, Class A, 4.458% 12/15/38 (a)	1,085,530	1,101,426
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	3,474,225	3,415,218
HPS Loan Management Ltd., Series 15A-19, Class A1, 3 mo. USD LIBOR + 1.320%
1.504% FRN 7/22/32 (a)	800,000	800,490
ICG US CLO Ltd., Series 2019-1A, Class A1A, 3 mo. USD LIBOR + 1.380%
1.556% FRN 10/26/32 (a)	900,000	902,592
J.G. Wentworth LLC, Series 2018-2A, Class A
3.960% 10/15/75 (a)	1,468,740	1,657,309
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A
3.870% 3/15/58 (a)	610,099	690,204
KKR Financial CLO Ltd., Series 24, Class A1, 3 mo. USD LIBOR + 1.360%
1.548% FRN 4/20/32 (a)	1,800,000	1,800,000
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,989,679	1,969,426
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	2,224,764	2,224,588
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 1.784% FRN 7/15/30 (a)	2,090,000	2,090,046
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 2.188% FRN 1/22/31 (a)	1,750,000	1,746,701
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 2.390% FRN 10/18/30 (a)	680,000	680,103
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,771,000	1,800,137
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	835,000	842,989
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	503,240	534,429
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	223,284	240,636
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	230,931	251,814
MVW Owner Trust, Series 2017-1A, Class A
2.420% 12/20/34 (a)	144,617	147,378
New Residential Advance Receivables Trust, Series 2020-T1, Class ET1
5.467% 8/15/53 (a)	2,495,000	2,501,580
NP SPE LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	2,190,000	2,253,976
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class C, 3 mo. USD LIBOR + 2.200%
2.388% FRN 10/20/30 (a)	1,180,000	1,180,104
OHA Credit Funding Ltd.
Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 1.552% FRN 10/22/32 (a)	1,250,000	1,251,694

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-4A, Class C, 3 mo. USD LIBOR + 2.650% 2.872% FRN 10/22/32 (a)	$1,000,000	$1,001,723
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	1,894,000	1,932,545
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,729,226	1,724,791
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (a)	2,940,225	2,965,928
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.942% FRN 2/25/23 (a)	1,180,000	1,182,194
Regatta XIV Funding Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.850%
2.026% FRN 10/25/31 (a)	1,030,000	1,030,143
Renew, Series 2021-1, Class A
2.060% 11/20/56 (a)	2,283,780	2,285,924
Sierra Receivables Funding LLC
Series 2020-2A, Class B, 2.320% 7/20/37 (a)	886,684	900,618
Series 2021-1A, Class D, 3.170% 11/20/37 (a)	1,846,370	1,853,596
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	1,219,978	1,249,485
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	712,757	730,143
Slam Ltd., Series 2021-1A, Class A
2.434% 6/15/46 (a)	2,500,000	2,500,296
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
2.455% FRN 8/18/31 (a)	1,660,000	1,643,435
Store Master Funding LLC
Series 2021-1A, Class A3, 2.860% 6/20/51 (a)	1,160,000	1,166,865
Series 2018-1A, Class A2, 4.290% 10/20/48 (a)	1,447,056	1,504,915
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
1.292% FRN 11/25/35 (a)	955,411	927,229
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	168,780	175,882
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	606,674	659,189
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,803,744	2,012,244
Taco Bell Funding LLC, Series 2018-1A, Class A2II
4.940% 11/25/48 (a)	1,404,000	1,584,363
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700%
1.888% FRN 1/20/31 (a)	2,440,000	2,440,112
Thrust Engine Leasing
Series 2021-1A, Class A, 4.163% 7/15/40 (a) (f)	3,700,000	3,699,859
Series 2021-1A, Class B, 6.121% 7/15/40 (a) (f)	1,680,000	1,679,953
Series 2021-1A, Class C, 7.386% 7/15/40 (a) (f)	1,200,000	1,200,000
TICP CLO XIV Ltd., Series 2019-14A, Class A2, 3 mo. USD LIBOR + 1.900%
2.088% FRN 10/20/32 (a)	250,000	250,348
Trinity Rail Leasing LP
Series 2019-2A, Class A2, 3.100% 10/18/49 (a)	4,127,000	4,261,283
Series 2019-1A, Class A, 3.820% 4/17/49 (a)	4,143,348	4,314,035
Series 2018-1A, Class A2, 4.620% 6/17/48 (a)	2,370,000	2,439,409
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	2,326,496	2,469,213
Voya CLO Ltd.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-3A, Class A3R, 3 mo. USD LIBOR + 1.700% 1.888% FRN 10/20/31 (a)	$1,500,000	$1,490,762
Series 2019-3A, Class B1, 3 mo. USD LIBOR + 1.850% 2.040% FRN 10/17/32 (a)	1,500,000	1,500,403
WAVE LLC
Series 2019-1A, Class A, 3.597% 9/15/44 (a)	4,653,937	4,625,519
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	1,867,275	1,481,607
WAVE Trust, Series 2017-1A, Class A
3.844% 11/15/42 (a)	402,549	394,596
Westgate Resorts LLC, Series 2017-1A, Class A
3.050% 12/20/30 (a)	245,132	247,408
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	1,115,375	1,107,895
Zaxby's Funding LLC, Series 2021-1A, Class A2
3.238% 7/30/51 (a)	1,094,000	1,107,653
		165,589,452
Student Loans Asset-Backed Securities — 6.0%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	2,630,000	2,706,524
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,505,000	1,543,023
College Loan Corp. Trust I, Series 2007-1, Class B2,
1.627% FRN 1/25/47 (e)	875,000	700,752
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 1 mo. USD LIBOR + .800%
0.892% FRN 9/25/68 (a)	4,418,570	4,465,868
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (a)	1,315,691	1,331,739
Education Loan Asset-Backed Trust I
Series 2003-1, Class A2, 0.000% FRN 2/01/43 (a) (e)	1,300,000	1,201,012
Series 2003-2, Class 2A1, 0.000% FRN 8/01/43 (a) (e)	1,950,000	1,808,430
Series 2013-1, Class B1, 1 mo. USD LIBOR + 1.000% 1.092% FRN 11/25/33 (a)	995,256	967,826
Higher Education Funding I
Series 2004-1, Class B2, 0.000% FRN 1/01/44 (a) (e)	600,000	524,716
Series 2004-1, Class B1, 1.796% FRN 1/01/44 (a) (e)	600,000	536,433
Laurel Road Prime Student Loan Trust
Series 2017-B, Class BFX, 3.020% 8/25/42 (a)	538,731	540,735
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	436,918	437,246
Navient Private Education Loan Trust, Series 2020-IA, Class B
2.950% 4/15/69 (a)	3,080,000	3,176,321
Navient Private Education Refi Loan Trust
Series 2021-BA, Class B, 2.520% 7/15/69 (a)	3,452,000	3,495,463
Series 2020-HA, Class B, 2.780% 1/15/69 (a)	2,425,000	2,470,510
Series 2019-CA, Class B, 3.670% 2/15/68 (a)	1,512,000	1,522,469
Series 2019-A, Class B, 3.900% 1/15/43 (a)	1,500,000	1,510,486
Series 2018-CA, Class B, 4.220% 6/16/42 (a)	1,480,000	1,561,680
Navient Student Loan Trust
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 1.342% FRN 6/25/65 (a)	2,270,944	2,316,873
Series 2021-2A, Class B, 1 mo. USD LIBOR + 1.350% 1.442% FRN 2/25/70 (a)	3,040,000	3,043,038
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 1.592% FRN 10/25/58	1,200,000	1,208,549
Series 2019-BA, Class B, 4.040% 12/15/59 (a)	3,700,000	3,730,151
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	730,000	764,525
Nelnet Student Loan Trust

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.592% FRN 10/25/50 (a)	$975,000	$978,301
Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.592% FRN 5/26/54 (a)	1,130,000	1,132,503
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 1.592% FRN 5/26/54 (a)	1,300,000	1,303,261
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.592% FRN 6/25/54 (a)	1,100,000	1,103,090
Series 2019-4A, Class B, 1 mo. USD LIBOR + 1.650% 1.742% FRN 9/26/67 (a)	3,800,000	3,862,597
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,809,111
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%
0.356% FRN 2/15/45	1,396,886	1,314,296
SLM Student Loan Trust
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.386% FRN 10/25/40	1,660,240	1,539,379
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.486% FRN 1/25/55	1,213,919	1,133,667
Series 2006-2, Class R, 1.000% 1/25/41	907,800	4,811,340
SMB Private Education Loan Trust
Series 2020-BA, Class B, 2.760% 7/15/53 (a)	3,431,000	3,425,948
Series 2017-A, Class B, 3.500% 6/17/41 (a)	1,800,000	1,893,294
SoFi Alternative Trust, Series 2019-C, Class PT,
4.558% VRN 1/25/45 (a) (e)	4,084,690	4,351,926
		71,223,082
Whole Loan Collateral Collateralized Mortgage Obligations — 1.8%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.063% VRN 8/25/34 (e)	61,794	60,842
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class M1,
3.170% VRN 7/25/49 (a) (e)	1,188,500	1,206,226
CSMC, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (e)	1,670,000	1,692,659
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.498% VRN 1/25/47 (a) (e)	918,370	937,318
NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 1 mo. USD LIBOR + 1.400%
1.492% FRN 5/25/55 (a)	3,340,000	3,339,999
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (e)	3,723,000	3,735,551
PSMC Trust, Series 2018-2, Class A1,
3.500% VRN 6/25/48 (a) (e)	410,152	412,994
Sequoia Mortgage Trust, Series 2018-CH2, Class A3,
4.000% VRN 6/25/48 (a) (e)	696,186	709,908
STAR Trust, Series 2021-1, Class M1,
2.363% VRN 5/25/65 (a) (e)	5,273,000	5,291,708
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (e) (f)	2,840,000	2,839,956
Verus Securitization Trust, Series 2021-R3, Class M1,
2.411% VRN 4/25/64 (a) (e)	1,491,000	1,505,403
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1,
4.000% VRN 11/25/48 (a) (e)	257,899	261,842
		21,994,406

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $388,000,267)		395,097,871

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 0.8%
Colombia Government International Bond
6.125% 1/18/41	$2,980,000	$3,526,800
Mexico Government International Bond
4.500% 4/22/29	1,175,000	1,328,878
4.750% 3/08/44	3,028,000	3,343,608
6.750% 9/27/34	950,000	1,262,322
		9,461,608

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,608,245)		9,461,608

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 19.2%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	104,805	117,940
Pass-Through Securities — 19.2%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	5,272,959	5,337,279
Pool #RA4255 2.000% 1/01/51	11,058,912	11,214,546
Pool #RA2483 3.500% 6/01/50	9,744,316	10,299,581
Pool #Z40047 4.000% 10/01/41	113,548	124,830
Federal National Mortgage Association
Pool #775539 12 mo. USD LIBOR + 1.641% 1.891% FRN 5/01/34	46,961	48,685
Pool #MA3029 3.000% 6/01/32	2,952,136	3,113,722
Pool #MA3090 3.000% 8/01/32	1,005,876	1,060,933
Pool #AS1304 3.500% 12/01/28	815,220	871,508
Pool #MA1356 3.500% 2/01/43	5,663,778	6,109,087
Pool #CA6096 3.500% 6/01/50	10,915,255	11,608,875
Pool #FM4017 3.500% 8/01/50	757,361	796,849
Pool #CA1909 4.500% 6/01/48	4,032,278	4,349,952
Pool #AD6437 5.000% 6/01/40	326,803	371,369
Pool #AD6996 5.000% 7/01/40	1,952,423	2,218,668
Pool #AL8173 5.000% 2/01/44	819,019	930,450
Government National Mortgage Association
Pool #781038 6.500% 5/15/29	29,745	33,507
Pool #781468 6.500% 7/15/32	2,075	2,405
Pool #781496 6.500% 9/15/32	9,968	11,472
Pool #345964 7.000% 11/15/23	371	390
Pool #380866 7.000% 3/15/24	316	334
Pool #781124 7.000% 12/15/29	3,867	4,400
Pool #781319 7.000% 7/15/31	72,164	83,437
Pool #581417 7.000% 7/15/32	10,266	11,650
Pool #565982 7.000% 7/15/32	12,258	14,340
Pool #357262 7.500% 9/15/23	437	459
Pool #441009 8.000% 11/15/26	557	624
Pool #522777 8.000% 12/15/29	3,961	4,526
Pool #523043 8.000% 3/15/30	213	245
Pool #529134 8.000% 3/15/30	1,360	1,591
Pool #477036 8.000% 4/15/30	546	639
Pool #503157 8.000% 4/15/30	11,774	13,788
Pool #528714 8.000% 4/15/30	1,069	1,253
Pool #544640 8.000% 11/15/30	9,202	10,832
Pool #531298 8.500% 8/15/30	753	868
Government National Mortgage Association II

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA6038 3.000% 7/20/49	$5,412,754	$5,686,578
Pool #MA6283 3.000% 11/20/49	9,582,924	10,043,755
Pool #MA6409 3.000% 1/20/50	9,749,671	10,215,474
Pool #MA4321 3.500% 3/20/47	5,565,953	5,908,132
Government National Mortgage Association II TBA
2.500% 5/01/50 (d)	7,200,000	7,454,812
3.000% 7/01/49 (d)	8,575,000	8,946,807
3.500% 5/01/49 (d)	18,830,000	19,783,269
Uniform Mortgage Backed Securities TBA
2.000% 3/01/36 (d)	15,795,000	16,297,232
2.000% 1/01/51 (d)	21,100,000	21,330,781
3.000% 7/14/51 (d)	41,150,000	42,905,303
3.500% 3/01/49 (d)	15,450,000	16,265,953
4.000% 1/01/48 (d)	4,900,000	5,220,031
		228,711,221
Whole Loans — 0.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350%
1.442% FRN 3/25/29	33,519	33,531

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $228,834,266)		228,862,692

U.S. TREASURY OBLIGATIONS — 7.4%
U.S. Treasury Bonds & Notes — 7.4%
U.S. Treasury Bond
2.250% 8/15/49 (g)	23,300,000	24,149,075
3.500% 2/15/39	25,800,000	32,271,048
U.S. Treasury Note
0.125% 2/15/24	15,000,000	14,904,792
0.500% 2/28/26	17,800,000	17,538,543
		88,863,458

TOTAL U.S. TREASURY OBLIGATIONS (Cost $90,957,891)		88,863,458

TOTAL BONDS & NOTES (Cost $1,137,675,588)		1,172,882,007

TOTAL PURCHASED OPTIONS (#) — 0.3% (Cost $3,506,056)		2,940,363

	Number of Shares
MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	3,250,470	3,250,470

TOTAL MUTUAL FUNDS (Cost $3,250,470)		3,250,470

TOTAL LONG-TERM INVESTMENTS (Cost $1,144,432,114)		1,179,072,840

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 16.3%
Commercial Paper — 16.2%
ABB Treasury Centre USA, Inc.
0.183% 9/09/21 (a)	$5,000,000	$4,998,383
American Electric Power Co., Inc.
0.203% 7/21/21 (a)	3,000,000	2,999,748
AT&T, Inc.
0.387% 11/17/21 (a)	5,000,000	4,996,636
0.407% 12/15/21 (a)	15,000,000	14,986,980
BAT International Finance
0.233% 7/19/21 (a)	1,500,000	1,499,887
Commonwealth Edison Co.
0.101% 7/02/21	17,000,000	16,999,953
Dentsply International, Inc.
0.254% 9/30/21 (a)	17,000,000	16,991,267
Eaton Capital Unlimited Co.
0.193% 7/08/21 (a)	3,000,000	2,999,911
EI Dupont
0.325% 12/08/21 (a)	9,420,000	9,411,406
Enbridge (us), Inc.
0.223% 7/19/21 (a)	5,000,000	4,999,623
0.223% 7/29/21 (a)	7,000,000	6,999,160
Evergy Kansas
0.101% 7/01/21 (a)	6,000,000	5,999,979
Fidelity National Information Services, Inc.
0.243% 7/29/21 (a)	5,000,000	4,999,400
PPG Industries, Inc.
0.223% 9/24/21	5,000,000	4,997,659
0.427% 8/02/21	10,000,000	9,998,607
Public Service Enterprise Group, Inc.
0.203% 8/20/21 (a)	5,000,000	4,998,810
Rogers Communications, Inc.
0.458% 8/25/21 (a)	10,000,000	9,997,278
Southern Co. Gas Capital
0.152% 7/23/21 (a)	5,000,000	4,999,537
Suncor Energy, Inc.
0.233% 9/09/21 (a)	6,000,000	5,997,787
0.244% 9/29/21 (a)	3,000,000	2,998,483
0.274% 7/06/21 (a)	2,000,000	1,999,956
Tampa Electric Co.
0.203% 7/14/21 (a)	4,000,000	3,999,863
VW Credit, Inc.
0.233% 9/08/21 (a)	5,000,000	4,998,182
0.336% 1/26/22 (a)	5,000,000	4,992,417
0.356% 2/11/22 (a)	10,000,000	9,983,364
Walgreens Boots Alliance, Inc.
0.172% 7/14/21 (a)	5,000,000	4,999,671
Waste Management, Inc.
0.356% 7/01/21 (a)	5,000,000	4,999,982
0.458% 9/15/21 (a)	15,000,000	14,994,193
		193,838,122

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (i)	$1,395,186	$1,395,186

TOTAL SHORT-TERM INVESTMENTS (Cost $195,182,784)		195,233,308

TOTAL INVESTMENTS — 115.2% (Cost $1,339,614,898) (j)		1,374,306,148

Other Assets/(Liabilities) — (15.2)%		(180,833,380)

NET ASSETS — 100.0%		$1,193,472,768

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $650,255,881 or 54.48% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $4,479,145 or 0.38% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,322,919 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2021.
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $11,030,353 or 0.92% of net assets.
(g)	A portion of this security is pledged/held as collateral for open derivatives.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $1,395,186. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $1,423,091.
(j)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10 -Year Interest Rate Swap,12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	5,551,000	$459,845	$277,507	$182,338
Put
10 -Year Interest Rate Swap,12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	64,580,000	$2,480,518	$3,228,549	$(748,031)
									$2,940,363	$3,506,056	$(565,693)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	9/21/21	19	$3,037,657	$16,593
U.S. Treasury Ultra Bond	9/21/21	268	49,411,299	2,228,951
U.S. Treasury Note 2 Year	9/30/21	698	154,061,791	(278,213)
U.S. Treasury Note 5 Year	9/30/21	139	17,169,276	(12,549)
				$1,954,782
Short
90 Day Eurodollar	9/13/21	21	$(5,122,093)	$(120,557)
U.S. Treasury Ultra 10 Year	9/21/21	175	(25,503,035)	(257,512)
90 Day Eurodollar	3/14/22	19	(4,632,849)	(107,651)
90 Day Eurodollar	9/19/22	17	(4,143,482)	(91,006)
90 Day Eurodollar	3/13/23	14	(3,410,179)	(67,596)
90 Day Eurodollar	12/18/23	19	(4,623,825)	(72,738)
90 Day Eurodollar	12/16/24	50	(12,152,959)	(153,916)
				$(870,976)

MassMutual Diversified Bond Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.8%

COMMON STOCK — 0.1%
Energy — 0.1%
Oil & Gas — 0.1%
Tourmaline Oil Corp.	4,408	$125,989
Tourmaline Oil Corp. (Escrow Shares) (a) (b) (c)	19,076	15,389

TOTAL COMMON STOCK (Cost $76,800)		141,378

PREFERRED STOCK — 0.7%
Financial — 0.7%
Insurance — 0.7%
Equitable Holdings, Inc.
4.300% (d) (e)	45,600	1,154,136
Selective Insurance Group, Inc.
4.600% (d) (e)	18,825	478,719

TOTAL PREFERRED STOCK (Cost $1,610,625)		1,632,855

TOTAL EQUITIES (Cost $1,687,425)		1,774,233

	Principal Amount
BONDS & NOTES — 94.9%
CORPORATE DEBT — 44.7%
Aerospace & Defense — 1.1%
BAE Systems PLC
3.000% 9/15/50 (f)	$230,000	225,200
The Boeing Co.
2.196% 2/04/26	1,305,000	1,318,636
TransDigm, Inc.
5.500% 11/15/27	250,000	260,625
6.250% 3/15/26 (f)	500,000	527,500
6.375% 6/15/26	225,000	233,093
		2,565,054
Agriculture — 1.1%
BAT Capital Corp.
2.259% 3/25/28	320,000	317,876
4.700% 4/02/27	510,000	576,577
4.758% 9/06/49	165,000	178,913
Imperial Brands Finance PLC
3.500% 7/26/26 (f)	300,000	321,293
3.875% 7/26/29 (f)	320,000	346,979

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Reynolds American, Inc.
5.850% 8/15/45	$150,000	$183,779
Viterra Finance BV
3.200% 4/21/31 (f)	580,000	585,174
		2,510,591
Airlines — 0.2%
Alaska Airlines Pass Through Trust, 2020-1 Class A,
4.800% 2/15/29 (f)	433,323	479,650
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	77,580	80,108
		559,758
Auto Manufacturers — 0.9%
Ford Motor Co.
7.450% 7/16/31	270,000	355,050
Ford Motor Credit Co. LLC
3.087% 1/09/23	310,000	316,200
4.140% 2/15/23	285,000	295,331
General Motors Co.
4.200% 10/01/27	215,000	239,705
5.150% 4/01/38	230,000	280,671
5.200% 4/01/45	225,000	278,272
6.800% 10/01/27	335,000	422,164
		2,187,393
Banks — 5.3%
Associated Banc-Corp.
4.250% 1/15/25	413,000	449,403
Banco General SA
4.125% 8/07/27 (f)	260,000	284,378
Bank of America Corp.
SOFR + 2.150% 2.592% VRN 4/29/31	300,000	309,625
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	200,000	229,950
6.110% 1/29/37	190,000	260,316
7.750% 5/14/38	125,000	197,810
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
4.650% VRN (e)	575,000	589,375
Barclays PLC
4.375% 9/11/24	200,000	218,294
BPCE SA
5.700% 10/22/23 (f)	575,000	636,481
Citigroup, Inc.
4.600% 3/09/26	295,000	335,966
5.250% 3/07/25	500,000	562,500
5.875% 1/30/42	100,000	143,694
6.000% 10/31/33	85,000	113,034
Credit Suisse AG
6.500% 8/08/23 (f)	575,000	635,168
First Republic Bank
4.375% 8/01/46	510,000	625,572
Fulton Financial Corp.
3.600% 3/16/22	35,000	35,675
The Goldman Sachs Group, Inc.
5.150% 5/22/45	290,000	389,338
5.950% 1/15/27	170,000	207,011

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.250% 2/01/41	$35,000	$52,019
6.750% 10/01/37	165,000	240,277
HSBC Holdings PLC
4.250% 3/14/24	200,000	216,637
4.250% 8/18/25	497,000	550,958
4.375% 11/23/26	38,000	42,910
6.500% 9/15/37	125,000	174,004
Huntington Bancshares, Inc. 3 mo. USD LIBOR + 2.880%
5.700% VRN (e)	510,000	529,125
Intesa Sanpaolo SpA
4.198% 6/01/32 (f)	560,000	575,473
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	235,000	247,122
4.950% 6/01/45	170,000	225,337
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (f)	1,225,000	1,237,250
Morgan Stanley SOFR + 1.485%
3.217% VRN 4/22/42	310,000	328,931
NBK Tier 1 Financing 2 Ltd. 6 year USD Swap + 2.832%
4.500% VRN (e) (f)	685,000	715,024
Nordea Bank Abp 5 year CMT + 4.110%
6.625% VRN (e) (f)	405,000	464,486
SVB Financial Group 10 year CMT + 3.064%
4.100% VRN (d) (e)	210,000	213,018
Valley National Bancorp
5.125% 9/27/23	110,000	119,808
Wells Fargo & Co.
5.606% 1/15/44	105,000	143,433
		12,299,402
Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc.
4.600% 4/15/48	255,000	311,884
8.200% 1/15/39	250,000	415,960
Bacardi Ltd.
5.150% 5/15/38 (f)	200,000	247,719
Molson Coors Beverage Co.
4.200% 7/15/46	191,000	212,972
5.000% 5/01/42	135,000	165,779
		1,354,314
Building Materials — 0.2%
Standard Industries, Inc.
4.375% 7/15/30 (f)	200,000	206,250
4.750% 1/15/28 (f)	151,000	158,052
		364,302
Chemicals — 0.9%
Alpek SAB de CV
3.250% 2/25/31 (f)	560,000	564,205
CF Industries, Inc.
4.950% 6/01/43	200,000	236,418
5.375% 3/15/44	128,000	158,618
DuPont de Nemours, Inc.
5.319% 11/15/38	345,000	454,607

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Syngenta Finance NV
4.892% 4/24/25 (f)	$500,000	$554,218
		1,968,066
Commercial Services — 0.3%
ERAC USA Finance LLC
7.000% 10/15/37 (f)	50,000	74,647
Triton Container International Ltd.
2.050% 4/15/26 (f)	555,000	557,003
		631,650
Computers — 0.7%
Dell International LLC / EMC Corp.
8.100% 7/15/36	100,000	153,048
8.350% 7/15/46	275,000	449,864
Leidos, Inc.
2.300% 2/15/31	90,000	87,806
4.375% 5/15/30	135,000	153,296
5.500% 7/01/33	226,000	273,460
Lenovo Group Ltd.
3.421% 11/02/30 (f)	495,000	518,146
		1,635,620
Distribution & Wholesale — 0.3%
H&E Equipment Services, Inc.
3.875% 12/15/28 (f)	600,000	590,400
Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.500% 9/15/23	315,000	337,726
6.500% 7/15/25	285,000	334,448
Air Lease Corp. 5 year CMT + 4.076%
4.650% VRN (e)	580,000	601,025
Aircastle Ltd.
4.125% 5/01/24	200,000	213,263
4.400% 9/25/23	275,000	294,347
5.000% 4/01/23	350,000	374,366
Alliance Data Systems Corp.
7.000% 1/15/26 (f)	200,000	214,250
Ally Financial, Inc.
5 year CMT + 3.868% 4.700% VRN (e)	600,000	619,620
H15T7Y + 3.481% 4.700% VRN (e)	570,000	577,296
8.000% 11/01/31	376,000	541,563
Antares Holdings LP
6.000% 8/15/23 (f)	790,000	855,598
8.500% 5/18/25 (f)	330,000	393,449
Ares Finance Co. III LLC 5 year CMT + 3.237%
4.125% VRN 6/30/51 (f)	360,000	360,450
Ares Finance Co. LLC
4.000% 10/08/24 (f)	375,000	401,073
Aviation Capital Group LLC
1.950% 1/30/26 (f)	270,000	270,184
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (f)	175,000	180,514
4.250% 4/15/26 (f)	145,000	157,198
4.375% 5/01/26 (f)	480,000	522,045

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.125% 10/01/23 (f)	$325,000	$351,316
5.500% 1/15/26 (f)	135,000	153,008
BGC Partners, Inc.
4.375% 12/15/25	585,000	633,250
Blue Owl Finance LLC
3.125% 6/10/31 (f)	470,000	467,918
Brookfield Finance, Inc.
4.350% 4/15/30	405,000	468,010
4.850% 3/29/29	208,000	245,125
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	230,000	276,061
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (f)	638,918	642,359
Lazard Group LLC
3.625% 3/01/27	196,000	213,862
4.375% 3/11/29	200,000	227,503
4.500% 9/19/28	275,000	317,130
OneMain Finance Corp.
4.000% 9/15/30	220,000	217,730
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (f)	250,000	262,766
5.250% 8/15/22 (f)	70,000	73,244
		11,797,697
Electric — 1.1%
Berkshire Hathaway Energy Co.
5.950% 5/15/37	120,000	165,893
The Cleveland Electric Illuminating Co.
5.950% 12/15/36	175,000	222,788
CMS Energy Corp.
4.700% 3/31/43	115,000	140,146
4.875% 3/01/44	180,000	230,107
Elwood Energy LLC
8.159% 7/05/26	138,074	148,430
Enel Finance International NV
6.000% 10/07/39 (f)	175,000	244,945
Entergy Louisiana LLC
4.950% 1/15/45	110,000	120,644
FirstEnergy Transmission LLC
4.550% 4/01/49 (f)	195,000	228,571
Indianapolis Power & Light Co.
4.050% 5/01/46 (f)	110,000	127,474
ITC Holdings Corp.
2.950% 5/14/30 (f)	210,000	221,245
Pacific Gas and Electric Co.
3.750% 7/01/28 (d)	320,000	335,294
4.300% 3/15/45	195,000	187,245
Virginia Electric & Power Co.
6.000% 1/15/36	100,000	138,428
		2,511,210
Electronics — 0.2%
Avnet, Inc.
3.000% 5/15/31	490,000	488,776

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.2%
Live Nation Entertainment, Inc.
5.625% 3/15/26 (f)	$77,000	$80,186
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125% 10/01/29 (f)	382,000	403,010
		483,196
Food — 0.4%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (f)	700,000	782,866
Smithfield Foods, Inc.
3.000% 10/15/30 (f)	206,000	207,916
		990,782
Gas — 0.2%
NiSource, Inc.
4.800% 2/15/44	295,000	362,226
Health Care – Services — 0.9%
Centene Corp.
4.625% 12/15/29	153,000	168,265
DaVita, Inc.
4.625% 6/01/30 (f)	368,000	377,737
HCA, Inc.
3.500% 9/01/30	1,064,000	1,133,554
5.375% 2/01/25	350,000	394,800
		2,074,356
Home Builders — 0.4%
Mattamy Group Corp.
4.625% 3/01/30 (f)	35,000	35,753
5.250% 12/15/27 (f)	227,000	237,215
Taylor Morrison Communities, Inc.
5.750% 1/15/28 (f)	500,000	564,500
		837,468
Insurance — 5.9%
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	640,000	696,800
American International Group, Inc.
4.750% 4/01/48	95,000	120,820
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	755,000	866,051
AmTrust Financial Services, Inc.
6.125% 8/15/23	765,000	772,052
Athene Holding Ltd.
4.125% 1/12/28	144,000	160,855
6.150% 4/03/30	595,000	752,980
AXIS Specialty Finance LLC
3.900% 7/15/29	375,000	409,623
5 year CMT + 3.186% 4.900% VRN 1/15/40	490,000	519,596
Brighthouse Financial, Inc.
4.700% 6/22/47	500,000	555,936
5.625% 5/15/30	485,000	590,679
CNO Financial Group, Inc.
5.250% 5/30/29	666,000	792,217

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Enstar Finance LLC 5 year CMT + 5.468%
5.750% VRN 9/01/40	$1,060,000	$1,124,925
Enstar Group Ltd.
4.950% 6/01/29	350,000	402,243
Equitable Holdings, Inc. 5 year CMT + 4.736%
4.950% VRN (e)	505,000	549,187
Global Atlantic Fin Co.
3.125% 6/15/31 (f)	380,000	382,553
5 year CMT + 3.796% 4.700% VRN 10/15/51 (f) (g)	1,170,000	1,173,451
Markel Corp. 5 year CMT + 5.662%
6.000% VRN (e)	735,000	821,362
MetLife Capital Trust IV
7.875% 12/15/67 (f)	325,000	452,563
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	200,000	214,657
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48 (d)	350,000	410,566
Sammons Financial Group, Inc.
3.350% 4/16/31 (f)	870,000	896,411
Teachers Insurance & Annuity Association of America
4.270% 5/15/47 (f)	175,000	209,367
Unum Group
4.125% 6/15/51	460,000	464,447
USF&G Capital I
8.500% 12/15/45 (f)	95,000	149,598
XLIT Ltd.
5.500% 3/31/45	200,000	271,697
		13,760,636
Internet — 0.5%
Amazon.com, Inc.
4.050% 8/22/47	260,000	317,394
Expedia Group, Inc.
2.950% 3/15/31	660,000	670,005
Netflix, Inc.
4.875% 6/15/30 (f)	166,000	197,424
		1,184,823
Investment Companies — 1.7%
Ares Capital Corp.
2.150% 7/15/26	560,000	557,131
4.200% 6/10/24	525,000	564,069
BlackRock TCP Capital Corp.
3.900% 8/23/24	170,000	180,792
Golub Capital BDC, Inc.
2.500% 8/24/26	195,000	196,460
3.375% 4/15/24	462,000	482,041
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.750% 9/15/24	500,000	522,500
6.750% 2/01/24	200,000	204,286
Sixth Street Specialty Lending, Inc.
2.500% 8/01/26	310,000	314,351
3.875% 11/01/24	770,000	817,372
		3,839,002
Iron & Steel — 0.3%
Vale Overseas Ltd.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.250% 8/10/26	$470,000	$565,927
6.875% 11/21/36	150,000	205,607
		771,534
Lodging — 0.3%
Las Vegas Sands Corp.
3.900% 8/08/29	525,000	559,433
Marriott International, Inc. /MD
2.850% 4/15/31	240,000	243,992
		803,425
Machinery – Construction & Mining — 0.3%
The Weir Group PLC
2.200% 5/13/26 (f)	625,000	627,826
Media — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000% 2/01/28 (f)	250,000	262,310
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	150,000	152,850
Comcast Corp.
4.600% 8/15/45	400,000	502,441
CSC Holdings LLC
4.625% 12/01/30 (f)	250,000	245,278
5.750% 1/15/30 (f)	200,000	207,750
Discovery Communications LLC
4.000% 9/15/55	235,000	248,931
4.650% 5/15/50	55,000	64,828
DISH DBS Corp.
7.375% 7/01/28	500,000	538,065
Grupo Televisa SAB
6.625% 3/18/25	275,000	324,767
Radiate Holdco LLC / Radiate Finance, Inc.
6.500% 9/15/28 (f)	231,000	242,654
Time Warner Cable, Inc.
4.500% 9/15/42	250,000	278,138
6.750% 6/15/39	115,000	160,215
ViacomCBS, Inc.
4.200% 5/19/32 (d)	180,000	207,983
4.950% 1/15/31 (d)	220,000	265,456
The Walt Disney Co.
6.650% 11/15/37	200,000	301,407
		4,003,073
Mining — 1.0%
First Quantum Minerals Ltd.
6.875% 3/01/26 (f)	1,000,000	1,047,500
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (f)	149,000	192,417
Glencore Funding LLC
3.875% 10/27/27 (f)	260,000	285,948
4.625% 4/29/24 (f)	200,000	219,236
Perenti Finance Pty Ltd.
6.500% 10/07/25 (d) (f)	325,000	341,667
Teck Resources Ltd.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.200% 3/01/42	$97,000	$114,219
6.250% 7/15/41	143,000	187,017
		2,388,004
Miscellaneous - Manufacturing — 0.1%
General Electric Co.
4.125% 10/09/42	12,000	13,852
6.875% 1/10/39	72,000	108,018
		121,870
Oil & Gas — 3.0%
Antero Resources Corp.
7.625% 2/01/29 (f)	150,000	166,500
BP Capital Markets PLC 5 year CMT + 4.036%
4.375% VRN (e)	905,000	963,825
Cenovus Energy, Inc.
6.750% 11/15/39	175,000	237,717
Devon Energy Corp.
5.000% 6/15/45	289,000	339,705
EQT Corp.
3.900% 10/01/27	860,000	921,275
7.625% STEP 2/01/25	380,000	443,266
Marathon Petroleum Corp.
6.500% 3/01/41	175,000	243,087
Occidental Petroleum Corp.
2.900% 8/15/24	187,000	191,207
5.875% 9/01/25	300,000	333,750
6.375% 9/01/28	300,000	350,250
6.600% 3/15/46	235,000	279,344
6.950% 7/01/24	177,000	199,387
Ovintiv, Inc.
6.500% 2/01/38	160,000	212,736
Patterson-UTI Energy, Inc.
3.950% 2/01/28	350,000	354,480
5.150% 11/15/29	615,000	644,285
Petroleos Mexicanos
5.350% 2/12/28	190,000	186,856
6.375% 1/23/45	35,000	30,100
6.500% 3/13/27	65,000	68,538
6.625% 6/15/38	51,000	47,182
Santos Finance Ltd.
3.649% 4/29/31 (f)	345,000	353,507
Saudi Arabian Oil Co.
4.250% 4/16/39 (f)	385,000	430,653
		6,997,650
Oil & Gas Services — 0.4%
Halliburton Co.
5.000% 11/15/45	220,000	268,212
NOV, Inc.
3.600% 12/01/29	275,000	287,505
3.950% 12/01/42	314,000	310,850
		866,567

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.690% 5/25/31	$356,000	$363,506
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (f)	49,000	49,490
		412,996
Pharmaceuticals — 1.6%
AbbVie, Inc.
4.700% 5/14/45	350,000	437,305
AdaptHealth LLC
4.625% 8/01/29 (f)	665,000	673,313
Bausch Health Americas, Inc.
9.250% 4/01/26 (f)	400,000	435,080
Bausch Health Cos., Inc.
5.250% 1/30/30 (f)	250,000	232,500
6.125% 4/15/25 (f)	110,000	112,750
Bristol-Myers Squibb Co.
4.350% 11/15/47	205,000	259,161
Cigna Corp.
4.800% 7/15/46	185,000	234,760
CVS Health Corp.
5.050% 3/25/48	115,000	149,417
6.125% 9/15/39	25,000	34,899
CVS Pass-Through Trust
5.926% 1/10/34 (f)	180,226	218,078
7.507% 1/10/32 (f)	13,229	16,767
Par Pharmaceutical, Inc.
7.500% 4/01/27 (f)	488,000	498,980
Utah Acquisition Sub, Inc.
5.250% 6/15/46	350,000	427,318
		3,730,328
Pipelines — 1.9%
Energy Transfer LP
4.200% 4/15/27	320,000	353,588
6.125% 12/15/45	230,000	293,266
3 mo. USD LIBOR + 4.028% 6.250% VRN (e)	615,000	542,738
5 year CMT + 5.134% 6.750% VRN (e)	270,000	267,756
EnLink Midstream Partners LP
4.150% 6/01/25	339,000	355,048
4.850% 7/15/26	154,000	159,390
3 mo. USD LIBOR + 4.110% 6.000% VRN (e)	375,000	288,750
Enterprise Products Operating LLC 3 mo. USD LIBOR + 2.570%
5.375% VRN 2/15/78	200,000	206,411
EQM Midstream Partners LP
4.750% 7/15/23	375,000	391,406
MPLX LP 3 mo. USD LIBOR + 4.652%
6.875% VRN (e)	850,000	865,810
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	265,000	283,727
4.700% 6/15/44	260,000	275,838
6.650% 1/15/37	175,000	229,313
		4,513,041

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Private Equity — 0.2%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (f)	$325,000	$337,594
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (f)	160,000	167,541
		505,135
Real Estate Investment Trusts (REITS) — 1.9%
Host Hotels & Resorts LP
3.500% 9/15/30	476,000	500,020
Iron Mountain, Inc.
5.250% 7/15/30 (f)	250,000	264,645
Kimco Realty Corp.
4.450% 9/01/47	250,000	299,714
Service Properties Trust
4.950% 10/01/29	590,000	581,887
Spirit Realty LP
2.700% 2/15/32	120,000	119,098
3.200% 1/15/27	220,000	234,074
3.400% 1/15/30	325,000	346,740
4.000% 7/15/29	385,000	427,005
4.450% 9/15/26	59,000	65,826
STORE Capital Corp.
4.625% 3/15/29	250,000	284,593
Tanger Properties LP
3.750% 12/01/24	430,000	458,328
Ventas Realty LP
5.700% 9/30/43	85,000	112,746
VEREIT Operating Partnership LP
3.100% 12/15/29	460,000	491,532
3.400% 1/15/28	105,000	114,281
WEA Finance LLC
2.875% 1/15/27 (f)	72,000	74,351
		4,374,840
Retail — 0.3%
El Puerto de Liverpool SAB de CV
3.950% 10/02/24 (f)	280,000	299,250
Nordstrom, Inc.
4.250% 8/01/31 (d) (f)	440,000	459,570
		758,820
Semiconductors — 0.1%
Broadcom, Inc.
3.500% 2/15/41 (f)	240,000	246,295
Software — 0.1%
Oracle Corp.
3.600% 4/01/50	210,000	216,115
Telecommunications — 2.3%
Altice France SA
5.125% 7/15/29 (f)	442,000	444,166
AT&T, Inc.
3.500% 9/15/53 (f)	407,000	409,243
3.550% 9/15/55 (f)	814,000	818,282

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CommScope, Inc.
8.250% 3/01/27 (f)	$850,000	$908,480
Empresa Nacional de Telecomunicaciones SA
4.875% 10/30/24 (f)	200,000	213,352
Hughes Satellite Systems Corp.
6.625% 8/01/26	444,000	497,835
Qwest Corp
6.750% 12/01/21	156,000	159,705
Sprint Capital Corp.
6.875% 11/15/28	500,000	641,250
8.750% 3/15/32	141,000	214,320
T-Mobile USA, Inc.
5.375% 4/15/27	165,000	175,728
Telefonica Emisiones SAU
4.665% 3/06/38	335,000	393,683
Verizon Communications, Inc.
2.875% 11/20/50	160,000	152,803
2.987% 10/30/56	223,000	209,823
		5,238,670
Transportation — 0.4%
CSX Corp.
4.750% 11/15/48	145,000	187,692
Kenan Advantage Group, Inc.
7.875% 7/31/23 (f)	720,000	718,920
		906,612
Venture Capital — 0.4%
Hercules Capital, Inc.
4.625% 10/23/22	945,000	960,112

TOTAL CORPORATE DEBT (Cost $96,486,778)		103,439,635

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.0%
Automobile Asset-Backed Securities — 1.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (f)	222,000	225,590
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class C, 4.190% 11/14/28 (f)	888,000	956,327
Series 2019-1A, Class D, 4.680% 4/14/31 (f)	422,000	467,318
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (f)	957,000	993,389
		2,642,624
Commercial Mortgage-Backed Securities — 9.4%
Aventura Mall Trust, Series 2018-AVM, Class D,
4.249% VRN 7/05/40 (f) (h)	530,000	528,115
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 1.423% FRN 9/15/34 (f)	150,000	149,815
Series 2019-BPR, Class DMP, 4.024% VRN 11/05/32 (f) (h)	540,000	496,800
Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (f) (h)	440,000	427,747
BANK
Series 2020-BN30, Class MCDF, 3.016% VRN 12/15/53 (h)	500,000	469,220
Series 2019-BN17, Class C, 4.670% VRN 4/15/52 (h)	331,000	363,792

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (f) (h)	$400,000	$433,775
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (f) (h)	280,000	291,038
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (f) (h)	270,000	266,675
Benchmark Mortgage Trust, Series 2021-B25, Class 300C,
3.094% VRN 4/15/54 (f) (h)	500,000	482,300
BGME Trust, Series 2021-VR, Class D,
3.094% VRN 1/10/43 (f) (h)	3,100,000	3,025,219
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.773% FRN 11/15/35 (f)	504,000	504,157
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.873% FRN 10/15/36 (f)	340,380	340,699
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.073% FRN 10/15/36 (f)	623,728	624,118
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
2.223% FRN 12/15/37 (f)	572,453	573,527
Century Plaza Towers, Series 2019-CPT, Class E,
3.097% VRN 11/13/39 (f) (h)	316,000	310,488
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	222,000	233,463
Cold Storage Trust, Series 2020-ICE5, Class E, 1 mo. USD LIBOR + 2.766%
2.839% FRN 11/15/37 (f)	589,794	592,375
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C,
4.433% VRN 5/10/48 (h)	110,000	118,282
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
1.673% FRN 5/15/36 (f)	560,000	560,875
DC Office Trust
Series 2019-MTC, Class E, 3.174% VRN 9/15/45 (f) (h)	622,000	586,855
Series 2019-MTC, Class D, 3.174% VRN 9/15/45 (f) (h)	357,000	356,730
DROP Mortgage Trust, Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750%
2.820% FRN 4/15/26 (f)	998,000	1,002,367
GB Trust
Series 2020-FLIX, Class C, 1 mo. USD LIBOR + 1.600% 1.673% FRN 8/15/37 (f)	242,000	242,227
Series 2020-FLIX, Class D, 1 mo. USD LIBOR + 2.350% 2.423% FRN 8/15/37 (f)	394,000	394,858
GS Mortgage Securities Corp. II, Series 2018-GS10, Class D
3.000% 7/10/51 (f)	599,000	565,375
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E,
3.558% VRN 7/10/39 (f) (h)	630,000	649,893
Jackson Park Trust, Series 2019-LIC, Class D,
3.351% VRN 10/14/39 (f) (h)	686,000	669,905
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class E,
3.909% VRN 6/05/39 (f) (h)	553,000	555,531
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C,
4.803% VRN 8/15/47 (h)	300,000	311,779
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.873% FRN 5/15/36 (f)	263,000	263,083
Life 2021-BMR Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
1.823% FRN 3/15/38 (f)	432,000	433,350
Manhattan West

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-1MW, Class C, 2.413% VRN 9/10/39 (f) (h)	$601,000	$609,177
Series 2020-1MW, Class D, 2.413% VRN 9/10/39 (f) (h)	440,000	437,166
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (f)	205,000	216,183
Series 2020-ABC, Class B, 3.593% VRN 2/10/42 (f) (h)	215,000	225,394
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101%
2.174% FRN 4/15/38 (f)	1,100,000	1,101,376
MKT Mortgage Trust, Series 2020-525M, Class E,
3.039% VRN 2/12/40 (f) (h)	213,000	207,246
SLG Office Trust, Series 2021-OVA, Class E
2.851% 7/15/41 (f)	705,000	692,341
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
2.173% FRN 7/15/39 (f)	864,000	864,259
Wells Fargo Commercial Mortgage Trust
Series 2021-FCMT, Class C, 1 mo. USD LIBOR + 2.400% 2.473% FRN 5/15/31 (f)	461,000	462,153
Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (h)	140,000	140,326
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C,
5.046% VRN 8/15/45 (h)	100,000	98,214
		21,878,268
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%
0.332% FRN 10/25/34 (f)	39,960	39,644
Other Asset-Backed Securities — 15.0%
321 Henderson Receivables LLC, Series 2015-1A, Class A
3.260% 9/15/72 (f)	65,422	70,769
AASET Trust, Series 2019-2, Class C
6.413% 10/16/39 (f)	1,133,714	850,183
Affirm Asset Securitization Trust, Series 2021-A, Class D
3.490% 8/15/25 (f)	1,350,000	1,368,562
AGL CLO 7 Ltd., Series 2020-7A, Class A1, 3 mo. USD LIBOR + 1.800%
1.984% FRN 7/15/31 (f)	300,000	300,000
AIMCO CLO Series Ltd., Series 2018-AA, Class B, 3 mo. USD LIBOR + 1.400%
1.590% FRN 4/17/31 (f)	250,000	248,718
Anchorage Capital CLO Ltd.
Series 2019-11A, Class A, 3 mo. USD LIBOR + 1.390% 1.612% FRN 7/22/32 (f)	500,000	500,360
Series 2020-15A, Class A, 3 mo. USD LIBOR + 1.850% 2.038% FRN 7/20/31 (f)	250,000	250,000
Series 2019-11A, Class C, 3 mo. USD LIBOR + 3.000% 3.222% FRN 7/22/32 (f)	250,000	250,072
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%
0.992% FRN 10/25/34	205,506	201,929
ASSURANT CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
2.151% FRN 10/20/31 (f)	250,000	250,000
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
1.923% FRN 1/23/31 (f)	250,000	250,016
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600%
3.784% FRN 1/15/28 (f)	250,000	250,064

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class B, 3 mo. USD LIBOR + 1.950%
2.134% FRN 10/15/32 (f)	$250,000	$250,221
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A,
4.213% STEP 12/16/41 (f)	361,979	361,282
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (f)	65,957	66,128
Series 2017-1A, Class B, 3.240% 5/25/29 (f)	54,486	54,451
Business Jet Securities LLC
Series 2020-1A, Class A, 2.981% 11/15/35 (f)	132,072	134,488
Series 2021-1A, Class C, 5.067% 4/15/36 (f)	374,776	375,972
Canyon Capital CLO Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 2.750%
2.934% FRN 10/15/32 (f)	250,000	250,367
Capital Automotive REIT
Series 2014-1A, Class A, 3.660% 10/15/44 (f)	91,509	92,213
Series 2017-1A, Class A2, 4.180% 4/15/47 (f)	146,342	154,853
CARS-DB4 LP
Series 2020-1A, Class B1, 4.170% 2/15/50 (f)	242,000	254,453
Series 2020-1A, Class B3, 4.950% 2/15/50 (f)	671,000	693,067
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (f)	193,765	193,500
CIFC Funding Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180%
1.370% FRN 11/16/30 (f)	250,000	250,068
Crestline Denali CLO XIV Ltd.
Series 2016-1A, Class A1R, 3 mo. USD LIBOR + 1.280% 1.453% FRN 10/23/31 (f)	349,621	349,636
Series 2016-1A, Class BR, 3 mo. USD LIBOR + 1.800% 1.973% FRN 10/23/31 (f)	250,000	250,007
DataBank Issuer, Series 2021-1A, Class B
2.650% 2/27/51 (f)	300,000	303,470
DB Master Finance LLC, Series 2019-1A, Class A2II
4.021% 5/20/49 (f)	320,295	337,712
Elara HGV Timeshare Issuer LLC
Series 2016-A, Class A, 2.730% 4/25/28 (f)	80,686	82,211
Series 2016-A, Class B, 3.220% 4/25/28 (f)	49,199	48,943
Elmwood CLO II Ltd., Series 2019-2A, Class AR, 3 mo. USD LIBOR + 1.150%
1.338% FRN 4/20/34 (f)	450,000	450,405
Elmwood CLO III Ltd., Series 2019-3A, Class A1, 3 mo. USD LIBOR + 1.370%
1.554% FRN 10/15/32 (f)	250,000	250,552
Falcon Aerospace Ltd., Series 2019-1, Class C
6.656% 9/15/39 (f)	312,322	273,423
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (f)	23,421	23,709
GCI Funding I LLC, Series 2021-1, Class A
2.380% 6/18/46 (b) (f)	309,000	308,920
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class C, 3 mo. USD LIBOR + 2.700%
2.888% FRN 10/20/32 (f)	250,000	250,617
Goodgreen Trust
Series 2016-1A, Class A, 3.230% 10/15/52 (f)	206,870	216,439
Series 2017-1A, Class A, 3.740% 10/15/52 (f)	114,252	120,837
Series 2019-2A, Class B, 3.860% 4/15/55 (f)	134,745	139,296
Series 2021-1A, Class C, 5.740% 10/15/56 (f)	594,903	610,422

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Gracie Point International Funding, Series 2021-1A, Class C, 1 mo. USD LIBOR + 2.400%
2.510% FRN 11/01/23 (f)	$610,000	$610,000
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700%
1.888% FRN 1/20/31 (f)	280,000	280,028
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (f)	90,981	94,075
Series 2017-3A, Class A1, 3.190% 9/20/48 (f)	117,872	120,872
Series 2017-2A, Class A1, 3.280% 9/20/48 (f)	45,783	47,676
Series 2016-4A, Class A2, 4.290% 9/20/47 (f)	90,943	94,510
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B
5.270% 12/15/38 (f)	225,200	211,463
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B
4.703% 7/15/39 (f)	273,167	256,933
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (f)	488,986	480,681
HPS Loan Management Ltd., Series 15A-19, Class C, 3 mo. USD LIBOR + 2.700%
2.884% FRN 7/22/32 (f)	250,000	250,043
ICG US CLO Ltd., Series 2019-1A, Class A1A, 3 mo. USD LIBOR + 1.380%
1.556% FRN 10/26/32 (f)	250,000	250,720
ITE Rail Fund Levered LP, Series 2021-2A, Class B
2.980% 2/28/51 (f)	800,000	802,321
J.G. Wentworth XLIII LLC, Series 2019-1A, Class B
4.510% 8/15/73 (f)	138,000	146,489
Kayne CLO 4 Ltd., Series 2019-4A, Class B1, 3 mo. USD LIBOR + 2.100%
2.276% FRN 4/25/32 (f)	250,000	251,172
KDAC Aviation Finance Ltd., Series 2017-1A, Class A
4.212% 12/15/42 (f)	330,020	318,202
Kestrel Aircraft Fundig Limited, Series 2018-1A, Class A
4.250% 12/15/38 (f)	370,019	368,234
KKR Financial CLO Ltd., Series 26, Class B1, 3 mo. USD LIBOR + 2.050%
2.234% FRN 7/15/32 (f)	250,000	250,018
KREF Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.550%
2.632% FRN 6/15/36 (f)	450,000	450,565
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (f)	343,805	340,305
Lunar Aircraft Ltd.
Series 2020-1A, Class B, 4.335% 2/15/45 (f)	129,267	120,200
Series 2020-1A, Class C, 6.413% 2/15/45 (f)	214,012	171,645
MACH 1 Cayman Ltd., Series 2019-1, Class B
4.335% 10/15/39 (f)	319,562	309,538
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 1.784% FRN 7/15/30 (f)	950,000	950,021
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 2.188% FRN 1/22/31 (f)	300,000	299,434
Mariner Finance Issuance Trust, Series 2021-AA, Class D
3.830% 3/20/36 (f)	381,000	385,088
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (f)	38,489	41,969
Neuberger Berman CLO Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%
0.000% FRN 7/15/34 (f)	500,000	500,304
NP SPE LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (f)	380,000	391,101
Oak Street Investment Grade Net Lease Fund

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-1A, Class A4, 3.260% 1/20/51 (f)	$635,000	$648,712
Series 2020-1A, Class A5, 3.390% 11/20/50 (f)	600,000	622,386
OHA Credit Funding Ltd.
Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 1.552% FRN 10/22/32 (f)	250,000	250,339
Series 2015-11A, Class CR, 3 mo. USD LIBOR + 2.150% 2.338% FRN 1/20/32 (f)	300,000	300,060
Orange Lake Timeshare Trust, Series 2019-A, Class D
4.930% 4/09/38 (f)	442,428	456,691
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (f)	344,000	351,001
Park Place Securities, Inc., Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .720%
0.812% FRN 8/25/35	24,959	25,107
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B
4.948% 6/15/44 (f)	341,661	329,808
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (f)	501,365	505,748
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.942% FRN 2/25/23 (f)	210,000	210,390
Renew 2021-1, Series 2021-1, Class M
3.210% 11/20/56 (f)	239,893	239,437
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.720%
1.875% FRN 5/20/31 (f)	250,000	250,006
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
1.274% FRN 1/15/30 (f)	500,000	500,003
Sierra Receivables Funding LLC
Series 2020-2A, Class C, 3.510% 7/20/37 (f)	99,104	101,913
Series 2019-1A, Class D, 4.750% 1/20/36 (f)	269,608	276,129
Slam Ltd.
Series 2021-1A, Class A, 2.434% 6/15/46 (f)	471,000	471,056
Series 2021-1A, Class B, 3.422% 6/15/46 (f)	293,000	296,580
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
2.455% FRN 8/18/31 (f)	490,000	485,110
Store Master Funding I-VII and XIV
Series 2019-1, Class A4, 4.490% 11/20/49 (f)	763,904	839,955
Series 2018-1A, Class A4, 4.740% 10/20/48 (f)	236,000	255,235
Store Master Funding LLC, Series 2021-1A, Class A3
2.860% 6/20/51 (f)	210,000	211,243
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (f)	111,541	121,196
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (f)	285,286	318,263
Taco Bell Funding LLC
Series 2018-1A, Class A2II, 4.940% 11/25/48 (f)	302,250	341,078
Series 2016-1A, Class A23, 4.970% 5/25/46 (f)	422,400	456,355
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700%
1.888% FRN 1/20/31 (f)	490,000	490,023
Thrust Engine Leasing
Series 2021-1A, Class B, 6.121% 7/15/40 (b) (f)	1,175,000	1,174,967
Series 2021-1A, Class C, 7.386% 7/15/40 (b) (f)	400,000	400,000
TICP CLO XIV Ltd., Series 2019-14A, Class A2, 3 mo. USD LIBOR + 1.900%
2.088% FRN 10/20/32 (f)	250,000	250,347

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Trinity Rail Leasing LP
Series 2019-2A, Class A2, 3.100% 10/18/49 (f)	$700,000	$722,776
Series 2018-1A, Class A2, 4.620% 6/17/48 (f)	430,000	442,593
VSE VOI Mortgage LLC, Series 2016-A, Class B
2.740% 7/20/33 (f)	23,440	23,491
Wave USA
4.581% 9/15/44 (f)	608,521	562,283
Wendy's Funding LLC, Series 2021-1A, Class A2I
2.370% 6/15/51 (f)	248,000	247,211
Westgate Resorts LLC, Series 2017-1A, Class A
3.050% 12/20/30 (f)	39,163	39,527
Willis Engine Structured Trust III, Series 2017-A, Class A,
4.690% STEP 8/15/42 (f)	342,924	340,158
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (f)	214,813	213,372
Zaxby's Funding LLC, Series 2021-1A, Class A2
3.238% 7/30/51 (f)	219,000	221,733
		34,724,224
Student Loans Asset-Backed Securities — 5.0%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
1.592% FRN 7/25/58 (f)	130,000	120,842
Brazos Higher Education Authority, Inc.
1.604% 6/25/42	450,000	443,343
College Avenue Student Loans LLC
Series 2021-A, Class C, 2.920% 7/25/51 (f)	576,000	585,954
Series 2021-A, Class D, 4.120% 7/25/51 (f)	284,000	284,927
Series 2019-A, Class C, 4.460% 12/28/48 (f)	225,000	230,684
Series 2019-A, Class D, 5.500% 12/28/48 (f)	174,000	180,117
Commonbond Student Loan Trust, Series 2017-AGS, Class C
5.280% 5/25/41 (f)	50,288	53,107
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (f)	75,873	76,079
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (f)	216,278	218,916
EDvestinU Private Education Loan Issue No 3 LLC, Series 2021-A, Class B
3.500% 11/25/50 (f)	600,000	617,019
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450%
0.597% FRN 8/25/42	570,155	548,323
KeyCorp Student Loan Trust, Series 1999-B, Class CTFS, 3 mo. USD LIBOR + .900%
1.047% FRN 11/25/36	491	490
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B, 3.330% 5/15/69 (f)	1,003,000	1,054,058
Series 2018-CA, Class B, 4.220% 6/16/42 (f)	530,000	559,250
Navient Student Loan Trust
Series 2018-1A, Class B, 1 mo. USD LIBOR + 1.200% 1.292% FRN 3/25/67 (f)	250,000	243,205
Series 2021-2A, Class B, 1 mo. USD LIBOR + 1.350% 1.442% FRN 2/25/70 (f)	530,000	530,530
Series 2018-EA, Class B, 4.440% 12/15/59 (f)	140,000	146,621
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
1.842% FRN 12/26/40 (f)	29,385	29,491
Nelnet Student Loan Trust
Series 2005-4, Class A4R2, 0.000% FRN 3/22/32 (h)	145,298	139,971

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.397% FRN 6/25/41	$113,728	$103,428
Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000% 1.092% FRN 11/25/36 (f)	200,000	196,576
Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000% 1.092% FRN 6/25/42 (f)	150,000	147,476
Series 2012-4A, Class B, 1 mo. USD LIBOR + 1.000% 1.092% FRN 7/26/49 (f)	350,000	334,076
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 1.542% FRN 2/25/67 (f)	1,000,000	957,698
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.592% FRN 6/25/41 (f)	100,000	99,637
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500% 1.592% FRN 10/25/47 (f)	440,000	440,991
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 1.592% FRN 5/26/54 (f)	100,000	100,251
SLM Student Loan Trust
Series 2006-2, Class R, 0.000% 1/25/41	136,300	722,390
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 0.376% FRN 1/27/42	276,687	251,947
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 0.376% FRN 1/25/70	149,837	136,673
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.386% FRN 10/25/40	124,518	115,453
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 0.466% FRN 1/25/44	297,705	274,307
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 0.476% FRN 1/25/41	373,698	348,355
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 0.646% FRN 10/25/64	99,946	94,643
SMB Private Education Loan Trust, Series 2019-A, Class B
4.000% 11/17/42 (f)	185,000	197,879
SoFi Professional Loan Program LLC
Series 2017-D, Class BFX, 3.610% 9/25/40 (f)	500,000	513,650
Series 2017-C, Class C, 4.210% VRN 7/25/40 (f) (h)	180,000	186,396
Series 2017-A, Class C, 4.430% VRN 3/26/40 (f) (h)	170,000	177,829
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500%
1.592% FRN 1/25/36	73,173	73,777
		11,536,359
Whole Loan Collateral Collateralized Mortgage Obligations — 1.5%
Angel Oak Mortgage Trust I LLC
Series 2019-4, Class M1, 3.459% VRN 7/26/49 (f) (h)	492,000	492,154
Series 2019-2, Class M1, 4.065% VRN 3/25/49 (f) (h)	260,000	263,755
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.063% VRN 8/25/34 (h)	9,883	9,731
Deephaven Residential Mortgage Trust, Series 2019-3A, Class M1,
3.405% VRN 7/25/59 (f) (h)	800,000	800,216
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.498% VRN 1/25/47 (f) (h)	146,407	149,428
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (f) (h)	1,100,000	1,103,708
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (b) (f) (h)	588,000	587,991
		3,406,983

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $73,258,670)		74,228,102

SOVEREIGN DEBT OBLIGATIONS — 0.6%
Colombia Government International Bond
6.125% 1/18/41	440,000	520,736
Mexico Government International Bond

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.750% 3/08/44	$414,000	$457,151
6.750% 9/27/34	375,000	498,285
		1,476,172

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,430,910)		1,476,172

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 14.2%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	5,696	6,410
Pass-Through Securities — 13.5%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	561,472	568,321
Pool #RA4255 2.000% 1/01/51	1,169,224	1,185,679
Federal National Mortgage Association
Pool #MA3029 3.000% 6/01/32	418,077	440,961
Pool #MA3090 3.000% 8/01/32	170,488	179,819
Pool #AR3007 3.000% 2/01/43	117,310	124,563
Pool #AS1304 3.500% 12/01/28	111,608	119,314
Pool #MA1356 3.500% 2/01/43	750,224	809,209
Pool #CA6096 3.500% 6/01/50	1,541,996	1,639,984
Pool #FM4017 3.500% 8/01/50	128,912	135,634
Pool #CA1909 4.500% 6/01/48	656,045	707,730
Pool #AD6437 5.000% 6/01/40	42,536	48,337
Pool #AD6996 5.000% 7/01/40	255,117	289,906
Pool #AL8173 5.000% 2/01/44	108,228	122,952
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	530	610
Pool #587280 6.500% 9/15/32	805	911
Pool #550659 6.500% 9/15/35	61,834	72,500
Pool #538689 6.500% 12/15/35	12,400	14,658
Pool #780651 7.000% 10/15/27	546	606
Pool #462384 7.000% 11/15/27	342	380
Pool #482668 7.000% 8/15/28	702	792
Pool #581417 7.000% 7/15/32	625	709
Pool #423836 8.000% 8/15/26	403	446
Pool #444619 8.000% 3/15/27	3,648	4,062
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	909,707	955,727
Pool #MA6283 3.000% 11/20/49	1,604,796	1,681,968
Pool #MA6409 3.000% 1/20/50	1,639,005	1,717,311
Pool #MA4321 3.500% 3/20/47	985,638	1,046,232
Government National Mortgage Association II TBA
3.000% 7/01/49 (g)	2,350,000	2,451,895
3.500% 5/01/49 (g)	480,000	504,300
Uniform Mortgage Backed Securities TBA
2.000% 3/01/36 (g)	2,620,000	2,703,308
2.000% 1/01/51 (g)	4,600,000	4,650,312
3.000% 6/01/49 (g)	7,600,000	7,924,187
3.500% 3/01/49 (g)	1,100,000	1,158,094
		31,261,417

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loans — 0.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M2, SOFR30A + 2.000% 2.018% FRN 12/25/50 (f)	$1,000,000	$1,009,282
Series 2021-DNA2, Class M2, SOFR30A + 2.300% 2.318% FRN 8/25/33 (f)	418,000	428,398
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R04, Class 2M2, 1 mo. USD LIBOR + 2.100% 2.192% FRN 6/25/39 (f)	55,184	55,346
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.392% FRN 8/25/31 (f)	166,481	167,606
		1,660,632

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $32,843,327)		32,928,459

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bonds & Notes — 3.4%
U.S. Treasury Bond
2.250% 8/15/49 (i)	3,670,000	3,803,738
3.500% 2/15/39	2,400,000	3,001,958
U.S. Treasury Note
0.125% 2/15/24	1,000,000	993,711
		7,799,407

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,726,286)		7,799,407

TOTAL BONDS & NOTES (Cost $211,745,971)		219,871,775

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $710,916)		581,906

	Number of Shares
WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Chemicals — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (a) (b) (c)	150	4,011

TOTAL WARRANTS (Cost $0)		4,011

MUTUAL FUNDS — 0.8%
Diversified Financial Services — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (j)	1,928,998	1,928,998

TOTAL MUTUAL FUNDS (Cost $1,928,998)		1,928,998

TOTAL LONG-TERM INVESTMENTS (Cost $216,073,310)		224,160,923

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 12.6%

Commercial Paper — 11.7%
Agilent Tech, Inc.
0.122% 7/01/21 (f)	$2,000,000	$1,999,993
American Electric Power Co., Inc.
0.228% 11/12/21 (f)	3,000,000	2,997,469
American Honda Finance Corp.
0.183% 9/21/21	1,000,000	999,539
0.193% 9/07/21	2,000,000	1,999,233
AT&T, Inc.
0.386% 10/19/21 (f)	1,000,000	999,516
Duke Energy Corp.
0.132% 8/10/21 (f)	3,000,000	2,999,463
Eaton Corp.
0.142% 7/02/21 (f)	2,000,000	1,999,986
0.142% 7/08/21 (f)	1,000,000	999,970
Fidelity National Information Services, Inc.
0.203% 7/13/21 (f)	1,000,000	999,951
0.233% 7/26/21 (f)	2,000,000	1,999,788
Keurig Dr Pepper, Inc.
0.203% 9/28/21 (f)	1,000,000	999,525
National Rural Utilities Cooperative Finance Corp.
0.091% 7/22/21	2,000,000	1,999,896
Sempra Energy
0.172% 7/19/21 (f)	3,000,000	2,999,774
VW Credit, Inc.
0.162% 7/21/21 (f)	3,000,000	2,999,748
		26,993,851
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (k)	1,973,751	1,973,751

TOTAL SHORT-TERM INVESTMENTS (Cost $28,966,974)		28,967,602

TOTAL INVESTMENTS — 109.3% (Cost $245,040,284) (l)		253,128,525

Other Assets/(Liabilities) — (9.3)%		(21,491,244)

NET ASSETS — 100.0%		$231,637,281

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $2,491,278 or 1.08% of net assets.
(c)	Non-income producing security.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $2,095,279 or 0.90% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $210,438 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is perpetual and has no stated maturity date.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $127,663,720 or 55.11% of net assets.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2021.
(i)	A portion of this security is pledged/held as collateral for open derivatives.
(j)	Represents investment of security lending cash collateral. (Note 2).
(k)	Maturity value of $1,973,751. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $2,013,297.
(l)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
USD Call BRL Put	Bank of America N.A.	10/01/21	6.32	256,666	USD	256,666	$325	$282	$43
USD Call BRL Put	Barclays Bank PLC	9/29/21	6.45	256,666	USD	256,666	231	234	(3)
							$556	$516	$40

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	800,000	$66,272	$39,994	$26,278
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	13,410,000	$515,078	$670,406	$(155,328)
									$581,350	$710,400	$(129,050)

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
USD Call BRL Put	Bank of America N.A.	10/01/21	6.32	256,666	USD	256,666	$(325)	$(5,544)	$5,219
USD Call MXN Put	Bank of America N.A.	10/04/21	22.96	256,666	USD	256,666	(529)	(3,881)	3,352
USD Call MXN Put	Barclays Bank PLC	9/28/21	23.09	256,666	USD	256,666	(408)	(4,448)	4,040
USD Call BRL Put	Barclays Bank PLC	9/29/21	6.45	256,666	USD	256,666	(231)	(5,701)	5,470
USD Call RUB Put	Barclays Bank PLC	9/29/21	85.58	256,666	USD	256,666	(527)	(4,361)	3,834
USD Call MXN Put	Barclays Bank PLC	10/01/21	23.14	256,666	USD	256,666	(429)	(4,368)	3,939
USD Call RUB Put	Citibank N.A.	9/30/21	85.05	256,666	USD	256,666	(602)	(4,326)	3,724
USD Call BRL Put	HSBC Bank USA	9/28/21	6.38	256,666	USD	256,666	(257)	(5,910)	5,653
USD Call RUB Put	HSBC Bank USA	9/28/21	85.55	256,666	USD	256,666	(512)	(4,581)	4,069
USD Call RUB Put	JP Morgan Chase Bank N.A.	10/01/21	85.96	256,666	USD	256,666	(526)	(4,415)	3,889
USD Call BRL Put	JP Morgan Chase Bank N.A.	10/04/21	6.36	256,666	USD	256,666	(329)	(5,595)	5,266
USD Call MXN Put	JP Morgan Chase Bank N.A.	10/04/21	22.80	256,666	USD	256,666	(593)	(3,774)	3,181
							$(5,268)	$(56,904)	$51,636

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/20/21	PLN	2,009,564	USD	527,623	$(542)
Bank of America N.A.	7/20/21	EUR	163,721	USD	195,662	(1,457)
Bank of America N.A.	8/17/21	USD	264,328	CHF	239,438	5,235
Canadian Imperial Bank of Commerce	7/20/21	USD	48,000	EUR	39,852	728
Canadian Imperial Bank of Commerce	7/27/21	USD	4,000	JPY	436,866	67
Citibank N.A.	7/13/21	CLP	92,146,600	USD	130,000	(4,564)
Citibank N.A.	7/20/21	RUB	8,209,401	USD	107,216	4,758
Citibank N.A.	7/20/21	USD	148,603	EUR	123,869	1,670
Citibank N.A.	7/27/21	USD	514,000	THB	16,083,831	12,198
Citibank N.A.	8/10/21	USD	91,547	COP	345,168,545	(255)
Citibank N.A.	8/17/21	RUB	11,400,466	USD	151,440	3,395
Citibank N.A.	8/17/21	EUR	57,194	USD	68,397	(516)
Citibank N.A.	8/24/21	USD	103,005	SGD	137,011	1,116
Citibank N.A.	8/24/21	INR	38,767,830	USD	522,393	(3,779)
Citibank N.A.	8/24/21	USD	517,008	INR	38,767,830	(1,606)
Goldman Sachs International	7/27/21	USD	309,758	JPY	33,567,681	7,543
Goldman Sachs International	8/10/21	MXN	3,053,808	USD	149,235	3,231
Goldman Sachs International	8/17/21	USD	166,268	EUR	137,330	3,276
HSBC Bank USA	7/20/21	USD	104,000	ZAR	1,524,567	(2,524)
HSBC Bank USA	7/20/21	ZAR	1,524,567	USD	105,099	1,425
JP Morgan Chase Bank N.A.	7/13/21	BRL	937,066	USD	166,383	21,786
JP Morgan Chase Bank N.A.	7/20/21	RUB	18,858,033	USD	261,000	(3,782)
JP Morgan Chase Bank N.A.	7/27/21	USD	258,000	CNH	1,699,523	(4,357)
JP Morgan Chase Bank N.A.	8/10/21	BRL	2,480,769	USD	450,959	45,646
JP Morgan Chase Bank N.A.	8/17/21	UAH	1,482,052	USD	52,471	992
Morgan Stanley & Co. LLC	7/20/21	USD	253,735	CHF	233,413	1,344
Morgan Stanley & Co. LLC	7/20/21	USD	13,000	PLN	49,100	122
Morgan Stanley & Co. LLC	7/27/21	AUD	135,524	USD	105,455	(3,806)
Standard Chartered Bank	7/13/21	MXN	3,232,477	USD	158,385	3,551
						$90,895

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	9/21/21	5	$794,860	$8,890
U.S. Treasury Ultra Bond	9/21/21	76	14,019,386	624,864
U.S. Treasury Note 2 Year	9/30/21	150	33,107,015	(58,968)
U.S. Treasury Note 5 Year	9/30/21	22	2,723,201	(7,748)
				$567,038
Short
90 Day Eurodollar	9/13/21	3	$(731,728)	$(17,222)
U.S. Treasury Ultra 10 Year	9/21/21	39	(5,670,764)	(70,158)
90 Day Eurodollar	3/14/22	3	(731,503)	(16,997)
90 Day Eurodollar	9/19/22	3	(731,203)	(16,060)
90 Day Eurodollar	3/13/23	2	(487,168)	(9,657)
90 Day Eurodollar	12/18/23	3	(730,078)	(11,485)
90 Day Eurodollar	12/16/24	6	(1,458,355)	(18,470)
				$(160,049)

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
UAH	Ukrainian Hryvnia
USD	U.S. Dollar
ZAR	South African Rand

MassMutual High Yield Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.9%

COMMON STOCK — 0.9%
Energy — 0.9%
Oil & Gas — 0.9%
Fieldwood Energy LLC (c)	10,960	$11
Fieldwood Energy LLC (a) (b) (c)	2,147	119,223
Fieldwood Energy LLC (c)	44,668	44
Tourmaline Oil Corp.	144,159	4,120,324
Tourmaline Oil Corp. (Escrow Shares) (a) (b) (c)	623,848	503,266
		4,742,868

TOTAL COMMON STOCK (Cost $4,009,919)		4,742,868

TOTAL EQUITIES (Cost $4,009,919)		4,742,868

	Principal Amount
BONDS & NOTES — 94.8%
BANK LOANS — 12.6%
Advertising — 0.8%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
3.686% VRN 8/21/26	$4,369,619	4,262,214
Airlines — 0.9%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 4/20/28	3,039,074	3,165,955
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 4/21/28	1,852,499	1,875,137
		5,041,092
Chemicals — 0.5%
Consolidated Energy Finance, SA, Term Loan B, 1 mo. USD LIBOR + 2.500%
2.595% VRN 5/07/25	2,460,998	2,386,134
Commercial Services — 2.2%
CoreLogic, Inc., 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
7.000% VRN 4/13/29	2,095,170	2,105,646
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 3/01/28	4,182,156	4,182,700

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Syniverse Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 5.000%
6.000% VRN 3/09/23	$5,635,531	$5,574,273
		11,862,619
Computers — 1.0%
Magenta Buyer LLC
2021 USD 1st Lien Term Loan,
0.000% 5/03/28 (d)	4,280,768	4,276,487
2021 USD 2nd Lien Term Loan,
0.000% 5/03/29 (d)	1,161,000	1,146,488
		5,422,975
Cosmetics & Personal Care — 0.1%
Hoffmaster Group, Inc., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
5.000% VRN 11/21/23	754,026	725,185
Entertainment — 0.3%
Delta 2 (LUX) S.A.R.L., 2018 USD Term Loan, 1 mo. USD LIBOR + 2.500%
3.500% VRN 2/01/24	1,559,709	1,550,210
Health Care – Services — 0.5%
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
4.323% - 4.327% VRN 7/09/25	2,829,000	2,826,652
Media — 0.4%
MSG National Properties LLC, Term Loan,
0.000% 11/12/25 (d)	2,137,245	2,201,362
Packaging & Containers — 0.1%
Trident TPI Holdings, Inc., 2017 USD Term Loan B1, 3 mo. USD LIBOR + 3.000%
4.000% VRN 10/17/24	668,642	665,299
Retail — 0.6%
Great Outdoors Group LLC, 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
5.000% VRN 3/06/28	2,996,191	3,003,681
Software — 5.2%
Cvent, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
3.854% VRN 11/29/24	4,796,503	4,726,954
Finastra USA, Inc.
USD 1st Lien Term Loan, 6 mo. USD LIBOR + 3.500%
4.500% VRN 6/13/24	13,578,782	13,356,769
USD 2nd Lien Term Loan, 6 mo. USD LIBOR + 7.250%
8.250% VRN 6/13/25	6,000,000	6,057,780
Ivanti Software, Inc., 2020 Term Loan B, 3 mo. USD LIBOR + 4.750%
5.750% VRN 12/01/27	293,382	293,423

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Renaissance Holding Corp., 2018 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.000%
7.104% VRN 5/29/26	$3,443,850	$3,440,407
		27,875,333

TOTAL BANK LOANS (Cost $66,359,626)		67,822,756

CORPORATE DEBT — 82.2%
Advertising — 1.4%
Clear Channel Outdoor Holdings, Inc.
7.750% 4/15/28 (e)	1,853,000	1,941,055
7.500% 6/01/29 (e)	1,460,000	1,511,591
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250% 1/15/29 (e)	1,190,000	1,197,438
Terrier Media Buyer, Inc.
8.875% 12/15/27 (e)	2,561,000	2,770,003
		7,420,087
Aerospace & Defense — 1.3%
Triumph Group, Inc.
6.250% 9/15/24 (e)	1,347,000	1,367,205
7.750% 8/15/25	5,636,000	5,797,810
		7,165,015
Airlines — 2.6%
American Airlines, Inc.
11.750% 7/15/25 (e)	1,962,000	2,462,310
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (e)	3,568,000	3,777,620
5.750% 4/20/29 (e)	1,374,000	1,483,357
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (e)	1,085,000	1,166,323
4.750% 10/20/28 (e)	1,998,000	2,222,590
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (e)	1,137,000	1,251,837
United Airlines, Inc.
4.375% 4/15/26 (e)	692,000	716,220
4.625% 4/15/29 (e)	725,000	750,375
		13,830,632
Auto Manufacturers — 3.7%
Ford Motor Co.
7.450% 7/16/31	3,209,000	4,219,835
9.000% 4/22/25	1,029,000	1,268,623
9.625% 4/22/30	3,100,000	4,448,500
Ford Motor Credit Co. LLC
3.375% 11/13/25	1,000,000	1,036,250
4.000% 11/13/30	1,000,000	1,047,500
4.125% 8/17/27	1,335,000	1,416,138
4.134% 8/04/25	771,000	823,998
4.389% 1/08/26	712,000	768,960
4.687% 6/09/25	1,000,000	1,082,500
5.113% 5/03/29	322,000	360,473
5.125% 6/16/25	1,236,000	1,361,145

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
JB Poindexter & Co., Inc.
7.125% 4/15/26 (e)	$2,198,000	$2,324,385
		20,158,307
Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd.
4.875% 8/15/26 (e)	762,000	784,273
Clarios Global LP
6.750% 5/15/25 (e)	407,000	433,447
		1,217,720
Biotechnology — 0.4%
Emergent BioSolutions, Inc.
3.875% 8/15/28 (e)	2,104,000	2,060,910
Building Materials — 0.1%
CP Atlas Buyer, Inc.
7.000% 12/01/28 (e)	550,000	569,937
Chemicals — 1.0%
CF Industries, Inc.
4.950% 6/01/43	266,000	314,436
5.375% 3/15/44	1,040,000	1,288,768
Consolidated Energy Finance SA
6.875% 6/15/25 (e)	3,284,000	3,345,312
Kraton Polymers LLC / Kraton Polymers Capital Corp.
4.250% 12/15/25 (e)	605,000	617,100
		5,565,616
Coal — 1.7%
Coronado Finance Pty Ltd.
10.750% 5/15/26 (e)	1,586,000	1,689,090
Peabody Energy Corp.
8.500% 12/31/24 (e)	1,223,000	917,250
PIC AU Holdings LLC / PIC AU Holdings Corp.
10.000% 12/31/24 (e)	3,825,000	3,801,094
Warrior Met Coal, Inc.
8.000% 11/01/24 (e)	2,960,000	3,004,400
		9,411,834
Commercial Services — 0.7%
Alta Equipment Group, Inc.
5.625% 4/15/26 (e)	353,000	362,238
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250% 1/15/28 (e)	2,383,000	2,534,916
Rent-A-Center, Inc. /TX
6.375% 2/15/29 (e)	436,000	468,155
Sabre GLBL, Inc.
9.250% 4/15/25 (e)	306,000	363,782
		3,729,091
Computers — 1.5%
Austin BidCo, Inc.
7.125% 12/15/28 (e)	574,000	588,172

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Banff Merger Sub, Inc.
9.750% 9/01/26 (e)	$4,005,000	$4,215,262
Diebold Nixdorf, Inc.
9.375% 7/15/25 (e)	3,050,000	3,381,688
		8,185,122
Distribution & Wholesale — 0.9%
Core & Main Holdings LP
8.625% 9/15/24 (e)	657,000	670,140
KAR Auction Services, Inc.
5.125% 6/01/25 (e)	1,673,000	1,716,833
Resideo Funding, Inc.
6.125% 11/01/26 (e)	2,600,000	2,730,000
		5,116,973
Diversified Financial Services — 2.9%
Alliance Data Systems Corp.
7.000% 1/15/26 (e)	1,069,000	1,145,166
Aretec Escrow Issuer, Inc.
7.500% 4/01/29 (e)	1,195,000	1,227,863
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (e)	8,465,644	8,511,231
Midcap Financial Issuer Trust
6.500% 5/01/28 (e)	839,000	878,047
OneMain Finance Corp.
4.000% 9/15/30	1,047,000	1,036,195
5.375% 11/15/29	2,393,000	2,602,962
		15,401,464
Electric — 1.4%
FirstEnergy Corp.
5.350% STEP 7/15/47	1,079,000	1,293,715
PG&E Corp.
5.000% 7/01/28 (f)	3,549,000	3,588,465
5.250% 7/01/30	501,000	505,760
Pike Corp.
5.500% 9/01/28 (e)	2,046,000	2,127,840
		7,515,780
Electronics — 0.5%
Atkore, Inc.
4.250% 6/01/31 (e)	2,014,000	2,039,779
Imola Merger Corp.
4.750% 5/15/29 (e)	482,000	495,858
		2,535,637
Energy – Alternate Sources — 0.2%
Atlantica Sustainable Infrastructure PLC
4.125% 6/15/28 (e)	884,000	900,619
Engineering & Construction — 0.4%
Arcosa, Inc. Co.
4.375% 4/15/29 (e)	649,000	660,357

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New Enterprise Stone & Lime Co., Inc.
9.750% 7/15/28 (e)	$1,374,000	$1,538,880
		2,199,237
Entertainment — 1.5%
Banijay Entertainment SASU
5.375% 3/01/25 (e)	1,083,000	1,118,197
Caesars Entertainment, Inc.
6.250% 7/01/25 (e)	1,847,000	1,958,670
8.125% 7/01/27 (e)	1,888,000	2,099,834
CCM Merger, Inc.
6.375% 5/01/26 (e)	1,005,000	1,055,250
Live Nation Entertainment, Inc.
4.750% 10/15/27 (e)	559,000	579,962
Scientific Games International, Inc.
7.250% 11/15/29 (e)	648,000	730,944
8.625% 7/01/25 (e)	358,000	392,010
		7,934,867
Food — 3.3%
JBS Finance Luxembourg Sarl
3.625% 1/15/32 (e)	2,241,000	2,240,305
JBS USA LUX SA/JBS USA Finance, Inc.
6.750% 2/15/28 (e)	2,816,000	3,094,080
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.750% 12/01/31 (e)	400,000	409,300
5.500% 1/15/30 (e)	3,745,000	4,188,333
6.500% 4/15/29 (e)	4,969,000	5,583,964
Simmons Foods, Inc. /Simmons Prepared Foods, Inc. /Simmons Pet Food, Inc. /Simmons Feed
4.625% 3/01/29 (e)	989,000	997,594
US Foods, Inc.
4.750% 2/15/29 (e)	1,147,000	1,169,940
		17,683,516
Forest Products & Paper — 0.2%
Clearwater Paper Corp.
4.750% 8/15/28 (e)	1,055,000	1,051,044
Health Care – Services — 1.7%
AHP Health Partners, Inc.
5.750% 7/15/29 (e) (g)	1,134,000	1,149,593
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (e)	659,000	659,824
5.625% 3/15/27 (e)	485,000	516,525
6.000% 1/15/29 (e)	241,000	257,870
6.125% 4/01/30 (e)	1,233,000	1,251,495
6.875% 4/15/29 (e)	472,000	493,934
Molina Healthcare, Inc.
4.375% 6/15/28 (e)	860,000	896,550
Radiology Partners, Inc.
9.250% 2/01/28 (e)	1,333,000	1,472,965
RP Escrow Issuer LLC
5.250% 12/15/25 (e)	1,166,000	1,217,012

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Tenet Healthcare Corp.
6.125% 10/01/28 (e)	$1,400,000	$1,493,520
		9,409,288
Home Builders — 2.3%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
4.875% 2/15/30 (e)	1,165,000	1,153,699
Empire Communities Corp.
7.000% 12/15/25 (e)	765,000	803,250
M/I Homes, Inc.
4.950% 2/01/28	1,544,000	1,610,778
5.625% 8/01/25	1,629,000	1,677,870
Mattamy Group Corp.
4.625% 3/01/30 (e)	4,214,000	4,304,601
STL Holding Co. LLC
7.500% 2/15/26 (e)	2,000,000	2,105,000
TRI Pointe Group, Inc.
5.700% 6/15/28	649,000	715,523
		12,370,721
Home Furnishing — 0.1%
WASH Multifamily Acquisition, Inc.
5.750% 4/15/26 (e)	718,000	749,664
Insurance — 0.5%
Amwins Group, Inc.
7.750% 7/01/26 (e)	1,100,000	1,166,715
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625% 10/15/25 (e)	1,471,000	1,556,083
		2,722,798
Internet — 1.7%
Acuris Finance Us, Inc. / Acuris Finance SARL
5.000% 5/01/28 (e)	1,794,000	1,788,367
Endure Digital, Inc.
6.000% 2/15/29 (e)	1,700,000	1,683,000
ION Trading Technologies Sarl
5.750% 5/15/28 (e)	1,728,000	1,794,070
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
6.000% 2/15/28 (e)	1,059,000	1,061,319
10.750% 6/01/28 (e)	845,000	950,625
Uber Technologies, Inc.
6.250% 1/15/28 (e)	1,640,000	1,764,985
		9,042,366
Investment Companies — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	2,581,000	2,670,535
6.250% 5/15/26	1,000,000	1,061,000
		3,731,535
Leisure Time — 1.5%
Carlson Travel, Inc.
6.750% 12/15/25 (e) (f)	1,198,000	1,101,417

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Carnival Corp.
7.625% 3/01/26 (e)	$566,000	$614,818
5.750% 3/01/27 (e)	2,462,000	2,578,945
NCL Corp. Ltd.
5.875% 3/15/26 (e)	3,042,000	3,186,495
NCL Finance Ltd.
6.125% 3/15/28 (e)	564,000	591,044
		8,072,719
Lodging — 0.6%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
4.875% 7/01/31 (e)	1,156,000	1,154,555
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (e)	854,000	885,256
Wynn Macau Ltd.
5.125% 12/15/29 (e)	1,114,000	1,147,420
		3,187,231
Machinery – Diversified — 0.3%
Clark Equipment Co.
5.875% 6/01/25 (e)	1,412,000	1,493,190

Media — 4.9%
Altice Financing SA
5.000% 1/15/28 (e)	636,000	623,388
Clear Channel Worldwide Holdings, Inc.
5.125% 8/15/27 (e)	1,398,000	1,425,778
CSC Holdings LLC
4.625% 12/01/30 (e)	2,000,000	1,962,220
DISH DBS Corp.
5.000% 3/15/23	902,000	944,060
DISH Network Corp.
3.375% 8/15/26	2,964,000	3,024,762
iHeartCommunications, Inc.
8.375% 5/01/27	2,677,000	2,867,736
LCPR Senior Secured Financing DAC
5.125% 7/15/29 (e)	2,940,000	3,033,139
6.750% 10/15/27 (e)	1,343,000	1,447,063
Midcontinent Communications / Midcontinent Finance Corp.
5.375% 8/15/27 (e)	930,000	976,519
Nexstar Broadcasting, Inc.
4.750% 11/01/28 (e)	596,000	612,390
Radiate Holdco LLC / Radiate Finance, Inc.
6.500% 9/15/28 (e)	2,620,000	2,752,179
Summer BC Bidco B LLC
5.500% 10/31/26 (e) (g)	515,000	523,781
Virgin Media Finance PLC
5.000% 7/15/30 (e)	626,000	629,130
Virgin Media Secured Finance PLC
5.500% 5/15/29 (e)	4,137,000	4,446,034
Ziggo BV
4.875% 1/15/30 (e)	1,284,000	1,316,100
		26,584,279

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 3.3%
Compass Minerals International, Inc.
4.875% 7/15/24 (e)	$1,040,000	$1,073,800
6.750% 12/01/27 (e)	1,018,000	1,094,350
First Quantum Minerals Ltd.
6.500% 3/01/24 (e)	2,110,000	2,152,200
6.875% 3/01/26 (e)	1,191,000	1,247,572
7.500% 4/01/25 (e)	2,796,000	2,900,850
Freeport-McMoRan, Inc.
4.125% 3/01/28	326,000	340,263
4.375% 8/01/28	1,544,000	1,630,850
4.625% 8/01/30	1,700,000	1,861,500
Hecla Mining Co.
7.250% 2/15/28	2,643,000	2,887,477
Hudbay Minerals, Inc.
6.125% 4/01/29 (e)	678,000	722,070
Kinross Gold Corp.
6.875% 9/01/41	1,177,000	1,645,755
		17,556,687
Miscellaneous - Manufacturing — 0.2%
Gates Global LLC / Gates Corp.
6.250% 1/15/26 (e)	1,192,000	1,248,638
Oil & Gas — 9.9%
Antero Resources Corp.
5.375% 3/01/30 (e)	615,000	627,687
7.625% 2/01/29 (e)	767,000	851,370
8.375% 7/15/26 (e)	965,000	1,097,687
Apache Corp.
4.750% 4/15/43	749,000	764,894
5.100% 9/01/40	556,000	582,410
5.350% 7/01/49	832,000	875,680
Chesapeake Energy Corp.
5.500% 2/01/26 (e)	548,000	578,140
5.875% 2/01/29 (e)	1,129,000	1,222,092
Comstock Resources, Inc.
5.875% 1/15/30 (e)	670,000	683,400
6.750% 3/01/29 (e)	1,443,000	1,537,127
CVR Energy, Inc.
5.250% 2/15/25 (e)	1,224,000	1,224,624
5.750% 2/15/28 (e)	4,327,000	4,360,318
EQT Corp.
8.500% STEP 2/01/30	340,000	442,989
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750% 10/01/25 (e)	186,000	188,790
5.750% 2/01/29 (e)	448,000	466,901
6.000% 2/01/31 (e)	382,000	404,576
6.250% 11/01/28 (e)	1,910,000	2,029,375
MEG Energy Corp.
7.125% 2/01/27 (e)	2,722,000	2,899,815
Murphy Oil Corp.
6.375% 7/15/28	1,090,000	1,149,241
Nabors Industries Ltd.
7.250% 1/15/26 (e)	1,775,000	1,739,500
7.500% 1/15/28 (e)	465,000	446,400

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Neptune Energy Bondco PLC
6.625% 5/15/25 (e)	$2,923,000	$3,001,044
Occidental Petroleum Corp.
2.700% 2/15/23	131,000	133,908
2.900% 8/15/24	391,000	399,798
3.500% 6/15/25	804,000	822,090
4.200% 3/15/48	133,000	124,355
4.400% 4/15/46	838,000	804,899
4.400% 8/15/49	328,000	314,880
4.500% 7/15/44	340,000	327,250
5.875% 9/01/25	2,994,000	3,330,825
6.125% 1/01/31	1,308,000	1,535,265
6.200% 3/15/40	2,447,000	2,766,872
6.375% 9/01/28	1,860,000	2,171,550
6.450% 9/15/36	954,000	1,140,602
6.600% 3/15/46	1,500,000	1,783,050
6.950% 7/01/24	369,000	415,671
Parkland Corp.
5.875% 7/15/27 (e)	1,149,000	1,224,685
PBF Holding Co. LLC / PBF Finance Corp.
6.000% 2/15/28	4,360,000	2,986,600
7.250% 6/15/25 (f)	1,741,000	1,331,865
Range Resources Corp.
8.250% 1/15/29 (e)	759,000	855,773
Transocean Guardian Ltd.
5.875% 1/15/24 (e)	207,350	201,648
Transocean Poseidon Ltd.
6.875% 2/01/27 (e)	179,000	179,000
Transocean, Inc.
7.250% 11/01/25 (e)	1,042,000	906,540
7.500% 1/15/26 (e)	1,920,000	1,651,200
8.000% 2/01/27 (e)	1,255,000	1,054,200
		53,636,586
Oil & Gas Services — 0.7%
CGG SA
8.750% 4/01/27 (e)	1,068,000	1,105,380
Welltec A/S
9.500% 12/01/22 (e)	2,445,000	2,496,834
		3,602,214
Packaging & Containers — 0.9%
Mauser Packaging Solutions Holding Co.
7.250% 4/15/25 (e)	3,211,000	3,146,780
Trident TPI Holdings, Inc.
9.250% 8/01/24 (e)	1,614,000	1,686,630
		4,833,410
Pharmaceuticals — 3.4%
Bausch Health Americas, Inc.
9.250% 4/01/26 (e)	1,611,000	1,752,285
Bausch Health Cos., Inc.
4.875% 6/01/28 (e)	1,710,000	1,746,337
5.000% 1/30/28 (e)	439,000	416,431
5.000% 2/15/29 (e)	1,629,000	1,519,043
5.250% 1/30/30 (e)	916,000	851,880

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.250% 2/15/31 (e)	$4,622,000	$4,314,406
6.125% 4/15/25 (e)	242,000	248,050
6.250% 2/15/29 (e)	1,381,000	1,365,878
9.000% 12/15/25 (e)	870,000	932,901
Jazz Securities DAC
4.375% 1/15/29 (e)	1,227,000	1,272,154
Organon & Co. / Organon Foreign Debt Co-Issuer BV
5.125% 4/30/31 (e)	1,230,000	1,267,146
Par Pharmaceutical, Inc.
7.500% 4/01/27 (e)	2,647,000	2,706,557
		18,393,068
Pipelines — 7.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375% 6/15/29 (e)	4,907,000	5,115,547
Buckeye Partners LP
5.850% 11/15/43	277,000	274,923
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500% 6/15/31 (e)	2,124,000	2,213,187
DCP Midstream Operating LP
5.625% 7/15/27	924,000	1,051,050
6.450% 11/03/36 (e)	43,000	50,310
EnLink Midstream LLC
5.375% 6/01/29	786,000	820,285
5.625% 1/15/28 (e)	449,000	474,319
EnLink Midstream Partners LP
4.850% 7/15/26	254,000	262,890
5.050% 4/01/45	160,000	137,600
5.450% 6/01/47	604,000	536,050
5.600% 4/01/44	2,931,000	2,652,555
EQM Midstream Partners LP
4.500% 1/15/29 (e)	962,000	978,717
4.750% 1/15/31 (e)	867,000	893,391
6.000% 7/01/25 (e)	777,000	844,988
6.500% 7/01/27 (e)	644,000	718,060
Genesis Energy LP/Genesis Energy Finance Corp.
5.625% 6/15/24	610,000	611,525
6.250% 5/15/26	290,000	290,725
6.500% 10/01/25	3,466,000	3,496,328
8.000% 1/15/27	1,656,000	1,739,835
Harvest Midstream I LP
7.500% 9/01/28 (e)	1,621,000	1,760,406
ITT Holdings LLC
6.500% 8/01/29 (e) (g)	2,656,000	2,713,396
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (e)	3,257,000	3,419,850
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.500% 10/01/25 (e)	1,400,000	1,533,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31 (e)	1,354,000	1,465,705
5.000% 1/15/28	139,000	146,645
5.500% 3/01/30	122,000	134,159
6.875% 1/15/29	259,000	291,797
Western Midstream Operating LP
5.300% STEP 2/01/30	618,000	692,160
5.300% 3/01/48	1,707,000	1,817,955

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.450% 4/01/44	$850,000	$915,875
		38,053,233
Real Estate — 0.5%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750% 1/15/29 (e)	2,396,000	2,504,754
Real Estate Investment Trusts (REITS) — 2.6%
Iron Mountain, Inc.
5.250% 7/15/30 (e)	1,273,000	1,347,572
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750% 6/15/29 (e)	2,565,000	2,568,206
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.875% 10/01/28 (e)	1,082,000	1,152,200
RHP Hotel Properties LP/RHP Finance Corp.
4.750% 10/15/27	1,850,000	1,900,042
RLJ Lodging Trust LP
3.750% 7/01/26 (e)	648,000	654,480
Service Properties Trust
3.950% 1/15/28	330,000	311,025
4.375% 2/15/30	521,000	496,253
4.950% 2/15/27	261,000	259,695
5.500% 12/15/27	822,000	877,707
7.500% 9/15/25	2,061,000	2,334,237
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.125% 12/15/24 (e)	277,000	286,349
7.875% 2/15/25 (e)	153,000	163,519
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
4.750% 4/15/28 (e)	1,063,000	1,060,342
6.500% 2/15/29 (e)	560,000	561,400
		13,973,027
Retail — 4.6%
Ambience Merger Sub, Inc.
7.125% 7/15/29 (e) (g)	1,616,000	1,630,140
BCPE Ulysses Intermediate, Inc.
7.750% 4/01/27 (e)	2,931,000	3,004,275
L Brands, Inc.
6.750% 7/01/36	606,000	759,015
6.875% 11/01/35	1,869,000	2,368,957
Macy's Retail Holdings LLC
5.875% 4/01/29 (e) (f)	237,000	254,877
Magic Mergeco, Inc.
5.250% 5/01/28 (e)	962,000	986,945
7.875% 5/01/29 (e)	2,347,000	2,420,344
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125% 4/01/26 (e)	2,913,000	3,102,345
Nordstrom, Inc.
4.000% 3/15/27 (f)	407,000	422,518
4.375% 4/01/30 (f)	408,000	425,544
5.000% 1/15/44	2,076,000	2,077,773
Park River Holdings, Inc.
5.625% 2/01/29 (e)	644,000	626,209
Staples, Inc.
7.500% 4/15/26 (e)	2,885,000	2,993,187
10.750% 4/15/27 (e)	2,532,000	2,574,158

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Superior Plus LP / Superior General Partner, Inc.
4.500% 3/15/29 (e)	$870,000	$896,117
		24,542,404
Software — 3.2%
Avaya Holdings Corp., Convertible,
2.250% 6/15/23	1,640,000	1,914,700
BY Crown Parent LLC
7.375% 10/15/24 (e)	1,007,000	1,025,126
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (e)	2,800,000	2,915,500
10.500% 2/01/24 (e)	11,098,000	11,391,764
		17,247,090
Storage & Warehousing — 0.6%
LBC Tank Terminals Holding Netherlands BV
6.875% 5/15/23 (e)	3,188,000	3,180,030
Telecommunications — 3.8%
Altice France SA
5.125% 7/15/29 (e)	2,135,000	2,145,461
Avaya, Inc.
6.125% 9/15/28 (e)	580,000	620,774
CommScope Technologies Finance LLC
6.000% 6/15/25 (e)	862,000	880,318
CommScope Technologies LLC
5.000% 3/15/27 (e)	1,015,000	1,039,106
Consolidated Communications, Inc.
6.500% 10/01/28 (e)	2,049,000	2,204,212
Frontier Communications Holdings LLC
5.000% 5/01/28 (e)	2,881,000	2,978,464
6.750% 5/01/29 (e)	783,000	832,540
Hughes Satellite Systems Corp.
6.625% 8/01/26	3,035,000	3,402,994
Sprint Capital Corp.
8.750% 3/15/32	2,219,000	3,372,880
Telecom Italia Capital
6.000% 9/30/34	704,000	812,240
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750% 8/15/28 (e)	2,106,000	2,169,180
		20,458,169
Transportation — 1.2%
Kenan Advantage Group, Inc.
7.875% 7/31/23 (e)	6,737,000	6,726,894

TOTAL CORPORATE DEBT (Cost $418,495,492)		442,973,403

TOTAL BONDS & NOTES (Cost $484,855,118)		510,796,159

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.6%

Diversified Financial Services — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	3,405,703	$3,405,703

TOTAL MUTUAL FUNDS (Cost $3,405,703)		3,405,703

TOTAL LONG-TERM INVESTMENTS (Cost $492,270,740)		518,944,730

	Principal Amount
SHORT-TERM INVESTMENTS — 6.6%
Commercial Paper — 5.9%
Agilent Tech, Inc.
0.122% 7/01/21 (e)	$5,000,000	4,999,983
Commonwealth Edison Co.
0.101% 7/02/21	4,000,000	3,999,989
Dentsply International, Inc.
0.254% 9/30/21 (e)	4,000,000	3,997,945
Enbridge (US), Inc.
0.223% 7/20/21 (e)	2,000,000	1,999,841
0.223% 8/10/21 (e)	3,000,000	2,999,464
Fidelity National Information Services, Inc.
0.243% 7/29/21 (e)	5,000,000	4,999,400
Transcanada Pipelines Ltd.
0.223% 8/04/21 (e)	5,000,000	4,999,256
Walgreens Boots Alliance, Inc.
0.172% 7/14/21 (e)	4,000,000	3,999,737
		31,995,615
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (i)	3,956,663	3,956,663

TOTAL SHORT-TERM INVESTMENTS (Cost $35,950,969)		35,952,278

TOTAL INVESTMENTS — 102.9% (Cost $528,221,709) (j)		554,897,008

Other Assets/(Liabilities) — (2.9)%		(15,603,285)

NET ASSETS — 100.0%		$539,293,723

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.

MassMutual High Yield Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $622,489 or 0.12% of net assets.
(c)	Non-income producing security.
(d)	All or a portion of the security represents unsettled loan commitments at June 30, 2021 where the rate will be determined at time of settlement.
(e)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $351,956,256 or 65.26% of net assets.
(f)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $3,738,755 or 0.69% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $412,402 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $3,956,663. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $4,035,889.
(j)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Balanced Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 65.0%

COMMON STOCK — 65.0%
Basic Materials — 1.0%
Chemicals — 0.8%
Air Products & Chemicals, Inc.	337	$96,948
Celanese Corp.	589	89,292
Dow, Inc.	2,028	128,332
DuPont de Nemours, Inc.	2,688	208,078
Ecolab, Inc.	458	94,334
International Flavors & Fragrances, Inc.	333	49,750
Linde PLC	978	282,740
LyondellBasell Industries NV Class A	950	97,727
PPG Industries, Inc.	1,365	231,736
		1,278,937
Forest Products & Paper — 0.1%
International Paper Co.	4,211	258,177
Mining — 0.1%
Newmont Corp.	1,632	103,436
		1,640,550
Communications — 5.9%
Advertising — 0.1%
Omnicom Group, Inc.	1,729	138,303
Internet — 0.3%
eBay, Inc.	2,215	155,515
MercadoLibre, Inc. (a)	77	119,950
NortonLifeLock, Inc.	887	24,144
Okta, Inc. (a)	90	22,021
Palo Alto Networks, Inc. (a)	190	70,500
Snap, Inc. Class A (a)	855	58,260
VeriSign, Inc. (a)	302	68,762
		519,152
Media — 1.6%
Comcast Corp. Class A	28,021	1,597,758
Liberty Global PLC Class C (a)	5,910	159,806
ViacomCBS, Inc. Class B	2,031	91,801
The Walt Disney Co. (a)	3,971	697,983
		2,547,348
Telecommunications — 3.9%
Arista Networks, Inc. (a)	170	61,593
AT&T, Inc.	53,587	1,542,234

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cisco Systems, Inc.	32,830	$1,739,990
Corning, Inc.	4,760	194,684
Lumen Technologies, Inc.	3,367	45,757
Motorola Solutions, Inc.	630	136,615
T-Mobile US, Inc. (a)	1,337	193,638
Verizon Communications, Inc.	43,768	2,452,321
		6,366,832
		9,571,635
Consumer, Cyclical — 7.5%
Airlines — 0.0%
Delta Air Lines, Inc. (a)	102	4,413
Apparel — 0.5%
NIKE, Inc. Class B	4,242	655,347
VF Corp.	1,262	103,534
		758,881
Auto Manufacturers — 1.3%
Cummins, Inc.	1,003	244,541
Ford Motor Co. (a)	56,473	839,189
PACCAR, Inc.	1,300	116,025
Tesla, Inc. (a)	1,280	870,016
		2,069,771
Distribution & Wholesale — 0.1%
Fastenal Co.	1,004	52,208
W.W. Grainger, Inc.	160	70,080
		122,288
Lodging — 0.1%
Hilton Worldwide Holdings, Inc. (a)	671	80,936
Las Vegas Sands Corp. (a)	723	38,095
Marriott International, Inc. Class A (a)	718	98,021
		217,052
Retail — 5.5%
Costco Wholesale Corp.	2,850	1,127,659
Dollar General Corp.	1,337	289,313
Dollar Tree, Inc. (a)	986	98,107
Genuine Parts Co.	1,333	168,584
The Home Depot, Inc.	7,556	2,409,533
Lowe's Cos., Inc.	4,173	809,437
Lululemon Athletica, Inc. (a)	162	59,125
McDonald's Corp.	3,726	860,669
O'Reilly Automotive, Inc. (a)	399	225,918
Ross Stores, Inc.	2,127	263,748
Starbucks Corp.	6,944	776,409
Target Corp.	3,949	954,631
The TJX Cos., Inc.	5,978	403,037
Ulta Beauty, Inc. (a)	244	84,368
Walgreens Boots Alliance, Inc.	3,220	169,404

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Yum! Brands, Inc.	1,422	$163,573
		8,863,515
		12,035,920
Consumer, Non-cyclical — 13.7%
Agriculture — 0.0%
Archer-Daniels-Midland Co.	1,173	71,084
Beverages — 1.2%
Brown-Forman Corp. Class B	542	40,617
The Coca-Cola Co.	16,632	899,957
Constellation Brands, Inc. Class A	421	98,468
Keurig Dr Pepper, Inc.	2,425	85,457
PepsiCo, Inc.	5,815	861,609
		1,986,108
Biotechnology — 1.1%
Alexion Pharmaceuticals, Inc. (a)	1,100	202,081
Amgen, Inc.	2,254	549,413
Biogen, Inc. (a)	588	203,607
BioMarin Pharmaceutical, Inc. (a)	126	10,513
Gilead Sciences, Inc.	7,680	528,845
Illumina, Inc. (a)	216	102,213
Incyte Corp. (a)	363	30,539
Regeneron Pharmaceuticals, Inc. (a)	119	66,466
Vertex Pharmaceuticals, Inc. (a)	425	85,693
		1,779,370
Commercial Services — 1.3%
Automatic Data Processing, Inc.	3,138	623,270
Cintas Corp.	93	35,526
IHS Markit Ltd.	952	107,252
MarketAxess Holdings, Inc.	29	13,444
Moody's Corp.	474	171,763
PayPal Holdings, Inc. (a)	2,576	750,852
S&P Global, Inc.	699	286,905
Verisk Analytics, Inc.	479	83,691
		2,072,703
Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	4,198	341,507
The Estee Lauder Cos., Inc. Class A	1,026	326,350
The Procter & Gamble Co.	13,105	1,768,258
		2,436,115
Food — 1.0%
Campbell Soup Co.	480	21,883
Conagra Brands, Inc.	843	30,668
General Mills, Inc.	1,945	118,509
The Hershey Co.	1,041	181,321
Hormel Foods Corp.	794	37,914
The J.M. Smucker Co.	1,170	151,597
Kellogg Co.	956	61,500
The Kraft Heinz Co.	3,728	152,028

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Kroger Co.	8,567	$328,202
McCormick & Co., Inc.	291	25,701
Mondelez International, Inc. Class A	5,750	359,030
Sysco Corp.	943	73,318
		1,541,671
Health Care – Products — 2.8%
Abbott Laboratories	8,348	967,784
Align Technology, Inc. (a)	129	78,819
Baxter International, Inc.	1,658	133,469
Boston Scientific Corp. (a)	3,233	138,243
Danaher Corp.	2,122	569,460
Edwards Lifesciences Corp. (a)	1,135	117,552
IDEXX Laboratories, Inc. (a)	233	147,151
Intuitive Surgical, Inc. (a)	191	175,651
Medtronic PLC	6,422	797,163
ResMed, Inc.	400	98,608
Stryker Corp.	1,525	396,088
Thermo Fisher Scientific, Inc.	1,495	754,183
West Pharmaceutical Services, Inc.	129	46,324
Zimmer Biomet Holdings, Inc.	459	73,816
		4,494,311
Health Care – Services — 2.0%
Anthem, Inc.	1,447	552,465
Centene Corp. (a)	1,205	87,881
HCA Healthcare, Inc.	1,213	250,776
Humana, Inc.	360	159,379
IQVIA Holdings, Inc. (a)	486	117,767
Laboratory Corp. of America Holdings (a)	719	198,336
Quest Diagnostics, Inc.	948	125,107
UnitedHealth Group, Inc.	4,215	1,687,855
		3,179,566
Household Products & Wares — 0.2%
Church & Dwight Co., Inc.	355	30,253
The Clorox Co.	351	63,149
Kimberly-Clark Corp.	1,135	151,840
		245,242
Pharmaceuticals — 2.6%
AbbVie, Inc.	4,506	507,556
AmerisourceBergen Corp.	257	29,424
Becton Dickinson and Co.	612	148,832
Bristol-Myers Squibb Co.	6,001	400,987
Cardinal Health, Inc.	1,074	61,315
Cigna Corp.	923	218,816
CVS Health Corp.	4,653	388,246
DexCom, Inc. (a)	38	16,226
Eli Lilly & Co.	3,180	729,873
Merck & Co., Inc.	9,447	734,693
Pfizer, Inc.	17,734	694,463

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zoetis, Inc.	1,291	$240,591
		4,171,022
		21,977,192
Energy — 1.3%
Oil & Gas — 0.8%
Chevron Corp.	3,494	365,961
ConocoPhillips	3,194	194,515
Exxon Mobil Corp.	9,187	579,516
Hess Corp.	384	33,531
Marathon Petroleum Corp.	1,080	65,254
Occidental Petroleum Corp.	416	13,008
Pioneer Natural Resources Co.	243	39,492
Valero Energy Corp.	787	61,449
		1,352,726
Oil & Gas Services — 0.1%
Baker Hughes Co.	1,955	44,711
Schlumberger NV	1,703	54,513
		99,224
Pipelines — 0.4%
Cheniere Energy, Inc. (a)	790	68,524
Kinder Morgan, Inc.	18,818	343,052
ONEOK, Inc.	1,676	93,253
The Williams Cos., Inc.	3,129	83,075
		587,904
		2,039,854
Financial — 9.1%
Banks — 3.8%
Bank of America Corp.	26,192	1,079,896
The Bank of New York Mellon Corp.	3,008	154,100
Fifth Third Bancorp	1,637	62,583
First Republic Bank	229	42,862
The Goldman Sachs Group, Inc.	2,374	901,004
JP Morgan Chase & Co.	16,948	2,636,092
KeyCorp.	3,080	63,602
M&T Bank Corp.	404	58,705
Morgan Stanley	2,705	248,021
Northern Trust Corp.	788	91,109
The PNC Financial Services Group, Inc.	1,104	210,599
Regions Financial Corp.	3,545	71,538
State Street Corp.	360	29,621
SVB Financial Group (a)	104	57,869
Truist Financial Corp.	1,397	77,534
US Bancorp	5,852	333,388
		6,118,523
Diversified Financial Services — 1.7%
American Express Co.	1,845	304,849
Ameriprise Financial, Inc.	87	21,653

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BlackRock, Inc.	337	$294,865
CME Group, Inc.	626	133,138
Discover Financial Services	1,369	161,939
Franklin Resources, Inc.	769	24,600
Intercontinental Exchange, Inc.	1,623	192,650
Nasdaq, Inc.	374	65,749
Synchrony Financial	4,045	196,263
T. Rowe Price Group, Inc.	699	138,381
Visa, Inc. Class A	5,152	1,204,641
		2,738,728
Insurance — 1.6%
The Allstate Corp.	3,627	473,106
American International Group, Inc.	1,722	81,967
Aon PLC Class A	618	147,553
Chubb Ltd.	2,670	424,370
The Hartford Financial Services Group, Inc.	1,859	115,202
Marsh & McLennan Cos., Inc.	1,207	169,801
MetLife, Inc.	7,322	438,222
Principal Financial Group, Inc.	720	45,497
The Progressive Corp.	2,168	212,919
Prudential Financial, Inc.	504	51,645
The Travelers Cos., Inc.	2,228	333,554
Willis Towers Watson PLC	288	66,246
		2,560,082
Private Equity — 0.2%
The Blackstone Group, Inc. Class A	2,514	244,210
KKR & Co., Inc.	1,292	76,538
		320,748
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	1,773	151,999
Real Estate Investment Trusts (REITS) — 1.7%
Alexandria Real Estate Equities, Inc.	533	96,974
American Tower Corp.	1,371	370,362
AvalonBay Communities, Inc.	686	143,161
Boston Properties, Inc.	417	47,784
Crown Castle International Corp.	1,998	389,810
Digital Realty Trust, Inc.	659	99,153
Equinix, Inc.	184	147,678
Equity Residential	1,595	122,815
Essex Property Trust, Inc.	374	112,204
Healthpeak Properties, Inc.	1,066	35,487
Prologis, Inc.	2,364	282,569
Public Storage	1,008	303,096
SBA Communications Corp.	345	109,951
Simon Property Group, Inc.	656	85,595
Ventas, Inc.	1,448	82,681
Welltower, Inc.	2,098	174,344
Weyerhaeuser Co.	4,184	144,013
		2,747,677
		14,637,757

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 6.4%
Building Materials — 0.9%
Carrier Global Corp.	3,345	$162,567
Johnson Controls International PLC	18,185	1,248,037
		1,410,604
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	726	96,921
Emerson Electric Co.	3,366	323,944
		420,865
Electronics — 1.4%
Agilent Technologies, Inc.	1,762	260,441
Amphenol Corp. Class A	2,504	171,299
Fortive Corp.	1,018	70,995
Garmin Ltd.	1,188	171,832
Honeywell International, Inc.	4,324	948,470
Keysight Technologies, Inc. (a)	879	135,726
Mettler-Toledo International, Inc. (a)	106	146,846
TE Connectivity Ltd.	1,786	241,485
Waters Corp. (a)	390	134,788
		2,281,882
Environmental Controls — 0.4%
Republic Services, Inc.	1,643	180,746
Waste Connections, Inc.	1,453	173,532
Waste Management, Inc.	2,141	299,976
		654,254
Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.	436	89,376
Machinery – Diversified — 1.0%
Deere & Co.	3,635	1,282,101
Dover Corp.	797	120,028
Otis Worldwide Corp.	2,231	182,429
Rockwell Automation, Inc.	327	93,528
		1,678,086
Miscellaneous - Manufacturing — 1.3%
3M Co.	3,546	704,342
Eaton Corp. PLC	2,521	373,562
General Electric Co.	14,107	189,880
Illinois Tool Works, Inc.	1,257	281,015
Parker-Hannifin Corp.	691	212,213
Trane Technologies PLC	1,477	271,975
		2,032,987
Packaging & Containers — 0.1%
Amcor PLC	4,240	48,590
Ball Corp.	932	75,511
		124,101

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 1.0%
CSX Corp.	12,954	$415,564
Expeditors International of Washington, Inc.	719	91,025
FedEx Corp.	753	224,642
Kansas City Southern	437	123,833
Union Pacific Corp.	2,406	529,152
United Parcel Service, Inc. Class B	1,338	278,264
		1,662,480
		10,354,635
Technology — 18.1%
Computers — 6.5%
Accenture PLC Class A	4,237	1,249,025
Apple, Inc.	48,433	6,633,384
Cognizant Technology Solutions Corp. Class A	3,257	225,580
Crowdstrike Holdings, Inc. Class A (a)	298	74,890
Dell Technologies C (a)	2,741	273,195
EPAM Systems, Inc. (a)	137	70,002
Hewlett Packard Enterprise Co.	15,508	226,107
HP, Inc.	26,490	799,733
International Business Machines Corp.	4,544	666,105
NetApp, Inc.	1,823	149,158
Western Digital Corp. (a)	873	62,131
		10,429,310
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	254	134,491
Semiconductors — 4.7%
Advanced Micro Devices, Inc. (a)	1,073	100,787
Analog Devices, Inc.	1,485	255,658
Applied Materials, Inc.	4,604	655,610
Broadcom, Inc.	2,223	1,060,015
Intel Corp.	38,961	2,187,270
KLA Corp.	656	212,682
Lam Research Corp.	499	324,699
Maxim Integrated Products, Inc.	1,152	121,375
Microchip Technology, Inc.	588	88,047
Micron Technology, Inc. (a)	5,056	429,659
NVIDIA Corp.	976	780,897
Skyworks Solutions, Inc.	789	151,291
Texas Instruments, Inc.	6,128	1,178,414
Xilinx, Inc.	726	105,009
		7,651,413
Software — 6.8%
Adobe, Inc. (a)	1,312	768,360
Akamai Technologies, Inc. (a)	553	64,480
ANSYS, Inc. (a)	169	58,653
Autodesk, Inc. (a)	341	99,538
Cadence Design Systems, Inc. (a)	1,188	162,542
Cerner Corp.	1,696	132,559
Citrix Systems, Inc.	324	37,995
DocuSign, Inc. (a)	129	36,065

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electronic Arts, Inc.	893	$128,440
Fidelity National Information Services, Inc.	1,469	208,113
HubSpot, Inc. (a)	67	39,042
Intuit, Inc.	1,109	543,598
Microsoft Corp.	21,552	5,838,437
MSCI, Inc.	182	97,021
Oracle Corp.	18,031	1,403,533
Paychex, Inc.	1,063	114,060
Roper Technologies, Inc.	257	120,841
salesforce.com, Inc. (a)	1,226	299,475
ServiceNow, Inc. (a)	508	279,171
Slack Technologies, Inc. Class A (a)	391	17,321
Splunk, Inc. (a)	74	10,699
Synopsys, Inc. (a)	596	164,371
Twilio, Inc. Class A (a)	110	43,358
Veeva Systems, Inc. Class A (a)	164	50,996
VMware, Inc. Class A (a)	402	64,308
Workday, Inc. Class A (a)	386	92,154
		10,875,130
		29,090,344
Utilities — 2.0%
Electric — 1.9%
American Electric Power Co., Inc.	1,882	159,198
Avangrid, Inc. (b)	359	18,463
CMS Energy Corp.	2,157	127,436
Consolidated Edison, Inc.	1,627	116,688
Dominion Energy, Inc.	3,253	239,323
DTE Energy Co.	2,335	302,616
Duke Energy Corp.	5,438	536,839
Edison International	371	21,451
Entergy Corp.	337	33,599
Eversource Energy	1,532	122,928
Exelon Corp.	3,880	171,923
NextEra Energy, Inc.	7,384	541,100
Public Service Enterprise Group, Inc.	4,356	260,227
Sempra Energy	493	65,313
WEC Energy Group, Inc.	2,372	210,989
Xcel Energy, Inc.	1,204	79,320
		3,007,413
Water — 0.1%
American Water Works Co., Inc.	1,182	182,182
		3,189,595

TOTAL COMMON STOCK (Cost $98,202,504)		104,537,482

TOTAL EQUITIES (Cost $98,202,504)		104,537,482

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 40.4%

CORPORATE DEBT — 13.1%
Advertising — 0.1%
The Goldman Sachs Group, Inc. SOFR + 1.090%
1.992% VRN 1/27/32	$135,000	$130,997
Agriculture — 0.1%
Bunge Ltd. Finance Corp.
1.630% 8/17/25	13,000	13,158
3.250% 8/15/26	47,000	50,796
4.350% 3/15/24	77,000	83,763
Cargill, Inc.
3.125% 5/25/51 (c)	74,000	77,867
		225,584
Airlines — 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (c)	82,995	89,216
Banks — 2.9%
Australia & New Zealand Banking Group Ltd. 5 year CMT + 1.700%
2.570% VRN 11/25/35 (c)	225,000	218,806
Bank of America Corp.
SOFR + 1.580% 3.311% VRN 4/22/42	270,000	286,747
4.183% 11/25/27	41,000	45,958
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	23,000	27,350
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	18,000	20,695
4.750% 4/21/45	63,000	80,981
7.750% 5/14/38	20,000	31,650
The Bank of Nova Scotia
4.500% 12/16/25	36,000	40,794
3 mo. USD LIBOR + 2.648% 4.650% VRN (d)	113,000	115,825
Citigroup, Inc.
4.450% 9/29/27	27,000	30,845
5.500% 9/13/25	54,000	62,928
5.875% 1/30/42	18,000	25,865
6.000% 10/31/33	16,000	21,277
6.625% 6/15/32	14,000	19,058
8.125% 7/15/39	14,000	24,204
Cooperatieve Rabobank UA 1 year CMT + .550%
1.106% VRN 2/24/27 (c)	250,000	246,597
Credit Suisse Group AG SOFR + 2.044%
2.193% VRN 6/05/26 (c)	393,000	402,485
The Goldman Sachs Group, Inc.
SOFR + .798% 1.431% VRN 3/09/27	227,000	226,458
4.250% 10/21/25	32,000	35,800
5.950% 1/15/27 (b)	72,000	87,675
6.750% 10/01/37	32,000	46,599
ING Groep NV
4.050% 4/09/29	344,000	393,350
JP Morgan Chase & Co.
5.600% 7/15/41	41,000	57,517
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.160%
3.702% VRN 5/06/30	320,000	357,673

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
KeyBank NA/Cleveland OH
3.900% 4/13/29	$356,000	$399,130
Morgan Stanley
SOFR + 1.485% 3.217% VRN 4/22/42	44,000	46,687
4.350% 9/08/26	122,000	138,211
3 mo. USD LIBOR + 1.628% 4.431% VRN 1/23/30	304,000	356,444
5.000% 11/24/25	36,000	41,520
SVB Financial Group
1.800% 2/02/31	189,000	180,996
2.100% 5/15/28	87,000	88,316
3.125% 6/05/30	18,000	19,177
3.500% 1/29/25	77,000	83,141
The Toronto-Dominion Bank 5 year USD Swap + 2.205%
3.625% VRN 9/15/31	374,000	414,593
		4,675,352
Beverages — 0.2%
Keurig Dr Pepper, Inc.
2.250% 3/15/31 (b)	31,000	31,213
3.400% 11/15/25	330,000	360,991
		392,204
Biotechnology — 0.3%
Amgen, Inc.
2.200% 2/21/27	347,000	360,527
Illumina, Inc.
0.550% 3/23/23	194,000	194,286
		554,813
Commercial Services — 0.3%
Element Fleet Management
1.600% 4/06/24 (c)	21,000	21,343
Moody's Corp.
4.250% 2/01/29	309,000	358,083
PayPal Holdings, Inc.
3.250% 6/01/50 (b)	27,000	29,394
Triton Container International Ltd.
3.150% 6/15/31 (c)	100,000	100,701
		509,521
Computers — 0.8%
Apple, Inc.
1.650% 5/11/30	46,000	45,667
2.650% 5/11/50	27,000	26,533
2.650% 2/08/51	90,000	88,028
3.000% 6/20/27	327,000	359,708
Dell International LLC/EMC Corp.
4.000% 7/15/24	336,000	365,387
Hewlett Packard Enterprise Co.
4.900% STEP 10/15/25	319,000	363,282
		1,248,605
Diversified Financial Services — 0.2%
The Charles Schwab Corp. 10 year CMT + 3.079%
4.000% VRN (d)	93,000	95,139

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CI Financial Corp.
3.200% 12/17/30	$65,000	$66,767
LSEGA Financing PLC
1.375% 4/06/26 (c)	218,000	218,453
		380,359
Electric — 0.2%
Entergy Arkansas LLC
2.650% 6/15/51	72,000	68,189
Entergy Louisiana LLC
4.950% 1/15/45	36,000	39,484
Nevada Power Co.
6.650% 4/01/36	20,000	29,068
Xcel Energy, Inc.
6.500% 7/01/36	99,000	144,019
		280,760
Electronics — 0.1%
Vontier Corp.
2.400% 4/01/28 (c)	219,000	217,664
Food — 0.4%
Conagra Brands, Inc.
4.850% 11/01/28	297,000	353,868
General Mills, Inc.
3.000% 2/01/51 (c)	162,000	163,395
Ingredion, Inc.
3.200% 10/01/26	25,000	27,166
Mars, Inc.
3.950% 4/01/49 (c)	67,000	80,384
		624,813
Health Care – Products — 0.2%
STERIS Irish FinCo UnLtd Co.
3.750% 3/15/51	253,000	268,795
Health Care – Services — 0.5%
HCA, Inc.
5.000% 3/15/24	328,000	362,440
Humana, Inc.
4.800% 3/15/47	23,000	29,059
Kaiser Foundation Hospitals
2.810% 6/01/41	110,000	112,303
3.002% 6/01/51	80,000	82,636
Mayo Clinic
3.196% 11/15/61	110,000	118,573
UnitedHealth Group, Inc.
3.125% 5/15/60	36,000	37,173
		742,184
Insurance — 0.8%
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	158,000	172,023
American International Group, Inc.
4.200% 4/01/28	36,000	41,417
4.500% 7/16/44	23,000	27,943

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.750% 4/01/48	$13,000	$16,533
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	104,000	119,297
Arch Capital Finance LLC
5.031% 12/15/46	27,000	35,303
Arch Capital Group Ltd.
3.635% 6/30/50	49,000	52,753
Athene Global Funding
1.450% 1/08/26 (c)	117,000	117,129
Athene Holding Ltd.
3.950% 5/25/51	16,000	17,131
GA Global Funding Trust
1.625% 1/15/26 (c)	37,000	37,472
Global Atlantic Fin Co.
3.125% 6/15/31 (c)	72,000	72,484
Marsh & McLennan Cos., Inc.
4.375% 3/15/29	155,000	181,843
New York Life Insurance Co.
3.750% 5/15/50 (c)	23,000	25,704
Prudential Financial, Inc.
5 year CMT + 3.035% 3.700% VRN 10/01/50	18,000	18,765
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	41,000	44,005
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48 (b)	99,000	116,132
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	46,000	48,631
Reinsurance Group of America, Inc.
3.150% 6/15/30	49,000	52,452
3.900% 5/15/29	54,000	60,418
USF&G Capital I
8.500% 12/15/45 (c)	35,000	55,115
		1,312,550
Internet — 0.2%
Alphabet, Inc.
2.250% 8/15/60	32,000	28,347
Expedia Group, Inc.
2.950% 3/15/31	39,000	39,591
Prosus NV
3.832% 2/08/51 (c)	233,000	216,988
		284,926
Investment Companies — 0.1%
Blackstone Secured Lending Fund
2.750% 9/16/26 (c)	158,000	160,206
Media — 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.500% 6/01/41	119,000	119,146
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	191,000	210,808
3.850% 4/01/61	136,000	133,601
6.484% 10/23/45	32,000	44,096
Comcast Corp.
3.400% 7/15/46	41,000	43,845
3.450% 2/01/50	49,000	53,028
3.750% 4/01/40	151,000	170,434
3.969% 11/01/47	23,000	26,800
4.750% 3/01/44	32,000	40,824

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Discovery Communications LLC
3.625% 5/15/30	$160,000	$174,733
3.950% 3/20/28	56,000	62,332
4.000% 9/15/55	27,000	28,601
4.650% 5/15/50	27,000	31,825
Time Warner Cable, Inc.
6.750% 6/15/39	27,000	37,616
The Walt Disney Co.
3.600% 1/13/51	58,000	65,797
		1,243,486
Mining — 0.0%
Teck Resources Ltd.
6.000% 8/15/40	32,000	40,917
Oil & Gas — 0.1%
BP Capital Markets America, Inc.
3.379% 2/08/61	95,000	95,596
BP Capital Markets PLC 5 year CMT + 4.036%
4.375% VRN (d)	58,000	61,770
		157,366
Packaging & Containers — 0.2%
Berry Global, Inc.
1.570% 1/15/26 (c)	48,000	48,015
Silgan Holdings, Inc.
1.400% 4/01/26 (c)	49,000	48,510
WRKCo, Inc.
3.000% 6/15/33	27,000	28,302
4.650% 3/15/26	192,000	220,161
		344,988
Pharmaceuticals — 0.8%
AbbVie, Inc.
4.700% 5/14/45	67,000	83,713
Becton Dickinson and Co.
4.685% 12/15/44	23,000	28,651
Bristol-Myers Squibb Co.
3.900% 2/20/28	312,000	356,972
4.350% 11/15/47	27,000	34,133
Cigna Corp.
2.400% 3/15/30	349,000	356,407
3.400% 3/15/51	47,000	49,189
4.800% 7/15/46	27,000	34,262
CVS Health Corp.
4.300% 3/25/28	24,000	27,595
5.050% 3/25/48	189,000	245,563
6.125% 9/15/39	8,000	11,168
		1,227,653
Pipelines — 0.9%
Enbridge, Inc.
2.500% 8/01/33	190,000	190,282
Enterprise Products Operating LLC
3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	41,000	43,018
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	27,000	27,866

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Kinder Morgan, Inc.
3.250% 8/01/50	$168,000	$162,394
MPLX LP
1.750% 3/01/26	365,000	369,091
4.500% 4/15/38	27,000	31,005
ONEOK, Inc.
6.350% 1/15/31	304,000	393,512
Sabine Pass Liquefaction LLC
4.500% 5/15/30	196,000	225,969
		1,443,137
Real Estate — 0.1%
CBRE Services, Inc.
2.500% 4/01/31	243,000	246,374
Real Estate Investment Trusts (REITS) — 0.6%
American Tower Corp.
1.600% 4/15/26	96,000	97,056
2.700% 4/15/31	119,000	122,865
Brixmor Operating Partnership LP
2.250% 4/01/28	24,000	23,992
Crown Castle International Corp.
2.500% 7/15/31	88,000	88,730
3.700% 6/15/26	243,000	267,293
5.200% 2/15/49	11,000	14,319
Extra Space Storage LP
2.550% 6/01/31	89,000	89,721
Host Hotels & Resorts LP
3.500% 9/15/30	84,000	88,239
Kite Realty Group LP
4.000% 10/01/26	110,000	118,645
Spirit Realty LP
2.100% 3/15/28	67,000	66,781
		977,641
Retail — 0.9%
Advance Auto Parts, Inc.
1.750% 10/01/27	13,000	12,877
3.900% 4/15/30	323,000	360,335
Alimentation Couche-Tard, Inc.
3.625% 5/13/51 (c)	71,000	74,252
AutoZone, Inc.
1.650% 1/15/31	41,000	39,051
The Home Depot, Inc.
2.375% 3/15/51	48,000	44,436
2.700% 4/15/30	97,000	103,818
Lowe's Cos., Inc.
3.000% 10/15/50	213,000	210,180
McDonald's Corp.
3.300% 7/01/25	332,000	360,836
Starbucks Corp.
2.550% 11/15/30	63,000	65,349
4.450% 8/15/49	86,000	106,751
		1,377,885

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.5%
Lam Research Corp.
3.750% 3/15/26	$321,000	$359,599
Microchip Technology, Inc.
0.983% 9/01/24 (c)	49,000	48,767
Micron Technology, Inc.
4.185% 2/15/27	322,000	363,381
Skyworks Solutions, Inc.
1.800% 6/01/26	36,000	36,470
		808,217
Software — 0.2%
Electronic Arts, Inc.
2.950% 2/15/51	42,000	41,108
Microsoft Corp.
2.921% 3/17/52	80,000	84,913
Oracle Corp.
3.600% 4/01/40	197,000	207,970
		333,991
Telecommunications — 0.3%
Verizon Communications, Inc.
3.550% 3/22/51	47,000	50,254
3.700% 3/22/61	47,000	50,386
3.875% 2/08/29	314,000	357,147
		457,787
Transportation — 0.2%
CSX Corp.
4.750% 11/15/48	18,000	23,300
Ryder System, Inc.
3.650% 3/18/24	338,000	363,026
		386,326

TOTAL CORPORATE DEBT (Cost $20,774,104)		21,144,317

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
Commercial Mortgage-Backed Securities — 0.8%
BANK
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (e)	29,000	32,883
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	35,869
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (e)	24,330	28,004
BBCMS Mortgage Trust, Series 2020-C7, Class AS
2.444% 4/15/53	57,000	57,963
Benchmark 2019-B9 Mortgage Trust, Series 2019-B9, Class AAB
3.933% 3/15/52	274,000	306,516
Benchmark Mortgage Trust, Series 2019-B14, Class AS
3.352% 12/15/62	150,000	163,840
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class C
4.349% VRN 10/12/50 (e)	70,000	72,500
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class C
4.729% VRN 10/10/47 (e)	100,000	105,086
GS Mortgage Securities Trust, Series 2017-GS6, Class B
3.869% 5/10/50	79,000	86,478

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
GS Mortgage Securities Trust 2020-GC45, Series 2020-GC45, Class A5
2.911% 2/13/53	$140,000	$150,459
Life 2021-BMR Mortgage Trust
Series 2021-BMR, Class A, 1 mo. USD LIBOR + .700% 0.773% FRN 3/15/38 (c)	100,000	100,125
Series 2021-BMR, Class B, 1 mo. USD LIBOR + .880% 0.953% FRN 3/15/38 (c)	100,000	100,125
Morgan Stanley Capital I Trust, Series 2018-H3, Class B,
4.620% VRN 7/15/51 (e)	20,000	22,956
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (e)	30,000	34,264
Series 2018-C45, Class B, 4.556% 6/16/51	10,000	11,267
		1,308,335

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,265,515)		1,308,335

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 7.1%
Pass-Through Securities — 7.1%
Federal Home Loan Mortgage Corp. Pool #SD8100 3.000% 10/01/50	457,707	477,387
Federal National Mortgage Association Pool #BO7245 3.000% 1/01/50	437,815	456,879
Uniform Mortgage Backed Securities TBA
2.000% 3/01/36 (f)	3,500,000	3,611,289
2.000% 1/01/51 (f)	4,500,000	4,549,219
2.500% 7/01/50 (f)	2,200,000	2,276,657
		11,371,431

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $11,382,751)		11,371,431

U.S. TREASURY OBLIGATIONS — 19.4%
U.S. Treasury Bonds & Notes — 19.4%
U.S. Treasury Bond
1.875% 2/15/51 (b)	1,324,600	1,264,879
2.250% 5/15/41	695,200	724,144
2.250% 8/15/49	873,900	905,746
U.S. Treasury Note
0.125% 5/15/23	1,400,000	1,397,247
0.125% 6/30/23	5,500,600	5,487,061
0.250% 11/15/23	2,000,000	1,996,725
0.250% 6/15/24	4,028,400	4,004,148
0.375% 4/30/25	1,543,600	1,527,539
0.875% 6/30/26	2,982,600	2,982,607
1.250% 6/30/28	855,400	857,414
1.500% 11/30/21	8,388,400	8,438,173
1.625% 5/15/31	1,504,000	1,528,888
		31,114,571

TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,210,944)		31,114,571

TOTAL BONDS & NOTES (Cost $64,633,314)		64,938,654

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.1%

Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	119,070	$119,070

TOTAL MUTUAL FUNDS (Cost $119,070)		119,070

TOTAL LONG-TERM INVESTMENTS (Cost $162,954,888)		169,595,206

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (h)	$2,837,670	2,837,670
U.S. Treasury Bonds & Notes — 0.0%
U.S. Treasury Bill
0.016% 7/15/21 (i) (j)	1,000	1,000
0.017% 7/15/21 (i) (j)	22,000	21,999
0.042% 7/15/21 (i) (j)	2,000	2,000
0.043% 7/15/21 (i) (j)	8,000	8,000
0.054% 7/15/21 (i) (j)	10,000	10,000
0.089% 7/15/21 (i) (j)	5,000	5,000
		47,999

TOTAL SHORT-TERM INVESTMENTS (Cost $2,885,669)		2,885,669

TOTAL INVESTMENTS — 107.3% (Cost $165,840,557) (k)		172,480,875

Other Assets/(Liabilities) — (7.3)%		(11,789,808)

NET ASSETS — 100.0%		$160,691,067

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $1,451,548 or 0.90% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,362,143 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).

MassMutual Balanced Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $2,941,803 or 1.83% of net assets.
(d)	Security is perpetual and has no stated maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2021.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $2,837,670. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $2,894,458.
(i)	The rate shown represents yield-to-maturity.
(j)	A portion of this security is pledged/held as collateral for open derivatives.
(k)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Note 10 Year	9/21/21	12	$(1,580,693)	$(9,307)
U.S. Treasury Ultra 10 Year	9/21/21	9	(1,301,606)	(23,222)
				$(32,529)

MassMutual Disciplined Value Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 1.6%
Chemicals — 0.4%
Axalta Coating Systems Ltd. (a)	9,921	$302,491
RPM International, Inc.	1,098	97,371
		399,862
Iron & Steel — 1.2%
Nucor Corp.	2,947	282,706
Steel Dynamics, Inc.	15,507	924,217
		1,206,923
		1,606,785
Communications — 4.8%
Advertising — 2.0%
Omnicom Group, Inc.	24,737	1,978,713
Internet — 1.3%
Alphabet, Inc. Class A (a)	317	774,048
Alphabet, Inc. Class C (a)	195	488,732
F5 Networks, Inc. (a)	229	42,745
		1,305,525
Media — 0.5%
ViacomCBS, Inc. Class B	11,452	517,630
Telecommunications — 1.0%
Lumen Technologies, Inc.	49,678	675,124
Telephone & Data Systems, Inc.	8,027	181,892
United States Cellular Corp. (a)	5,156	187,214
		1,044,230
		4,846,098
Consumer, Cyclical — 6.1%
Auto Manufacturers — 0.1%
Ford Motor Co. (a)	4,279	63,586
Auto Parts & Equipment — 1.4%
Autoliv, Inc.	3,731	364,743
BorgWarner, Inc.	13,095	635,631
Lear Corp.	2,126	372,645
		1,373,019

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 1.1%
D.R. Horton, Inc.	8,569	$774,380
NVR, Inc. (a)	46	228,772
Thor Industries, Inc.	944	106,672
		1,109,824
Home Furnishing — 0.4%
Tempur Sealy International, Inc.	10,942	428,817
Leisure Time — 0.1%
Polaris, Inc.	1,062	145,452
Retail — 3.0%
McDonald's Corp.	3,966	916,106
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	3,798	319,526
Qurate Retail, Inc. Class A	7,487	98,005
Walmart, Inc.	9,868	1,391,585
Yum! Brands, Inc.	2,501	287,690
		3,012,912
		6,133,610
Consumer, Non-cyclical — 28.7%
Agriculture — 3.3%
Altria Group, Inc.	42,620	2,032,121
Philip Morris International, Inc.	12,371	1,226,090
		3,258,211
Beverages — 1.5%
The Coca-Cola Co.	313	16,937
Keurig Dr Pepper, Inc.	17,029	600,102
PepsiCo, Inc.	6,218	921,321
		1,538,360
Biotechnology — 0.8%
Alexion Pharmaceuticals, Inc. (a)	4,489	824,674
Commercial Services — 3.5%
Booz Allen Hamilton Holding Corp.	2,004	170,701
Driven Brands Holdings, Inc. (a)	2,420	74,827
Equifax, Inc.	2,934	702,722
Global Payments, Inc.	4,104	769,664
Rollins, Inc.	2,102	71,888
S&P Global, Inc.	3,030	1,243,664
Verisk Analytics, Inc.	2,443	426,841
		3,460,307
Cosmetics & Personal Care — 1.5%
The Procter & Gamble Co.	11,152	1,504,739
Food — 1.9%
Campbell Soup Co.	5,658	257,948
General Mills, Inc.	8,143	496,153
Kellogg Co.	4,611	296,626

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mondelez International, Inc. Class A	13,155	$821,398
		1,872,125
Health Care – Products — 7.5%
Abbott Laboratories	12,600	1,460,718
Danaher Corp.	10,011	2,686,552
Hologic, Inc. (a)	15,726	1,049,239
PerkinElmer, Inc.	3,274	505,538
Thermo Fisher Scientific, Inc.	3,509	1,770,185
		7,472,232
Health Care – Services — 2.7%
Anthem, Inc.	1,397	533,375
Centene Corp. (a)	815	59,438
Laboratory Corp. of America Holdings (a)	2,301	634,731
Quest Diagnostics, Inc.	2,623	346,157
UnitedHealth Group, Inc.	2,918	1,168,484
		2,742,185
Household Products & Wares — 0.8%
Kimberly-Clark Corp.	3,961	529,902
Reynolds Consumer Products, Inc.	9,339	283,439
		813,341
Pharmaceuticals — 5.2%
AbbVie, Inc.	3,444	387,932
AmerisourceBergen Corp.	8,542	977,974
Bristol-Myers Squibb Co.	34,788	2,324,534
Herbalife Nutrition Ltd. (a)	2,002	105,565
Jazz Pharmaceuticals PLC (a)	3,229	573,600
Pfizer, Inc.	20,771	813,392
		5,182,997
		28,669,171
Energy — 3.6%
Oil & Gas — 3.6%
APA Corp.	10,463	226,315
Cimarex Energy Co.	2,570	186,196
Devon Energy Corp.	55,661	1,624,745
Helmerich & Payne, Inc.	7,503	244,823
Marathon Oil Corp.	59,061	804,411
Murphy Oil Corp.	22,254	518,073
		3,604,563
		3,604,563
Financial — 27.4%
Banks — 6.0%
The Bank of New York Mellon Corp.	11,232	575,415
Citigroup, Inc.	28,150	1,991,613
JP Morgan Chase & Co.	16,662	2,591,608

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
KeyCorp.	39,945	$824,864
		5,983,500
Diversified Financial Services — 7.7%
American Express Co.	2,879	475,697
BlackRock, Inc.	2,146	1,877,686
Capital One Financial Corp.	6,652	1,028,998
The Charles Schwab Corp.	6,625	482,366
Discover Financial Services	2,126	251,484
Intercontinental Exchange, Inc.	13,257	1,573,606
Rocket Cos., Inc. Class A	11,388	220,358
Santander Consumer USA Holdings, Inc.	5,432	197,290
SLM Corp.	10,512	220,121
Synchrony Financial	8,980	435,710
T. Rowe Price Group, Inc.	4,678	926,104
		7,689,420
Insurance — 9.8%
Aflac, Inc.	19,919	1,068,854
The Allstate Corp.	4,508	588,024
American International Group, Inc.	8,389	399,316
Arthur J Gallagher & Co.	9,246	1,295,180
Athene Holding Ltd. Class A (a)	7,190	485,325
Brown & Brown, Inc.	14,818	787,428
Equitable Holdings, Inc.	15,023	457,450
Fidelity National Financial, Inc.	15,382	668,502
Lincoln National Corp.	3,170	199,203
Loews Corp.	10,378	567,158
Marsh & McLennan Cos., Inc.	8,646	1,216,319
MetLife, Inc.	15,101	903,795
The Progressive Corp.	5,162	506,960
Reinsurance Group of America, Inc.	3,255	371,070
Voya Financial, Inc.	3,869	237,943
		9,752,527
Private Equity — 0.9%
The Blackstone Group, Inc. Class A	9,474	920,304
Real Estate — 1.1%
CBRE Group, Inc. Class A (a)	12,941	1,109,432
Real Estate Investment Trusts (REITS) — 1.7%
Healthcare Trust of America, Inc. Class A	18,466	493,042
Omega Healthcare Investors, Inc.	6,937	251,744
Simon Property Group, Inc.	120	15,658
STORE Capital Corp.	3,120	107,671
VEREIT, Inc.	4,064	186,660
VICI Properties, Inc. (b)	8,167	253,340
Vornado Realty Trust	5,690	265,552
WP Carey, Inc.	2,100	156,702
		1,730,369
Savings & Loans — 0.2%
New York Community Bancorp, Inc.	18,346	202,173
		27,387,725

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 12.6%
Aerospace & Defense — 2.7%
General Dynamics Corp.	3,465	$652,321
L3 Harris Technologies, Inc.	1,005	217,231
Raytheon Technologies Corp.	12,504	1,066,716
TransDigm Group, Inc. (a)	1,202	778,043
		2,714,311
Electrical Components & Equipment — 2.1%
Emerson Electric Co.	21,957	2,113,142
Electronics — 0.6%
Arrow Electronics, Inc. (a)	5,069	577,004
Engineering & Construction — 0.2%
frontdoor, Inc. (a)	3,539	176,313
Hand & Machine Tools — 1.2%
Stanley Black & Decker, Inc.	5,985	1,226,865
Machinery – Diversified — 2.3%
Colfax Corp. (a)	403	18,461
Dover Corp.	3,198	481,619
Ingersoll Rand, Inc. (a)	20,220	986,938
Westinghouse Air Brake Technologies Corp.	9,262	762,263
		2,249,281
Miscellaneous - Manufacturing — 1.2%
3M Co.	4,705	934,554
Illinois Tool Works, Inc.	1,341	299,794
		1,234,348
Transportation — 2.3%
C.H. Robinson Worldwide, Inc.	5,255	492,236
Expeditors International of Washington, Inc.	4,015	508,299
Knight-Swift Transportation Holdings, Inc.	6,210	282,306
Ryder System, Inc.	1,820	135,281
United Parcel Service, Inc. Class B	4,432	921,723
		2,339,845
		12,631,109
Technology — 12.6%
Computers — 4.0%
Accenture PLC Class A	4,836	1,425,605
Dell Technologies C (a)	7,808	778,223
International Business Machines Corp.	6,144	900,649
Leidos Holdings, Inc.	1,218	123,140
Science Applications International Corp.	9,467	830,540
		4,058,157
Semiconductors — 3.4%
Advanced Micro Devices, Inc. (a)	1,181	110,931
Micron Technology, Inc. (a)	4,340	368,813

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Skyworks Solutions, Inc.	5,605	$1,074,759
Texas Instruments, Inc.	9,466	1,820,312
		3,374,815
Software — 5.2%
Activision Blizzard, Inc.	4,620	440,933
Change Healthcare, Inc. (a)	12,108	278,968
Fidelity National Information Services, Inc.	13,721	1,943,854
Fiserv, Inc. (a)	14,610	1,561,663
Jamf Holding Corp. (a)	5,490	184,299
Oracle Corp.	4,407	343,041
SolarWinds Corp. (a)	26,074	440,390
		5,193,148
		12,626,120
Utilities — 1.9%
Electric — 1.3%
CenterPoint Energy, Inc.	24,507	600,911
NRG Energy, Inc.	17,997	725,279
		1,326,190
Gas — 0.6%
National Fuel Gas Co.	10,843	566,547
		1,892,737

TOTAL COMMON STOCK (Cost $89,982,480)		99,397,918

TOTAL EQUITIES (Cost $89,982,480)		99,397,918

TOTAL LONG-TERM INVESTMENTS (Cost $89,982,480)		99,397,918

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (c)	$673,088	673,088

TOTAL SHORT-TERM INVESTMENTS (Cost $673,088)		673,088

TOTAL INVESTMENTS — 100.0% (Cost $90,655,568) (d)		100,071,006

Other Assets/(Liabilities) — 0.0%		21,978

NET ASSETS — 100.0%		$100,092,984

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $566,949 or 0.57% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $578,336 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $673,088. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $686,558.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Main Street Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.2%

COMMON STOCK — 100.2%
Basic Materials — 0.5%
Chemicals — 0.5%
Valvoline, Inc.	19,374	$628,880
Communications — 17.6%
Internet — 12.7%
Airbnb, Inc. Class A (a)	5,066	775,807
Amazon.com, Inc. (a)	2,120	7,293,139
Booking Holdings, Inc. (a)	236	516,389
Facebook, Inc. Class A (a)	13,492	4,691,303
Netflix, Inc. (a)	3,089	1,631,641
Snap, Inc. Class A (a)	8,262	562,973
		15,471,252
Media — 1.7%
Comcast Corp. Class A	36,780	2,097,196
Telecommunications — 3.2%
Motorola Solutions, Inc.	8,305	1,800,939
Verizon Communications, Inc.	38,491	2,156,651
		3,957,590
		21,526,038
Consumer, Cyclical — 7.7%
Auto Manufacturers — 1.2%
General Motors Co. (a)	25,491	1,508,303
Entertainment — 0.3%
Warner Music Group Corp. Class A (b)	9,283	334,559
Home Builders — 0.9%
D.R. Horton, Inc.	12,021	1,086,338
Retail — 5.3%
CarMax, Inc. (a)	9,503	1,227,312
The Home Depot, Inc.	7,736	2,466,933
O'Reilly Automotive, Inc. (a)	1,989	1,126,192
Target Corp.	6,801	1,644,074
		6,464,511
		9,393,711

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 20.1%
Beverages — 1.5%
Constellation Brands, Inc. Class A	7,911	$1,850,304
Biotechnology — 0.4%
Seagen, Inc. (a)	2,770	437,328
Cosmetics & Personal Care — 2.0%
The Procter & Gamble Co.	17,909	2,416,461
Food — 2.3%
The a2 Milk Co. Ltd. (a) (b)	29,207	131,404
Mondelez International, Inc. Class A	22,745	1,420,198
Sysco Corp.	15,946	1,239,802
		2,791,404
Health Care – Products — 1.7%
Alcon, Inc.	3,395	238,533
Avantor, Inc. (a)	23,321	828,129
The Cooper Cos., Inc.	1,791	709,719
Thermo Fisher Scientific, Inc.	724	365,236
		2,141,617
Health Care – Services — 5.4%
HCA Healthcare, Inc.	14,560	3,010,134
UnitedHealth Group, Inc.	9,025	3,613,971
		6,624,105
Household Products & Wares — 0.3%
Reckitt Benckiser Group PLC	4,602	407,282
Pharmaceuticals — 6.5%
AstraZeneca PLC Sponsored ADR (b)	44,809	2,684,059
Bayer AG Registered	4,672	283,785
CVS Health Corp.	27,344	2,281,583
Eli Lilly & Co.	10,551	2,421,666
Neurocrine Biosciences, Inc. (a)	2,914	283,591
		7,954,684
		24,623,185
Energy — 1.9%
Oil & Gas — 1.2%
Cabot Oil & Gas Corp.	43,008	750,919
Valero Energy Corp.	8,959	699,519
		1,450,438
Pipelines — 0.7%
Magellan Midstream Partners LP (c)	16,711	817,335
		2,267,773

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 15.9%
Banks — 3.7%
CIT Group, Inc.	13,838	$713,902
JP Morgan Chase & Co.	24,553	3,818,974
		4,532,876
Diversified Financial Services — 5.9%
Capital One Financial Corp.	17,376	2,687,893
Intercontinental Exchange, Inc.	17,480	2,074,876
Mastercard, Inc. Class A	5,089	1,857,943
Rocket Cos., Inc. Class A	33,734	652,753
		7,273,465
Insurance — 3.7%
The Allstate Corp.	7,710	1,005,693
Equitable Holdings, Inc.	78,185	2,380,733
The Progressive Corp.	11,585	1,137,763
		4,524,189
Real Estate Investment Trusts (REITS) — 2.6%
Prologis, Inc.	26,105	3,120,331
		19,450,861
Industrial — 11.5%
Aerospace & Defense — 1.8%
Raytheon Technologies Corp.	25,689	2,191,529
Building Materials — 1.2%
Vulcan Materials Co.	8,119	1,413,274
Electronics — 0.5%
Hubbell, Inc.	3,288	614,330
Environmental Controls — 0.7%
Waste Connections, Inc.	7,415	885,573
Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	5,315	1,156,703
Machinery – Diversified — 2.5%
Otis Worldwide Corp.	25,353	2,073,115
Rockwell Automation, Inc.	3,405	973,898
		3,047,013
Transportation — 3.9%
Union Pacific Corp.	6,361	1,398,975
United Parcel Service, Inc. Class B	16,199	3,368,906
		4,767,881
		14,076,303

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 23.1%
Computers — 3.9%
Accenture PLC Class A	6,375	$1,879,286
Amdocs Ltd.	9,601	742,733
Apple, Inc.	15,312	2,097,132
		4,719,151
Semiconductors — 6.6%
Applied Materials, Inc.	19,444	2,768,826
QUALCOMM, Inc.	21,514	3,074,996
Texas Instruments, Inc.	11,613	2,233,180
		8,077,002
Software — 12.6%
Fiserv, Inc. (a)	15,689	1,676,997
Manhattan Associates, Inc. (a)	843	122,100
Microsoft Corp.	34,151	9,251,506
Snowflake, Inc. Class A (a)	1,730	418,314
VMware, Inc. Class A (a) (b)	7,691	1,230,329
Workday, Inc. Class A (a)	6,521	1,556,824
Zynga, Inc. Class A (a)	110,732	1,177,081
		15,433,151
		28,229,304
Utilities — 1.9%
Electric — 1.5%
FirstEnergy Corp.	47,801	1,778,675
Water — 0.4%
American Water Works Co., Inc.	3,492	538,222
		2,316,897

TOTAL COMMON STOCK (Cost $85,302,531)		122,512,952

TOTAL EQUITIES (Cost $85,302,531)		122,512,952

MUTUAL FUNDS — 0.4%
Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	467,215	467,215

TOTAL MUTUAL FUNDS (Cost $467,215)		467,215

TOTAL LONG-TERM INVESTMENTS (Cost $85,769,746)		122,980,167

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL INVESTMENTS — 100.6% (Cost $85,769,746) (e)		$122,980,167

Other Assets/(Liabilities) — (0.6)%		(712,175)

NET ASSETS — 100.0%		$122,267,992

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $4,306,040 or 3.52% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,965,267 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Disciplined Growth Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 0.1%
Mining — 0.1%
Newmont Corp.	2,099	$133,035
Communications — 22.8%
Advertising — 0.6%
The Trade Desk, Inc. Class A (a)	21,350	1,651,636
Internet — 21.6%
Alphabet, Inc. Class A (a)	3,197	7,806,403
Alphabet, Inc. Class C (a)	2,491	6,243,243
Amazon.com, Inc. (a)	5,255	18,078,041
CDW Corp./DE	24,791	4,329,748
eBay, Inc.	3,273	229,797
Etsy, Inc. (a)	5,045	1,038,463
Facebook, Inc. Class A (a)	33,527	11,657,673
GoDaddy, Inc. Class A (a)	260	22,610
Match Group, Inc. (a)	12,256	1,976,280
Netflix, Inc. (a)	5,574	2,944,242
		54,326,500
Media — 0.5%
Charter Communications, Inc. Class A (a)	1,433	1,033,838
Nexstar Media Group, Inc. Class A	1,227	181,449
		1,215,287
Telecommunications — 0.1%
CommScope Holding Co., Inc. (a)	7,652	163,064
		57,356,487
Consumer, Cyclical — 5.6%
Apparel — 1.2%
NIKE, Inc. Class B	19,658	3,036,965
Auto Parts & Equipment — 0.7%
Allison Transmission Holdings, Inc.	3,265	129,751
BorgWarner, Inc.	30,198	1,465,811
		1,595,562
Home Builders — 0.5%
D.R. Horton, Inc.	5,421	489,896
NVR, Inc. (a)	162	805,674
		1,295,570

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 0.1%
Polaris, Inc.	2,016	$276,111
Retail — 3.1%
AutoZone, Inc. (a)	888	1,325,091
Costco Wholesale Corp.	4,564	1,805,838
Lowe's Cos., Inc.	11,498	2,230,267
Lululemon Athletica, Inc. (a)	4,412	1,610,248
McDonald's Corp.	2,889	667,330
Williams-Sonoma, Inc.	1,360	217,124
		7,855,898
		14,060,106
Consumer, Non-cyclical — 22.4%
Agriculture — 1.6%
Altria Group, Inc.	85,740	4,088,083
Beverages — 1.3%
The Coca-Cola Co.	2,227	120,503
Monster Beverage Corp. (a)	35,252	3,220,270
		3,340,773
Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc. (a)	495	90,937
Biogen, Inc. (a)	2,937	1,016,995
Maravai LifeSciences Holdings, Inc. Class A (a)	6,140	256,222
Moderna, Inc. (a)	7,279	1,710,419
Regeneron Pharmaceuticals, Inc. (a)	2,561	1,430,421
Vertex Pharmaceuticals, Inc. (a)	5,773	1,164,010
		5,669,004
Commercial Services — 5.9%
Automatic Data Processing, Inc.	546	108,447
Driven Brands Holdings, Inc. (a)	1,998	61,778
Equifax, Inc.	1,792	429,202
Gartner, Inc. (a)	8,643	2,093,335
H&R Block, Inc.	11,049	259,431
MarketAxess Holdings, Inc.	723	335,176
Moody's Corp.	3,217	1,165,744
PayPal Holdings, Inc. (a)	15,380	4,482,962
S&P Global, Inc.	9,575	3,930,059
Square, Inc. Class A (a)	3,220	785,036
TransUnion	3,488	383,017
Verisk Analytics, Inc.	4,227	738,541
		14,772,728
Cosmetics & Personal Care — 0.7%
The Estee Lauder Cos., Inc. Class A	2,576	819,374
The Procter & Gamble Co.	6,883	928,723
		1,748,097
Health Care – Products — 4.1%
Align Technology, Inc. (a)	2,616	1,598,376

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Avantor, Inc. (a)	23,333	$828,555
Hologic, Inc. (a)	18,662	1,245,129
Intuitive Surgical, Inc. (a)	2,203	2,025,967
Quidel Corp. (a)	7,059	904,399
Thermo Fisher Scientific, Inc.	7,603	3,835,485
		10,437,911
Health Care – Services — 2.6%
Syneos Health, Inc. (a)	4,974	445,123
UnitedHealth Group, Inc.	15,207	6,089,491
		6,534,614
Pharmaceuticals — 3.9%
AbbVie, Inc.	29,345	3,305,421
Agios Pharmaceuticals, Inc. (a) (b)	14,019	772,587
AmerisourceBergen Corp.	11,127	1,273,930
Bristol-Myers Squibb Co.	35,991	2,404,919
Merck & Co., Inc.	25,395	1,974,969
PRA Health Sciences, Inc. (a)	1,132	187,018
		9,918,844
		56,510,054
Energy — 0.3%
Energy – Alternate Sources — 0.3%
Enphase Energy, Inc. (a)	4,914	902,358
Financial — 11.1%
Diversified Financial Services — 9.2%
Ares Management Corp. Class A	24,115	1,533,473
Capital One Financial Corp.	694	107,355
Intercontinental Exchange, Inc.	10,148	1,204,568
Mastercard, Inc. Class A	19,565	7,142,986
Rocket Cos., Inc. Class A	31,572	610,918
SLM Corp.	48,111	1,007,444
T. Rowe Price Group, Inc.	5,502	1,089,231
Tradeweb Markets, Inc. Class A	1,032	87,266
Virtu Financial, Inc. Class A	15,656	432,575
Visa, Inc. Class A	42,288	9,887,780
		23,103,596
Insurance — 1.1%
Brown & Brown, Inc.	54,751	2,909,468
Private Equity — 0.3%
The Blackstone Group, Inc. Class A	8,105	787,320
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	1,962	168,202
Real Estate Investment Trusts (REITS) — 0.4%
Simon Property Group, Inc.	5,963	778,052

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
VEREIT, Inc.	5,014	$230,293
		1,008,345
		27,976,931
Industrial — 3.6%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	532	201,282
TransDigm Group, Inc. (a)	2,001	1,295,227
		1,496,509
Electrical Components & Equipment — 0.8%
Generac Holdings, Inc. (a)	4,650	1,930,448
Electronics — 0.8%
Amphenol Corp. Class A	29,310	2,005,097
Engineering & Construction — 0.2%
frontdoor, Inc. (a)	10,982	547,123
Machinery – Diversified — 0.4%
Graco, Inc.	7,632	577,743
Nordson Corp.	1,934	424,532
		1,002,275
Miscellaneous - Manufacturing — 0.1%
Illinois Tool Works, Inc.	1,658	370,662
Transportation — 0.7%
Expeditors International of Washington, Inc.	7,507	950,386
Landstar System, Inc.	5,427	857,575
		1,807,961
		9,160,075
Technology — 34.0%
Computers — 6.6%
Accenture PLC Class A	10,532	3,104,728
Apple, Inc.	86,807	11,889,087
EPAM Systems, Inc. (a)	660	337,234
Fortinet, Inc. (a)	1,686	401,588
Lumentum Holdings, Inc. (a)	784	64,311
McAfee Corp. Class A	17,127	479,899
Science Applications International Corp.	4,281	375,572
		16,652,419
Office & Business Equipment — 0.4%
Zebra Technologies Corp. Class A (a)	1,635	865,716
Semiconductors — 7.9%
Advanced Micro Devices, Inc. (a)	23,202	2,179,364
Applied Materials, Inc.	15,449	2,199,938
KLA Corp.	5,933	1,923,538
Lam Research Corp.	2,855	1,857,749
NVIDIA Corp.	11,521	9,217,952

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Qorvo, Inc. (a)	1,206	$235,954
QUALCOMM, Inc.	16,623	2,375,925
		19,990,420
Software — 19.1%
Adobe, Inc. (a)	17,491	10,243,429
Aspen Technology, Inc. (a)	5,492	755,370
Change Healthcare, Inc. (a)	4,307	99,233
Datadog, Inc. Class A (a)	2,049	213,260
Dynatrace, Inc. (a)	12,970	757,707
Fiserv, Inc. (a)	17,914	1,914,828
Intuit, Inc.	6,046	2,963,568
Jamf Holding Corp. (a)	10,146	340,601
Microsoft Corp.	94,844	25,693,240
Paycom Software, Inc. (a)	1,838	668,058
salesforce.com, Inc. (a)	6,638	1,621,464
Tyler Technologies, Inc. (a)	1,670	755,458
Zoom Video Communications, Inc. Class A (a)	5,214	2,017,974
		48,044,190
		85,552,745

TOTAL COMMON STOCK (Cost $198,004,745)		251,651,791

TOTAL EQUITIES (Cost $198,004,745)		251,651,791

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	220,556	220,556

TOTAL MUTUAL FUNDS (Cost $220,556)		220,556

TOTAL LONG-TERM INVESTMENTS (Cost $198,225,301)		251,872,347

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (d)	$419,815	419,815

TOTAL SHORT-TERM INVESTMENTS (Cost $419,815)		419,815

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 100.2% (Cost $198,645,116) (e)		$252,292,162

Other Assets/(Liabilities) — (0.2)%		(426,708)

NET ASSETS — 100.0%		$251,865,454

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $749,085 or 0.30% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $543,701 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $419,815. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $428,287.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Opportunities Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Basic Materials — 4.0%
Chemicals — 1.7%
Amyris, Inc. (a) (b)	135,330	$2,215,352
Diversey Holdings Ltd. (a)	125,560	2,248,780
NewMarket Corp.	5,880	1,893,242
		6,357,374
Mining — 2.3%
Compass Minerals International, Inc.	60,366	3,577,289
Kaiser Aluminum Corp.	39,583	4,888,105
		8,465,394
		14,822,768
Communications — 3.6%
Internet — 2.9%
Overstock.com, Inc. (a)	60,350	5,564,270
Q2 Holdings, Inc. (a)	50,679	5,198,652
		10,762,922
Telecommunications — 0.7%
EchoStar Corp. Class A (a)	109,465	2,658,905
		13,421,827
Consumer, Cyclical — 12.6%
Apparel — 0.5%
Carter's, Inc.	19,526	2,014,497
Auto Parts & Equipment — 3.0%
Allison Transmission Holdings, Inc.	47,620	1,892,419
Dorman Products, Inc. (a)	43,454	4,504,876
Visteon Corp. (a)	39,745	4,806,760
		11,204,055
Entertainment — 0.7%
Cedar Fair LP (a) (c)	53,364	2,392,308
Retail — 8.4%
AutoNation, Inc. (a)	77,453	7,343,319
BJ's Wholesale Club Holdings, Inc. (a)	111,180	5,289,945
Denny's Corp. (a)	229,666	3,787,192
Foot Locker, Inc.	40,656	2,505,629
Jack in the Box, Inc.	42,097	4,691,290

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Suburban Propane Partners LP (c)	250,090	$3,836,381
Texas Roadhouse, Inc.	40,021	3,850,020
		31,303,776
		46,914,636
Consumer, Non-cyclical — 26.1%
Biotechnology — 3.5%
ADC Therapeutics SA (a) (b)	26,841	653,578
Avid Bioservices, Inc. (a)	98,650	2,530,373
Axsome Therapeutics, Inc. (a) (b)	18,176	1,226,153
Berkeley Lights, Inc. (a) (b)	39,110	1,752,519
NeoGenomics, Inc. (a)	79,914	3,609,715
Twist Bioscience Corp. (a)	25,727	3,428,123
		13,200,461
Commercial Services — 6.0%
ASGN, Inc. (a)	73,833	7,156,633
Korn Ferry	112,338	8,150,122
Monro, Inc.	85,829	5,451,000
Paya Holdings, Inc. Class A (a)	136,512	1,504,362
		22,262,117
Cosmetics & Personal Care — 0.8%
The Honest Co., Inc. (a)	178,729	2,893,622
Food — 3.0%
BellRing Brands, Inc. Class A (a)	163,685	5,129,888
The Simply Good Foods Co. (a)	162,939	5,948,903
		11,078,791
Health Care – Products — 5.6%
Adaptive Biotechnologies Corp. (a)	60,986	2,491,888
AtriCure, Inc. (a)	64,219	5,094,493
BioLife Solutions, Inc. (a)	57,577	2,562,752
Inspire Medical Systems, Inc. (a)	28,524	5,512,548
Repligen Corp. (a)	10,498	2,095,611
Tandem Diabetes Care, Inc. (a)	30,937	3,013,264
		20,770,556
Health Care – Services — 4.9%
Addus HomeCare Corp. (a)	44,729	3,902,158
LHC Group, Inc. (a)	28,239	5,655,142
Ortho Clinical Diagnostics Holdings PLC Class H (a)	99,509	2,130,488
Tenet Healthcare Corp. (a)	96,800	6,484,632
		18,172,420
Household Products & Wares — 0.8%
ACCO Brands Corp.	374,152	3,228,932
Pharmaceuticals — 1.5%
Collegium Pharmaceutical, Inc. (a)	85,530	2,021,929

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Heska Corp. (a) (b)	15,485	$3,557,369
		5,579,298
		97,186,197
Energy — 0.9%
Oil & Gas — 0.9%
CNX Resources Corp. (a)	242,528	3,312,932
Financial — 19.2%
Banks — 5.4%
The Bank of NT Butterfield & Son Ltd.	96,745	3,429,610
BankUnited, Inc.	102,921	4,393,697
Cathay General Bancorp	86,155	3,391,061
FB Financial Corp.	47,109	1,758,108
Heritage Financial Corp.	101,680	2,544,034
Signature Bank	12,091	2,970,154
Silvergate Capital Corp. Class A (a)	12,747	1,444,490
		19,931,154
Diversified Financial Services — 3.9%
Federated Hermes, Inc.	100,524	3,408,769
Focus Financial Partners, Inc. Class A (a)	102,136	4,953,596
Stifel Financial Corp.	93,584	6,069,858
		14,432,223
Real Estate Investment Trusts (REITS) — 4.3%
DiamondRock Hospitality Co. (a)	340,962	3,307,332
EPR Properties (a)	56,959	3,000,600
Four Corners Property Trust, Inc.	179,457	4,954,808
National Storage Affiliates Trust	91,327	4,617,493
		15,880,233
Savings & Loans — 5.6%
Berkshire Hills Bancorp, Inc.	86,717	2,376,913
OceanFirst Financial Corp.	125,267	2,610,564
Pacific Premier Bancorp, Inc.	107,134	4,530,697
Sterling Bancorp	200,922	4,980,856
WSFS Financial Corp.	138,477	6,451,644
		20,950,674
		71,194,284
Industrial — 14.7%
Building Materials — 2.4%
Masonite International Corp. (a)	35,407	3,958,149
Summit Materials, Inc. Class A (a)	146,218	5,095,697
		9,053,846
Electrical Components & Equipment — 1.8%
Energizer Holdings, Inc.	72,802	3,129,030

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
EnerSys	36,719	$3,588,548
		6,717,578
Electronics — 1.4%
Atkore ,Inc. (a)	71,480	5,075,080
Engineering & Construction — 1.9%
Comfort Systems USA, Inc.	31,190	2,457,460
TopBuild Corp. (a)	22,632	4,476,157
		6,933,617
Machinery – Diversified — 0.7%
Curtiss-Wright Corp.	22,060	2,619,846
Metal Fabricate & Hardware — 2.9%
Rexnord Corp.	153,268	7,669,531
Valmont Industries, Inc.	12,476	2,944,960
		10,614,491
Miscellaneous - Manufacturing — 1.2%
EnPro Industries, Inc.	47,903	4,653,776
Packaging & Containers — 0.7%
Silgan Holdings, Inc.	64,940	2,695,010
Transportation — 1.7%
CryoPort, Inc. (a) (b)	65,451	4,129,958
Hub Group, Inc. Class A (a)	34,732	2,291,617
		6,421,575
		54,784,819
Technology — 12.9%
Computers — 2.5%
CACI International, Inc. Class A (a)	18,059	4,607,212
KBR, Inc.	125,813	4,799,766
		9,406,978
Semiconductors — 4.7%
Allegro MicroSystems, Inc. (a)	75,911	2,102,735
Brooks Automation, Inc.	67,268	6,409,295
MKS Instruments, Inc.	25,479	4,533,988
Semtech Corp. (a)	61,252	4,214,137
		17,260,155
Software — 5.7%
1Life Healthcare, Inc. (a)	77,265	2,554,381
Bottomline Technologies de, Inc. (a)	94,780	3,514,442
Envestnet, Inc. (a)	29,495	2,237,491
Everbridge, Inc. (a)	12,817	1,744,137
j2 Global, Inc. (a)	63,929	8,793,434

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Olo, Inc. Class A (a)	63,473	$2,373,256
		21,217,141
		47,884,274
Utilities — 4.8%
Electric — 2.8%
Avista Corp.	114,819	4,899,327
Evoqua Water Technologies Corp. (a)	158,812	5,364,669
		10,263,996
Gas — 2.0%
National Fuel Gas Co.	98,258	5,133,981
Northwest Natural Holding Co.	44,083	2,315,239
		7,449,220
		17,713,216

TOTAL COMMON STOCK (Cost $278,195,250)		367,234,953

TOTAL EQUITIES (Cost $278,195,250)		367,234,953

MUTUAL FUNDS — 0.6%
Diversified Financial Services — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	2,330,790	2,330,790

TOTAL MUTUAL FUNDS (Cost $2,330,790)		2,330,790

TOTAL LONG-TERM INVESTMENTS (Cost $280,526,040)		369,565,743

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (e)	$4,723,603	4,723,603

TOTAL SHORT-TERM INVESTMENTS (Cost $4,723,603)		4,723,603

TOTAL INVESTMENTS — 100.7% (Cost $285,249,643) (f)		374,289,346

Other Assets/(Liabilities) — (0.7)%		(2,465,807)

NET ASSETS — 100.0%		$371,823,539

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $6,188,876 or 1.66% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,007,869 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $4,723,603. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $4,818,099.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Global Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Cayman Islands — 6.3%
Farfetch Ltd. Class A (a)	99,507	$5,011,173
JD.com, Inc. ADR (a)	172,035	13,730,113
Meituan Class B (a) (b)	37,500	1,548,809
StoneCo Ltd. Class A (a)	46,419	3,112,858
		23,402,953
Denmark — 0.4%
Ambu A/S Class B	31,529	1,211,764
Ascendis Pharma A/S ADR (a)	1,407	185,091
		1,396,855
France — 8.4%
Dassault Systemes SE	4,833	1,172,485
Kering SA	13,116	11,477,426
LVMH Moet Hennessy Louis Vuitton SE	23,439	18,403,528
		31,053,439
Germany — 2.5%
SAP SE	65,162	9,194,192
India — 3.4%
DLF Ltd.	1,906,354	7,221,929
ICICI Bank Ltd. Sponsored ADR (a)	322,567	5,515,896
		12,737,825
Italy — 0.3%
Brunello Cucinelli SpA (a)	20,949	1,227,632
Japan — 12.7%
Capcom Co. Ltd.	64,500	1,887,476
FANUC Corp.	16,300	3,929,120
Keyence Corp.	17,800	8,979,099
Murata Manufacturing Co. Ltd.	117,230	8,945,828
Nidec Corp.	103,400	11,975,819
Omron Corp.	60,900	4,826,911
Takeda Pharmaceutical Co. Ltd.	44,208	1,484,728
TDK Corp.	43,100	5,236,524
		47,265,505
Netherlands — 3.8%
Airbus SE (a)	84,786	10,918,784
ASML Holding NV	3,443	2,370,510

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
uniQure NV (a)	27,960	$861,168
		14,150,462
Spain — 1.1%
Industria de Diseno Textil SA	120,886	4,259,637
Sweden — 3.2%
Assa Abloy AB Class B	173,457	5,226,068
Atlas Copco AB Class A	108,356	6,638,116
		11,864,184
Switzerland — 1.0%
Lonza Group AG Registered	2,446	1,733,952
Zur Rose Group AG (a)	4,684	1,795,096
		3,529,048
United Kingdom — 1.1%
Prudential PLC	209,355	3,972,269
United States — 55.1%
Adobe, Inc. (a)	28,098	16,455,313
Agilent Technologies, Inc.	50,309	7,436,173
Alphabet, Inc. Class A (a)	15,924	38,883,064
Amazon.com, Inc. (a)	996	3,426,399
Analog Devices, Inc.	4,673	804,504
Avantor, Inc. (a)	159,170	5,652,127
Boston Scientific Corp. (a)	45,398	1,941,218
Castle Biosciences, Inc. (a)	11,022	808,243
Charles River Laboratories International, Inc. (a)	5,106	1,888,812
Dun & Bradstreet Holdings, Inc. (a) (c)	27,178	580,794
Electronic Arts, Inc.	19,331	2,780,378
Equifax, Inc.	28,394	6,800,647
Facebook, Inc. Class A (a)	55,556	19,317,377
Fate Therapeutics, Inc. (a)	8,039	697,705
Fidelity National Information Services, Inc.	31,684	4,488,672
Illumina, Inc. (a)	6,061	2,868,126
Intuit, Inc.	37,526	18,394,119
Intuitive Surgical, Inc. (a)	1,855	1,705,932
IQVIA Holdings, Inc. (a)	9,657	2,340,084
Marriott International, Inc. Class A (a)	3,389	462,666
Maxim Integrated Products, Inc.	105,462	11,111,476
Microsoft Corp.	13,254	3,590,509
PayPal Holdings, Inc. (a)	35,131	10,239,984
Pegasystems, Inc.	16,009	2,228,293
Phathom Pharmaceuticals, Inc. (a) (c)	30,441	1,030,428
Qualtrics International Inc (a)	16,492	630,819
S&P Global, Inc.	41,176	16,900,689
Twist Bioscience Corp. (a)	1,577	210,135
United Parcel Service, Inc. Class B	39,440	8,202,337
Veracyte, Inc. (a)	44,912	1,795,582
Visa, Inc. Class A	18,176	4,249,912
The Walt Disney Co. (a)	39,220	6,893,699
		204,816,216

TOTAL COMMON STOCK (Cost $149,362,008)		368,870,217

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.0%
India — 0.0%
Zee Entertainment Enterprises Ltd.
6.000%	573,050	$15,342

TOTAL PREFERRED STOCK (Cost $22,480)		15,342

TOTAL EQUITIES (Cost $149,384,488)		368,885,559

TOTAL LONG-TERM INVESTMENTS (Cost $149,384,488)		368,885,559

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (d)	$2,295,051	2,295,051

TOTAL SHORT-TERM INVESTMENTS (Cost $2,295,051)		2,295,051

TOTAL INVESTMENTS — 99.9% (Cost $151,679,539) (e)		371,180,610

Other Assets/(Liabilities) — 0.1%		353,999

NET ASSETS — 100.0%		$371,534,609

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $1,548,809 or 0.42% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $1,515,403 or 0.41% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,545,841 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Maturity value of $2,295,051. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $2,341,033.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual International Equity Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.5%

COMMON STOCK — 93.5%
Australia — 0.7%
Lendlease Corp Ltd.	27,200	$233,816
Macquarie Group Ltd.	3,900	457,425
Santos Ltd.	63,800	340,333
		1,031,574
Austria — 0.1%
ams AG (a)	4,566	91,618
Belgium — 0.7%
Anheuser-Busch InBev SA	3,900	280,855
Groupe Bruxelles Lambert SA	2,500	279,623
KBC Group NV	6,800	517,977
		1,078,455
Canada — 5.2%
The Bank of Nova Scotia (b)	31,830	2,070,131
Canadian National Railway Co.	28,378	2,994,158
Intact Financial Corp.	22,685	3,081,947
		8,146,236
Cayman Islands — 0.6%
CK Asset Holdings Ltd.	54,000	372,783
CK Hutchison Holdings Ltd.	75,700	589,860
		962,643
Denmark — 0.2%
AP Moller - Maersk A/S Class B	90	258,822
France — 10.7%
Amundi SA (c)	1,139	100,348
Arkema SA	1,600	200,883
AXA SA	80,236	2,032,694
Capgemini SE	13,059	2,511,127
Dassault Aviation SA	160	188,359
Engie SA	49,700	681,348
LVMH Moet Hennessy Louis Vuitton SE	1,746	1,370,901
Rexel SA	12,100	253,233
Sanofi	5,700	597,278
Schneider Electric SE	14,390	2,265,195
TotalEnergies SE	46,990	2,131,812
Ubisoft Entertainment SA (a)	3,300	231,054
Veolia Environnement SA	17,700	534,781

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vinci SA	34,142	$3,645,680
		16,744,693
Germany — 4.4%
Allianz SE Registered	1,360	339,097
BASF SE	6,200	488,572
Bayer AG Registered	2,100	127,557
Deutsche Boerse AG	2,780	485,253
Deutsche Post AG Registered	8,100	551,132
Fresenius SE & Co. KGaA	10,700	558,331
HeidelbergCement AG	6,800	583,422
Infineon Technologies AG	10,400	417,049
Merck KGaA	8,317	1,596,614
SAP SE	4,200	592,609
Siemens AG Registered	4,160	659,151
Siemens Energy AG (a)	11,780	355,170
Talanx AG (a)	3,700	151,299
		6,905,256
Hong Kong — 2.6%
AIA Group Ltd.	332,185	4,128,621
Ireland — 3.5%
AIB Group PLC (a)	89,100	229,256
DCC PLC	4,900	401,385
Linde PLC	570	164,787
Linde PLC (a)	14,180	4,097,134
Ryanair Holdings PLC Sponsored ADR (a)	500	54,105
Smurfit Kappa Group PLC	10,900	591,354
		5,538,021
Israel — 0.2%
Check Point Software Technologies Ltd. (a)	3,090	358,842
Italy — 0.3%
Mediobanca Banca di Credito Finanziario SpA (a)	14,691	171,455
Prysmian SpA	6,300	225,962
		397,417
Japan — 17.7%
Astellas Pharma, Inc.	278,340	4,845,234
Chugai Pharmaceutical Co. Ltd.	36,840	1,451,008
Denka Co. Ltd.	7,500	249,328
FANUC Corp.	1,400	337,470
Fujitsu Ltd.	2,100	393,339
Hitachi Ltd.	9,200	526,524
Japan Airlines Co. Ltd. (a)	8,200	177,410
Kao Corp. (b)	51,640	3,176,558
KDDI Corp.	123,100	3,838,163
Kirin Holdings Co. Ltd. (b)	110,970	2,163,098
Kyocera Corp.	6,100	376,953
Matsumotokiyoshi Holdings Co. Ltd.	1,200	52,967
Nintendo Co. Ltd.	600	349,104
Olympus Corp.	26,200	520,528
ORIX Corp.	34,100	573,785
Rakuten Group, Inc. (b)	42,500	479,487

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sega Sammy Holdings, Inc.	16,900	$221,864
Seven & i Holdings Co. Ltd.	15,200	724,569
Shiseido Co. Ltd. (b)	40,410	2,971,417
Sony Group Corp.	11,700	1,135,521
Square Enix Holdings Co. Ltd.	4,600	228,222
Sumitomo Mitsui Financial Group, Inc.	13,800	474,923
Sysmex Corp.	10,530	1,243,715
Toshiba Corp. (b)	12,100	523,553
Toyota Industries Corp.	7,600	657,167
		27,691,907
Luxembourg — 0.2%
ArcelorMittal SA	11,800	362,237
Netherlands — 5.9%
Airbus SE (a)	500	64,390
ASML Holding NV	490	337,366
EXOR NV	1,900	152,073
Heineken Holding NV	6,200	624,618
Heineken NV	36,729	4,452,619
Koninklijke Philips NV	66,390	3,291,238
NXP Semiconductor NV	1,300	267,436
		9,189,740
Norway — 0.2%
Mowi ASA	14,600	371,400
Republic of Korea — 0.1%
Samsung Electronics Co. Ltd.	3,100	222,194
Singapore — 0.3%
DBS Group Holdings, Ltd.	23,200	514,831
Spain — 3.5%
Iberdrola SA	193,162	2,353,762
Industria de Diseno Textil SA	86,891	3,061,761
Siemens Gamesa Renewable Energy SA (a)	2,300	76,787
		5,492,310
Sweden — 2.6%
Assa Abloy AB Class B	102,699	3,094,208
Essity AB Class B	6,000	198,949
Investor AB Class B	14,500	334,036
Lundin Energy AB (b)	2,300	81,607
Volvo AB Class B (b)	13,400	322,543
		4,031,343
Switzerland — 9.8%
ABB Ltd. Registered	14,600	495,590
Alcon, Inc.	6,200	434,290
Cie Financiere Richemont SA Registered	2,400	290,573
Nestle SA Registered	34,764	4,329,347
Novartis AG Registered	48,445	4,415,510
Roche Holding AG	12,339	4,650,206

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
UBS Group AG Registered	43,900	$672,174
		15,287,690
United Kingdom — 24.0%
Ashtead Group PLC	4,000	297,104
AstraZeneca PLC	22,890	2,746,759
Aviva PLC	61,100	343,581
BAE Systems PLC	462,650	3,344,771
Barratt Developments PLC	17,700	170,516
BHP Group PLC ADR	1,600	95,504
The British Land Co. PLC	54,400	372,990
Bunzl PLC	7,300	241,387
Compass Group PLC (a)	114,073	2,405,922
Diageo PLC	85,793	4,111,501
Entain PLC (a)	12,700	306,895
Experian PLC	58,323	2,249,931
Glencore PLC	53,400	228,679
Imperial Brands PLC	12,000	258,594
Inchcape PLC	17,956	191,006
Informa PLC (a)	32,800	228,000
Kingfisher PLC	55,600	280,520
Liberty Global PLC Class C (a)	15,000	405,600
Lloyds Banking Group PLC	574,800	371,844
Melrose Industries PLC	88,000	189,349
National Grid PLC	250,417	3,188,395
Persimmon PLC	9,500	389,429
Prudential PLC	91,159	1,729,636
Reckitt Benckiser Group PLC	42,548	3,765,549
Royal Dutch Shell PLC Class A	58,937	1,184,367
Smith & Nephew PLC	194,751	4,220,422
Tesco PLC	174,200	537,748
Unilever PLC	53,017	3,103,047
Unilever PLC	11,500	672,623
		37,631,669

TOTAL COMMON STOCK (Cost $126,433,387)		146,437,519

TOTAL EQUITIES (Cost $126,433,387)		146,437,519

MUTUAL FUNDS — 0.2%
United States — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	331,583	331,583

TOTAL MUTUAL FUNDS (Cost $331,583)		331,583

TOTAL LONG-TERM INVESTMENTS (Cost $126,764,970)		146,769,102

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.0%

Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (e)	$4,608,442	$4,608,442

TOTAL SHORT-TERM INVESTMENTS (Cost $4,608,442)		4,608,442

TOTAL INVESTMENTS — 96.7% (Cost $131,373,412) (f)		151,377,544

Other Assets/(Liabilities) — 3.3%		5,232,010

NET ASSETS — 100.0%		$156,609,554

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $10,476,247 or 6.69% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $10,717,614 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $100,348 or 0.06% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $4,608,442. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $4,700,658.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 93.1%
Bermuda — 0.4%
Credicorp Ltd. (a)	6,435	$779,343
Brazil — 4.7%
Ambev SA	340,139	1,167,351
B3 SA - Brasil Bolsa Balcao	335,478	1,134,493
Lojas Renner SA	88,900	790,552
Vale SA Sponsored ADR	236,678	5,398,625
		8,491,021
Cayman Islands — 27.4%
Alibaba Group Holding Ltd. (a)	1,500	42,499
Alibaba Group Holding Ltd. Sponsored ADR (a)	10,209	2,315,197
BeiGene Ltd. ADR (a)	5,983	2,053,306
Blue Moon Group Holdings Ltd. (b)	183,960	260,048
Budweiser Brewing Co. APAC Ltd. (b)	351,200	1,105,432
Full Truck Alliance Co. Ltd. ADR (a)	45,484	926,964
Hansoh Pharmaceutical Group Co. Ltd. (b)	28,000	122,257
Huazhu Group Ltd. ADR (a) (c)	99,331	5,245,670
Innovent Biologics, Inc. (a) (b)	58,000	676,458
Kuaishou Technology (a) (b)	52,900	1,327,218
Meituan Class B (a) (b)	106,600	4,402,747
NetEase, Inc. ADR	26,957	3,106,794
New Horizon Health Ltd. (a) (b)	41,000	417,686
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	157,140	1,286,977
OneConnect Financial Technology Co. Ltd. (a)	52,519	631,278
Pagseguro Digital Ltd. Class A (a) (c)	20,811	1,163,751
Pinduoduo, Inc. ADR (a)	27,587	3,504,101
Sunny Optical Technology Group Co. Ltd.	12,100	381,412
TAL Education Group Sponsored ADR (a)	25,367	640,009
Tencent Holdings Ltd.	155,890	11,725,911
Tencent Music Entertainment Group ADR (a)	60,524	936,911
Wuxi Biologics Cayman, Inc. (a) (b)	184,000	3,372,498
Zai Lab Ltd. ADR (a)	4,444	786,544
ZTO Express Cayman, Inc.	7,620	230,371
ZTO Express Cayman, Inc. ADR	96,131	2,917,576
		49,579,615
Chile — 0.6%
Falabella SA	242,536	1,079,571
China — 2.4%
Contemporary Amperex Technology Co. Ltd. Class A	3,500	289,881
Gree Electric Appliances, Inc. of Zhuhai Class A	69,300	558,945
Jiangsu Hengrui Medicine Co. Ltd. Class A	67,970	715,173
Ping An Insurance Group Co. of China Ltd. Class A	258,471	2,571,882

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Remegen Co. Ltd. Class H (a) (b)	17,731	$269,112
		4,404,993
Colombia — 0.3%
Grupo Aval Acciones y Valores SA	95,881	546,522
Egypt — 0.5%
Commercial International Bank Egypt SAE (a)	277,310	927,610
France — 4.6%
Kering SA	6,930	6,064,239
LVMH Moet Hennessy Louis Vuitton SE	111	87,154
Pernod Ricard SA	9,977	2,214,479
		8,365,872
Hong Kong — 3.4%
AIA Group Ltd.	488,200	6,067,682
India — 13.2%
Godrej Properties Ltd. (a)	22,032	413,664
Havells India Ltd.	11,178	147,795
HDFC Bank Ltd.	42,505	856,735
HDFC Life Insurance Co. Ltd. (b)	41,677	386,114
Housing Development Finance Corp. Ltd.	240,843	8,043,437
Infosys Ltd.	118,153	2,492,368
Kotak Mahindra Bank Ltd. (a)	224,221	5,146,947
Oberoi Realty Ltd. (a)	89,329	756,590
Tata Consultancy Services Ltd.	100,871	4,552,048
Zee Entertainment Enterprises Ltd.	353,109	1,021,184
		23,816,882
Indonesia — 1.2%
Bank Central Asia Tbk PT	611,100	1,269,648
Bank Rakyat Indonesia Persero Tbk PT	1,497,100	406,798
Indocement Tunggal Prakarsa Tbk PT	353,435	250,951
Semen Indonesia Persero Tbk PT	310,300	203,309
		2,130,706
Italy — 1.7%
Moncler SpA	13,380	905,737
PRADA SpA	287,700	2,184,345
		3,090,082
Luxembourg — 0.2%
InPost SA (a)	19,340	388,555
Mexico — 5.8%
Alsea SAB de CV (a)	253,000	453,100
Fomento Economico Mexicano SAB de CV	329,554	2,787,504
Fomento Economico Mexicano SAB de CV Sponsored ADR	7,508	634,501
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	28,160	518,461
Grupo Mexico SAB de CV Series B	827,587	3,900,877
Wal-Mart de Mexico SAB de CV	661,093	2,159,314
		10,453,757

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Netherlands — 3.0%
Yandex NV Class A (a) (c)	77,271	$5,466,923
Philippines — 2.1%
Ayala Land, Inc.	1,649,200	1,218,066
SM Investments Corp.	96,910	1,984,149
SM Prime Holdings, Inc.	854,257	639,046
		3,841,261
Republic of Korea — 2.6%
Samsung Biologics Co. Ltd. (a) (b)	3,684	2,749,887
Samsung Electronics Co. Ltd.	25,860	1,853,524
		4,603,411
Russia — 4.8%
Novatek PJSC Sponsored GDR Registered (b)	31,591	6,931,814
Novatek PJSC Sponsored GDR Registered (b)	531	116,448
Polyus PJSC (a)	4,598	889,186
Polyus PJSC GDR (b) (d)	132	12,771
Polyus PJSC GDR (b) (d)	4,390	424,733
Sberbank of Russia PJSC	91,895	382,975
		8,757,927
South Africa — 0.6%
FirstRand Ltd.	289,274	1,086,046
Switzerland — 2.0%
Cie Financiere Richemont SA Registered	29,280	3,544,992
Taiwan — 7.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	635,000	13,560,341
Turkey — 0.4%
Akbank TAS	821,726	499,639
Turkiye Garanti Bankasi AS	305,629	292,170
		791,809
United Kingdom — 0.3%
Prudential PLC	31,209	592,155
United States — 3.4%
Yum China Holdings, Inc.	93,920	6,222,200

TOTAL COMMON STOCK (Cost $133,573,476)		168,589,276

PREFERRED STOCK — 5.1%
Brazil — 2.1%
Banco Bradesco SA 3.340%
	255,270	1,320,539
Lojas Americanas SA 0.640%
	567,972	2,464,280
		3,784,819

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
India — 0.0%
Zee Entertainment Enterprises Ltd.
6.000%	742,906	$19,889
Singapore — 3.0%
Grab Holdings, Inc., Series H, (Acquired 6/18/19, Cost $2,438,401)
(a) (d) (e) (f)	395,658	5,428,428

TOTAL PREFERRED STOCK (Cost $6,894,771)		9,233,136

TOTAL EQUITIES (Cost $140,468,247)		177,822,412

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (a)	68,286	45,758

TOTAL WARRANTS (Cost $0)		45,758

TOTAL LONG-TERM INVESTMENTS (Cost $140,468,247)		177,868,170

	Principal Amount
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (g)	$4,047,687	4,047,687

TOTAL SHORT-TERM INVESTMENTS (Cost $4,047,687)		4,047,687

TOTAL INVESTMENTS — 100.5% (Cost $144,515,934) (h)		181,915,857

Other Assets/(Liabilities) — (0.5)%		(835,364)

NET ASSETS — 100.0%		$181,080,493

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $22,575,223 or 12.47% of net assets.

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $7,261,140 or 4.01% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $7,407,400 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $5,865,932 or 3.24% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	Restricted security. Certain securities are restricted as to resale. At June 30, 2021, these securities amounted to a value of $5,428,428 or 3.00% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Maturity value of $4,047,687. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $4,128,643.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Premier Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"):

MassMutual Short-Duration Bond Fund (formerly known as MassMutual Premier Short-Duration Bond Fund) (“Short-Duration Bond Fund”)

MassMutual Inflation-Protected and Income Fund (formerly known as MassMutual Premier Inflation-Protected and Income Fund) (“Inflation-Protected and Income Fund”)

MassMutual Core Bond Fund (formerly known as MassMutual Premier Core Bond Fund) (“Core Bond Fund”)

MassMutual Diversified Bond Fund (formerly known as MassMutual Premier Diversified Bond Fund) (“Diversified Bond Fund”)

MassMutual High Yield Fund (formerly known as MassMutual Premier High Yield Fund) (“High Yield Fund”)

MassMutual Balanced Fund (formerly known as MassMutual Premier Balanced Fund) (“Balanced Fund”)

MassMutual Disciplined Value Fund (formerly known as MassMutual Premier Disciplined Value Fund) (“Disciplined Value Fund”)

MassMutual Main Street Fund (formerly known as MassMutual Premier Main Street Fund) (“Main Street Fund”)

MassMutual Disciplined Growth Fund (formerly known as MassMutual Premier Disciplined Growth Fund) (“Disciplined Growth Fund”)

MassMutual Small Cap Opportunities Fund (formerly known as MassMutual Premier Small Cap Opportunities Fund) (“Small Cap Opportunities Fund”)

MassMutual Global Fund (formerly known as MassMutual Premier Global Fund) (“Global Fund”)

MassMutual International Equity Fund (formerly known as MassMutual Premier International Equity Fund) (“International Equity Fund”)

MassMutual Strategic Emerging Markets Fund (formerly known as MassMutual Premier Strategic Emerging Markets Fund) (“Strategic Emerging Markets Fund”)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees ("Trustees"), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds' Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds' Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds' Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

[1]	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Disciplined Value Fund, Disciplined Growth Fund, and Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2021. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2021, for the remaining Funds' investments:

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$200,678,273	$—	$200,678,273
Municipal Obligations	—	451,258	—	451,258
Non-U.S. Government Agency Obligations	—	169,478,006	—	169,478,006
U.S. Government Agency Obligations and Instrumentalities	—	2,535,195	—	2,535,195
U.S. Treasury Obligations	—	1,770,896	—	1,770,896
Purchased Options	—	479,102	—	479,102
Mutual Funds	1,252,240	—	—	1,252,240
Short-Term Investments	—	7,627,667	—	7,627,667
Total Investments	$1,252,240	$383,020,397	$—	$384,272,637
Asset Derivatives
Futures Contracts	$800,119	$—	$—	$800,119
Liability Derivatives
Futures Contracts	$(470,580)	$—	$—	$(470,580)

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Obligations	$—	$186,699,732	$—	$186,699,732
U.S. Government Agency Obligations and Instrumentalities	—	32,346,513	—	32,346,513
U.S. Treasury Obligations	—	56,040,850	—	56,040,850
Purchased Options	—	912,614	—	912,614
Short-Term Investments	—	85,995,141	—	85,995,141
Total Investments	$—	$361,994,850	$—	$361,994,850

Asset Derivatives
Futures Contracts	$36,639	$—	$—	$36,639
Swap Agreements	—	5,349,719	—	5,349,719
Total	$36,639	$5,349,719	$—	$5,386,358

Liability Derivatives
Futures Contracts	$(15,276)	$—	$—	$(15,276)

Notes to Portfolio of Investments (Unaudited) (Continued)

Core Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$450,596,378	$—	$450,596,378
Non-U.S. Government Agency Obligations	—	395,097,871	—	395,097,871
Sovereign Debt Obligations	—	9,461,608	—	9,461,608
U.S. Government Agency Obligations and Instrumentalities	—	228,862,692	—	228,862,692
U.S. Treasury Obligations	—	88,863,458	—	88,863,458
Purchased Options	—	2,940,363	—	2,940,363
Mutual Funds	3,250,470	—	—	3,250,470
Short-Term Investments	—	195,233,308	—	195,233,308
Total Investments	$3,250,470	$1,371,055,678	$—	$1,374,306,148

Asset Derivatives
Futures Contracts	$2,245,544	$—	$—	$2,245,544

Liability Derivatives
Futures Contracts	$(1,161,738)	$—	$—	$(1,161,738)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$125,989	$—	$15,389	$141,378
Preferred Stock	1,632,855	—	—	1,632,855
Corporate Debt	—	103,439,635	—	103,439,635
Non-U.S. Government Agency Obligations	—	74,228,102	—	74,228,102
Sovereign Debt Obligations	—	1,476,172	—	1,476,172
U.S. Government Agency Obligations and Instrumentalities	—	32,928,459	—	32,928,459
U.S. Treasury Obligations	—	7,799,407	—	7,799,407
Purchased Options	—	581,906	—	581,906
Warrants	—	—	4,011	4,011
Mutual Funds	1,928,998	—	—	1,928,998
Short-Term Investments	—	28,967,602	—	28,967,602
Total Investments	$3,687,842	$249,421,283	$19,400	$253,128,525

Asset Derivatives
Forward Contracts	$—	$118,083	$—	$118,083
Futures Contracts	633,754	—	—	633,754
Total	$633,754	$118,083	$—	$751,837

Liability Derivatives
Forward Contracts	$—	$(27,188)	$—	$(27,188)
Futures Contracts	(226,765)	—	—	(226,765)
Written Options	—	(5,268)	—	(5,268)
Total	$(226,765)	$(32,456)	$—	$(259,221)

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$4,120,324	$55	$622,489	$4,742,868
Bank Loans	—	67,822,756	—	67,822,756
Corporate Debt	—	442,973,403	—	442,973,403
Mutual Funds	3,405,703	—	—	3,405,703
Short-Term Investments	—	35,952,278	—	35,952,278
Total Investments	$7,526,027	$546,748,492	$622,489	$554,897,008

Notes to Portfolio of Investments (Unaudited) (Continued)

Balanced Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$104,537,482	$—	$—	$104,537,482
Corporate Debt	—	21,144,317	—	21,144,317
Non-U.S. Government Agency Obligations	—	1,308,335	—	1,308,335
U.S. Government Agency Obligations and Instrumentalities	—	11,371,431	—	11,371,431
U.S. Treasury Obligations	—	31,114,571	—	31,114,571
Mutual Funds	119,070	—	—	119,070
Short-Term Investments	—	2,885,669	—	2,885,669
Total Investments	$104,656,552	$67,824,323	$—	$172,480,875

Liability Derivatives
Futures Contracts	$(32,529)	$—	$—	$(32,529)

Notes to Portfolio of Investments (Unaudited) (Continued)

Main Street Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$121,690,481	$822,471	*	$—	$122,512,952
Mutual Funds	467,215	—		—	467,215
Total Investments	$122,157,696	$822,471		$—	$122,980,167

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Cayman Islands	$21,854,144	$1,548,809	$—	$23,402,953
Denmark	185,091	1,211,764	—	1,396,855
France	—	31,053,439	—	31,053,439
Germany	—	9,194,192	—	9,194,192
India	5,515,896	7,221,929	—	12,737,825
Italy	—	1,227,632	—	1,227,632
Japan	—	47,265,505	—	47,265,505
Netherlands	861,168	13,289,294	—	14,150,462
Spain	—	4,259,637	—	4,259,637
Sweden	—	11,864,184	—	11,864,184
Switzerland	—	3,529,048	—	3,529,048
United Kingdom	—	3,972,269	—	3,972,269
United States	204,816,216	—	—	204,816,216
Preferred Stock
India	15,342	—	—	15,342
Short-Term Investments	—	2,295,051	—	2,295,051
Total Investments	$233,247,857	$137,932,753	$—	$371,180,610

Notes to Portfolio of Investments (Unaudited) (Continued)

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$1,031,574	$—	$1,031,574
Austria	—	91,618	—	91,618
Belgium	—	1,078,455	—	1,078,455
Canada	8,146,236	—	—	8,146,236
Cayman Islands	—	962,643	—	962,643
Denmark	—	258,822	—	258,822
France	—	16,744,693	—	16,744,693
Germany	—	6,905,256	—	6,905,256
Hong Kong	—	4,128,621	—	4,128,621
Ireland	218,892	5,319,129	—	5,538,021
Israel	358,842	—	—	358,842
Italy	—	397,417	—	397,417
Japan	—	27,691,907	—	27,691,907
Luxembourg	—	362,237	—	362,237
Netherlands	267,436	8,922,304	—	9,189,740
Norway	—	371,400	—	371,400
Republic of Korea	—	222,194	—	222,194
Singapore	—	514,831	—	514,831
Spain	—	5,492,310	—	5,492,310
Sweden	—	4,031,343	—	4,031,343
Switzerland	—	15,287,690	—	15,287,690
United Kingdom	501,104	37,130,565	—	37,631,669
Mutual Funds	331,583	—	—	331,583
Short-Term Investments	—	4,608,442	—	4,608,442
Total Investments	$9,824,093	$141,553,451	$—	$151,377,544

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Emerging Markets Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Bermuda	$779,343	$—	$—	$779,343
Brazil	8,491,021	—	—	8,491,021
Cayman Islands	25,515,078	24,064,537	—	49,579,615
Chile	1,079,571	—	—	1,079,571
China	—	4,404,993	—	4,404,993
Colombia	546,522	—	—	546,522
Egypt	—	927,610	—	927,610
France	—	8,365,872	—	8,365,872
Hong Kong	—	6,067,682	—	6,067,682
India	—	23,816,882	—	23,816,882
Indonesia	—	2,130,706	—	2,130,706
Italy	—	3,090,082	—	3,090,082
Luxembourg	—	388,555	—	388,555
Mexico	10,453,757	—	—	10,453,757
Netherlands	5,466,923	—	—	5,466,923
Philippines	—	3,841,261	—	3,841,261
Republic of Korea	—	4,603,411	—	4,603,411
Russia	116,448	8,641,479	—	8,757,927
South Africa	—	1,086,046	—	1,086,046
Switzerland	—	3,544,992	—	3,544,992
Taiwan	—	13,560,341	—	13,560,341
Turkey	—	791,809	—	791,809
United Kingdom	—	592,155	—	592,155
United States	6,222,200	—	—	6,222,200
Preferred Stock
Brazil	3,784,819	—	—	3,784,819
India	19,889	—	—	19,889
Singapore	—	—	5,428,428	5,428,428
Warrants	45,758	—	—	45,758
Short-Term Investments	—	4,047,687	—	4,047,687
Total Investments	$62,521,329	$113,966,100	$5,428,428	$181,915,857

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's (“SEC”) EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2021, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At June 30, 2021, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$379,283,701	$7,118,812	$(2,129,876)	$4,988,936
Inflation-Protected and Income Fund	358,613,130	4,231,137	(849,417)	3,381,720
Core Bond Fund	1,339,614,898	41,126,139	(6,434,889)	34,691,250
Diversified Bond Fund	245,040,284	9,244,791	(1,156,550)	8,088,241
High Yield Fund	528,221,709	30,194,489	(3,519,190)	26,675,299
Balanced Fund	165,840,557	7,939,142	(1,298,824)	6,640,318
Disciplined Value Fund	90,655,568	10,180,312	(764,874)	9,415,438
Main Street Fund	85,769,746	37,647,097	(436,676)	37,210,421
Disciplined Growth Fund	198,645,116	54,793,438	(1,146,392)	53,647,046
Small Cap Opportunities Fund	285,249,643	95,898,873	(6,859,170)	89,039,703
Global Fund	151,679,539	220,133,832	(632,761)	219,501,071
International Equity Fund	131,373,412	22,294,892	(2,290,760)	20,004,132
Strategic Emerging Markets Fund	144,515,934	43,712,437	(6,312,514)	37,399,923

4. New Accounting Pronouncements

In March 2020, FASB issued Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 will have a material impact on the financial statements.

In October 2020, Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables — Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the “next call date” rather than the “earliest call date,” and further clarifies the definition of “next call date.” ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of ASU 2020-08 is not permitted. Management is currently evaluating the impact, if any, of applying ASU 2020-08.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance and may increase costs related to a fund’s use of derivatives.

Notes to Portfolio of Investments (Unaudited) (Continued)

5. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout ("LBO") transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, are approximately $44,200, $299,880, and $414,800, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.